As filed with the Securities and Exchange Commission on  February 28, 2002
                                       Registration Nos.:
                                       333-52956;
                                       811-07549

                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                       FORM N-4
                REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            (   )
                PRE-EFFECTIVE AMENDMENT NO.                                        (   )
                                          -----
                POST-EFFECTIVE AMENDMENT NO.   1                                   ( X)
                                          ------
                                        and/or
                      REGISTRATION STATEMENT UNDER THE INVESTMENT
                                  COMPANY ACT OF 1940                              (   )
                               Amendment No.   12                                  (X)
                                             -------
                     (Check appropriate box or boxes)

                           VARIABLE ANNUITY-1 SERIES ACCOUNT
                              (Exact name of Registrant)
                      GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                                  (Name of Depositor)
                                8515 East Orchard Road
                           Greenwood Village, Colorado 80111
           (Address of Depositor's Principal Executive Offices)  (Zip Code)

                  Depositor's Telephone Number, including Area Code:
                                    (800) 537-2033

                                  William T. McCallum
                         President and Chief Executive Officer
                      Great-West Life & Annuity Insurance Company
                                8515 East Orchard Road
                          Greenwood Village, Colorado  80111
                        (Name and Address of Agent for Service)

                                       Copy to:
                                 James F. Jorden, Esq.
                                    Jorden Burt LLP
                  1025 Thomas Jefferson Street, N.W., Suite 400 East
                             Washington, D.C.  20007-0805


It is proposed that this filing will become effective (check appropriate space)

         X    Immediately upon filing pursuant to paragraph (b) of Rule 485.
              On      , pursuant to paragraph (b) of Rule 485.
              60 days after filing pursuant to paragraph (a)(1) of Rule 485.
              On      , pursuant to paragraph (a)(1) of Rule 485.

         If appropriate, check the following:

         This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said Section 8(a), may determine.

This post-effective amendment no. 1 to the registration statement on Form N-4 the ("Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to supplement the Registration Statement with a supplement to the prospectus, dated May 3, 2001. This post-effective amendment relates only to the supplement filed herein and does not otherwise delete, amend, or supersede any information contained in the Registration Statement, except as provided in the supplement.

                           SCHWABsignature(TM) ANNUITY
              Issued by Great-West Life & Annuity Insurance Company
                        Variable Annuity-1 Series Account
                      Supplement dated March 1, 2002 to the
                   Prospectus for the Schwabsignature Annuity
                                dated May 3, 2001


Effective March 1, 2002, the Federated Fund for U.S. Government Securities II Sub-Account was added as a new investment option under your Contract. As a result, please note the following changes to your prospectus and retain this supplement for future reference.

On Page 1 of the prospectus, the following should be added to the list of
Portfolios:

      Federated Fund for U.S. Government Securities II

On Page 8 under the heading "Portfolio Annual Expenses," please add the following:

                                                   Portfolio Annual Expenses
 (as a percentage of Portfolio average net assets, before and after fee waivers and expense reimbursements as of December 31, 2001)
Portfolio                                      Management    Other        12b-1 fees      Total        Total Fee        Total
                                                  fees        expenses                  Portfolio       Waivers       Portfolio
                                                                                        Expenses                      expenses
                                                                                       before fee                     after fee
                                                                                         waivers                       waivers

Federated U.S. Government Securities II*          0.60%       0.14%           None        0.74%              N/A        0.74%

For the Federated Fund for U.S. Government Securities II, the maximum shareholder services fee is 0.25%. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2001. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2002.

On Page 9, under the heading "Fee Examples," please add the following:

PORTFOLIO                                                        1 year           3 years           5 years             10 years
Federated U.S. Government Securities II                         $15              $49                $89               $218

On Page 12, under the heading "Federated Insurance Series" please add the following:

Federated Fund for U.S. Government Securities II seeks to provide current income through investment of at least 65% of its total assets in securities which are primary or direct obligations of the U.S. government or its agencies or instrumentalities or which are guaranteed as to principal and interest by the U.S. government, its agencies, or instrumentalities and in certain collateralized mortgage obligations, and repurchase agreements.

On Page 27, under the heading "Performance Data," please add the table on the attached page 2.

Because the Federated Fund for U.S. Government Securities II is a new investment option under your Contract, there is no Sub-Account performance information to report. However, the fund in which the Sub-Account invests has been in existence since March 28, 1994, the fund does have a performance history. Accordingly, the information below illustrates how the Sub-Account would have performed had it been available under your Contract for the time periods shown ended December 31, 2001, using the Portfolio's average annual total return and reflecting the deduction of all fees and charges under your Contract. Please remember that past performance is no guarantee of future results.


                                          Standardized Performance Data
Sub-Account                               1 year    3 years    5 years        Since         Inception
                                                                           Inception of      Date of
                                                                           Sub-Account     Sub-Account


Federated U.S. Government Securities II    6.28%     4.95%      5.87%         5.71%         11/1/1996


                                               Non-Standardized Performance Data
                                          1 year     3 years    5 years   10 years   Since Inception      Inception
                                                                                      of Underlying        Date of
                                                                                        Portfolio         Underlying
                                                                                     (if less than 10     Portfolio
                                                                                          years)
                                           6.28%      4.95%      5.87%      N/A           5.44%            3/28/94


After Page 30, please insert the following pages:

CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units
Outstanding Through Each Periof for the Periods Ended December 31, 2001

-------------------------------------------------------------------------------------------------------------------------
                                  ALGER AMERICAN BALANCED       ALGER AMERICAN GROWTH           ALLIANCE VP GROWTH & INCOME
                                      PORTFOLIO                      PORTFOLIO                            PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70          0.65           0.70           0.65            0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
 Beginning Unit Value                 $10.00         $10.00         $10.00         $10.00         $10.00          $10.00
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                     $ 9.70         $ 9.70        $ 8.90         $ 8.89         $ 9.39          $ 9.38
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding           10,478         44,719       110,022         53,244         98,944          74,454
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                  ALLIANCE VP GROWTH PORTFOLIO    ALLIANCEBERNSTEIN VP REAL    AMERICAN CENTURY VP
                                                                  ESTATE INVESTMENT PORTFOLIO  INTERNATIONAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70          0.65           0.70           0.65            0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
 Beginning Unit Value                 $10.00         $10.00         $10.00         $10.00         $10.00          $10.00
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                     $ 8.58         $ 8.58       $ 11.05        $ 11.05         $ 8.27          $ 8.27
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding            3,673         11,322        48,102         16,327         76,030          27,288
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                  AMERICAN CENTURY VP INCOME    BERGER IPT-LARGE CAP GROWTH    BERGER IPT-SMALL COMPANY
                                  & GROWTH PORTFOLIO            FUND                           GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70          0.65           0.70           0.65            0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
 Beginning Unit Value                 $10.00         $10.00         $10.00         $10.00         $10.00          $10.00
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                     $ 9.36         $ 9.36        $ 8.38         $ 8.39         $ 8.00          $ 8.00
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding            3,158          5,696        14,808          8,729         82,084          52,671
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
(Continued)
-------------------------------------------------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units
Outstanding Through Each Periof for the Periods Ended December 31, 2001

-------------------------------------------------------------------------------------------------------------------------
                                  DELAWARE GPF PREMIUM SMALL    DEUTSCHE ASSET MANAGEMENT       DEUTSCHE ASSET MANAGEMENT
                                  CAP VALUE SERIES              VIT EAFE EQUITY INDEX FUND      VIT SMALL CAP INDEX FUND
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70           0.65           0.70           0.65           0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
 Beginning Unit Value                 $10.00         $10.00         $10.00         $10.00         $10.00          $10.00
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                    $ 10.71        $ 10.70         $ 8.21         $ 8.21        $ 10.11        $ 10.11
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding           58,778         28,758         24,035         19,182         36,498         41,813
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                  DREYFUS VIF SMALL CAP         DREYFUS VIF GROWTH & INCOME     FEDERATED INTERNATIONAL
                                  PORTFOLIO                     PORTFOLIO                       EQUITY FUND II
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70           0.65           0.70           0.65           0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
------------------------------------------------------------------------------------------------------------------------
 Beginning Unit Value                 $10.00         $10.00         $10.00         $10.00         $10.00          $10.00
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                     $ 9.79         $ 9.77         $ 9.33         $ 9.33         $ 7.86         $ 7.86
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding           46,287         33,176         10,283         19,175              2          1,778
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                  INVESCO VIF-HIGH YIELD FUND   INVESCO VIF-TECHNOLOGY FUND   J.P. MORGAN SERIES TRUST II
                                                                                              SMALL COMPANY FUND
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70           0.65           0.70           0.65           0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units
Outstanding Through Each Periof for the Periods Ended December 31, 2001
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
 Beginning Unit Value                 $10.00         $10.00         $10.00         $10.00         $10.00          $10.00
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                     $ 8.34         $ 8.36         $ 7.19         $ 7.19         $ 9.79         $ 9.79
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding           60,110         35,883         35,530          8,092         73,404         64,994
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
(Continued)
-------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                  JANUS ASPEN SERIES WORLDWIDE   JANUS ASPEN SERIES FLEXIBLE   OPPENHEIMER GLOBAL SECURITIES
                                  GROWTH PORTFOLIO               INCOME PORTFOLIO              FUND/VA
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets       0.65           0.70           0.65           0.70           0.65           0.70
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            2001
------------------------------------------------------------------------------------------------------------------------
 Beginning Unit Value                 $10.00         $10.00         $10.00         $10.00         $10.00         $10.00
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                    $ 8.47         $ 8.46        $ 10.41        $ 10.41         $ 9.48         $ 9.48
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding          99,987         60,207        229,005        276,547         28,571         31,709
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                    $ 846          $ 510        $ 2,384        $ 2,878          $ 271          $ 300
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                        (15.30%)       (15.40%)         4.10%          4.10%         (5.20%)        (5.20%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                  PBHG INSURANCE SERIES LARGE   SAFECO RST EQUITY PORTFOLIO   SCHWAB MARKETTRACK GROWTH
                                  CAP GROWTH PORTFOLIO                                        PORTFOLIO II
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets       0.65           0.70           0.65           0.70           0.65           0.70
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            2001
------------------------------------------------------------------------------------------------------------------------
 Beginning Unit Value                 $10.00         $10.00         $10.00         $10.00         $10.00         $10.00
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                    $ 8.45         $ 8.45         $ 9.45         $ 9.45         $ 9.47         $ 9.46
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding          29,271         21,508            429          7,912         64,405         36,799
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                  SCHWAB MONEY MARKET PORTFOLIO   SCHWAB S&P 500 PORTFOLIO    SCUDDER VARIABLE SERIES I
                                                                                              CAPITAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets       0.65           0.70           0.65           0.70           0.65           0.70
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            2001
------------------------------------------------------------------------------------------------------------------------
 Beginning Unit Value                 $10.00         $10.00         $10.00         $10.00         $10.00         $10.00
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                   $ 10.15        $ 10.15         $ 9.23         $ 9.22         $ 8.75         $ 8.74
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding       1,500,043        776,903        428,098        187,288         13,756          7,975
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
(Continued)
------------------------------------------------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION
Selected Data for Accumulation Units
Outstanding Through Each Periof for the Periods Ended December 31, 2001
------------------------------------------------------------------------------------------------------------------------
                                  SCUDDER VARIABLE SERIES II    STRONG VIF MID-CAP GROWTH       STRONG VIF OPPORTUNITY
                                  SMALL CAP GROWTH PORTFOLIO    FUND II                         FUND II
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets       0.65           0.70           0.65           0.70           0.65           0.70
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            2001
------------------------------------------------------------------------------------------------------------------------
 Beginning Unit Value                 $10.00         $10.00         $10.00         $10.00         $10.00         $10.00
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                    $ 8.57         $ 8.57         $ 8.03         $ 8.03         $ 9.50         $ 9.50
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding          12,369          6,754         27,603         58,974        113,694         53,594
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
(Concluded)
------------------------------------------------------------------------------------------------------------------------



                        VARIABLE ANNUITY-1 SERIES ACCOUNT



                            Flexible Premium Variable
                                Annuity Contracts


                                    issued by


                   Great-West Life & Annuity Insurance Company
                              8515 E. Orchard Road
                        Greenwood Village, Colorado 80111
                  Telephone:        (800) 468-8661 (Outside Colorado)
                            (800) 547-4957 (Colorado)





                       STATEMENT OF ADDITIONAL INFORMATION






         This Statement of Additional Information is not a Prospectus and should be read in conjunction with the Prospectus, dated May 3, 2001, as supplemented on February 27, 2002, which is available without charge by contacting the Schwab Insurance Center, P.O. Box 7666, San Francisco, California 94120-7666 , www.schwab.com or at 1-888-560-5938.


             The date of this Statement of Additional Information is

                May 3, 2001 as supplemented on February 27, 2002.

                                TABLE OF CONTENTS


                                                                                                               Page

GENERAL INFORMATION.............................................................................................B-3
GREAT-WEST LIFE & ANNUITY
  AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT.....................................................................B-3
CALCULATION OF ANNUITY PAYMENTS.................................................................................B-3
POSTPONEMENT OF PAYMENTS........................................................................................B-4
SERVICES........................................................................................................B-4
         - Safekeeping of Series Account Assets.................................................................B-4
         - Experts..............................................................................................B-4
         - Principal Underwriter................................................................................B-5
         - Administrative Services .............................................................................B-5
WITHHOLDING.....................................................................................................B-5
CALCULATION OF PERFORMANCE DATA.................................................................................B-5
FINANCIAL STATEMENTS............................................................................................B-7

                               GENERAL INFORMATION

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Definitions."

                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                    AND THE VARIABLE ANNUITY-1 SERIES ACCOUNT


         Great-West Life & Annuity Insurance Company (the "Company"), the issuer of the Contract, is a Colorado corporation qualified to sell life insurance and annuity contracts in Puerto Rico, U.S. Virgin Islands, Guam, the District of Columbia and all states except New York. The Company is an indirect wholly-owned subsidiary of Great-West Lifeco Inc., a Canadian holding company. Great-West Lifeco Inc. is owned 81.03% by Power Financial Corporation of Canada, a financial services company. Power Corporation of Canada, a holding and management company, has voting control of Power Financial Corporation of Canada. Mr. Paul Desmarais, through a group of private holding companies, which he controls, has voting control of Power Corporation of Canada.


         The assets allocated to the Series Account are the exclusive property of the Company. Registration of the Series Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Series Account or of the Company by the Securities and Exchange Commission. The Company may accumulate in the Series Account proceeds from charges under the Contracts and other amounts in excess of the Series Account assets representing reserves and liabilities under the Contract and other variable annuity contracts issued by the Company. The Company may from time to time transfer to its general account any of such excess amounts. Under certain remote circumstances, the assets of one Sub-Account may not be insulated from liability associated with another Sub-Account

         Best's Insurance Reports has assigned the Company its highest financial strength and operating performance rating of A++. Fitch, Inc. has assigned the Company their highest claims paying ability rating of AAA. Standard & Poor's Corporation has assigned the Company its second highest rating of AA+ for claims paying ability. Moody's Investors Service has assigned the Company an insurance and financial strength rating of Aa2.

                         CALCULATION OF ANNUITY PAYMENTS

Variable Annuity Options

         The Company converts the Accumulation Units for each of Sub-Account held by you into Annuity Units at their values determined as of the end of the Valuation Period which contains the Payment Commencement Date. The number of Annuity Units paid for each Sub-Account is determined by dividing the amount of the first payment by the Annuity Unit Value on the first Valuation Date preceding the date the first payment is due. The number of Annuity Units used to calculate each payment for a Sub-Account remains fixed during the annuity payment period.

         The first payment under a variable annuity payment option will be based on the value of each Sub-Account on the first Valuation Date preceding the Payment Commencement Date. It will be determined by applying the appropriate rate to the amount applied under the Payment Option. Payments after the first will vary depending upon the investment experience of the Sub-Accounts. The subsequent amount paid is determined by multiplying (a) by (b) where (a) is the number of Annuity Units to be paid and (b) is the Annuity Unit value on the first Valuation Date preceding the date the annuity payment is due. The total amount of each Variable Annuity Payment will be the sum of the Variable Annuity Payments for each Sub-Account.

                            POSTPONEMENT OF PAYMENTS

         With respect to amounts allocated to the Series Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by the Schwab Insurance & Annuity Service Center. However, the determination, application or payment of any death benefit, Transfer, full surrender, partial withdrawal or annuity payment may be deferred (1) for any period (A) during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or (B) trading on the New York Stock Exchange is restricted, (2) for any period during which an emergency exists as a result of which (A) disposal by the Series Account of securities owned by it is not reasonably practicable or (B) it is not reasonably practicable for the Series Account to determine the value of its net assets, or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of securityholders of the Series Account.

                                    SERVICES

         A.       Safekeeping of Series Account Assets

         The assets of Variable Annuity-1 Series Account (the "Series Account") are held by Great-West Life & Annuity Insurance Company ("GWL&A"). The assets of the Series Account are kept physically segregated and held separate and apart from the general account of GWL&A. GWL&A maintains records of all purchases and redemptions of shares of the underlying funds. Additional protection for the assets of the Series Account is afforded by blanket fidelity bonds issued to The Great-West Life Assurance Company in the amount of $50 million (Canadian), which covers all officers and employees of GWL&A.

         B.       Experts

         The accounting firm of Deloitte & Touche LLP performs certain accounting and auditing services for GWL&A and the Series Account. The principal business address of Deloitte & Touche LLP is 555 Seventeenth Street, Suite 3600, Denver, CO 80202.


         The consolidated financial statements of GWL&A as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 incorporated by reference into the prospectus and included in this Statement of Additional Information and the financial statements of Variable Annuity-1 Series Account for the years ended December 31, 2001 and 2000 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as set forth in their reports appearing therein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

         C.       Principal Underwriter

The offering of the Contracts is made on a continuous basis by Charles Schwab & Co., Inc. ("Schwab"). Schwab is a California corporation and is a member of the National Association of Securities Dealers ("NASD"). The Company does not anticipate discontinuing the offering of the Contract, although it reserves the right to do so. The Contract generally will be issued for Annuitants from birth to age ninety.

         D.       Administrative Services

         Certain administrative services are provided by Schwab and by AnnuityNet, Inc. ("AnnuityNet") to assist Great-West in processing the Contracts. These services are described in written agreements between Schwab, AnnuityNet and Great-West. Great-West has agreed to indemnify Schwab (and its agents, employees, and controlling persons) for certain damages arising out of the sale of the Contracts, including those arising under the securities laws.

                                   WITHHOLDING

         Annuity payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

         Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States. Moreover, special "backup withholding" rules may require the Company to disregard the recipient's election if the recipient fails to supply the Company with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies the Company that the TIN provided by the recipient is incorrect.

                         CALCULATION OF PERFORMANCE DATA

A.       Yield and Effective Yield Quotations for the Money Market Sub-Account
         ---------------------------------------------------------------------

         The yield quotation for the Money Market Sub-Account will be for the seven-day period and is computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting the highest level of charges deducted under the Contract, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent.

         The effective yield quotation for the Money Market Sub-Account will be for the seven-day period and is carried to the nearest hundredth of one percent, computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one Accumulation Unit in the Money Market Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting the highest level of charges deducted under the Contract, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result, according to the following formula:

               EFFECTIVE YIELD = [(BASE PERIOD RETURN +1)365/7]-1.

         For purposes of the yield and effective yield computations, the hypothetical charge reflects the highest level of all charges that are deducted from Annuity Account Value in proportion to the length of the base period, and for fees that vary with the size of the account, if any, the account size is assumed to be the Money Market Sub-Account's mean account size. The specific percentage applicable to a particular withdrawal would depend on a number of factors including the length of time the Contract Owner has participated under the Contracts. (See "Charges and Deductions" in the Prospectus.) No deductions or sales loads are assessed upon annuitization under the Contracts. Realized gains and losses from the sale of securities and unrealized appreciation and depreciation of the Money Market Sub-Account and the Fund are excluded from the calculation of yield.


B.       Total Return and Yield Quotations for All Sub-Accounts
         (Other than Money Market)
         -----------------------------------------------------------------------

         The standardized total return quotations for all Sub-Accounts, other than the Money Market, will be average annual total return quotations for one-, five- and ten-year periods (or the life of the Sub-Account, if shorter). The quotations are computed by finding the average annual compounded rates of return over the relevant periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                  P(1+T)n = ERV

         Where:            P =      a hypothetical initial payment of $1,000
                           T =      average annual total return
                           N =      number of years
                           ERV =    ending redeemable value of a hypothetical
                                    $1,000 payment made at the beginning of the particular period at the end of the particular period

For purposes of the standardized average annual total return quotations for these Sub-Accounts, the calculations take into effect the highest level of all fees that are charged to Annuity Account Value, and for fees that vary with the size of the account, if any, the account size is assumed to be the respective Sub-Accounts' mean account size. The calculations also assume a complete redemption as of the end of the particular period.

         The yield quotations for these Sub-Accounts will be based on a thirty-day period, and will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

                          YIELD = 2[((a-b)/cd +1)6 -1]

Where:            a =      net investment income earned during the period by the  corresponding  portfolio of the Fund attributable to shares owned by the Sub-Account.
                  b =      expenses accrued for the period (net of reimbursements).
                  c =      the average daily number of Accumulation Units outstanding during the period.
                  d =      the maximum offering price per Accumulation Unit on the last day of the period.


For purposes of the yield quotations for these Sub-Accounts, the calculations take into effect the highest level of all fees that are charged to Annuity Account Value, and for fees that vary with the size of the account, if any, the account size is assumed to be the respective Sub-Accounts' mean account size.

                              FINANCIAL STATEMENTS

         The consolidated financial statements of GWL&A filed with this Statement of Additional Information should be considered only as bearing upon GWL&A's ability to meet its obligations under the Contracts, and they should not be considered as bearing on the investment performance of the Series Account. The variable interest of Contract Owners under the Contracts are affected solely by the investment results of the Series Account.


     Variable Annuity -1 Series Account of Great-West Life & Annuity Insurance Company
     Financial Statements for the Years Ended December 31, 2001 and
     2000
     and Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT


To the Board of Directors and Contract Owners of
     Variable Annuity-1 Series Account of
     Great-West Life & Annuity Insurance Company

We have audited the accompanying statement of assets and liabilities of Schwab Select Annuity and Schwab Signature Annuity of Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company (the "Series Account") as of December 31, 2001, by investment division, and the related statements of operations for the year then ended, by investment division, and the statements of changes in net assets for each of the two years in the period then ended, by investment division. These financial statements are the responsibility of the Series Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Schwab Select Annuity and Schwab Signature Annuity of Variable Annuity-1 Series Account of Great-West Life & Annuity Insurance Company as of December 31, 2001, by investment division, the results of its operations for the year then ended, by investment division, and the changes in its net assets for each of the two years in the period then ended, by investment division, in conformity with accounting principles generally accepted in the United States of America.





February 14, 2002


----------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
                                                      ALGER AMERICAN GROWTH PORTFOLIO AMERICAN CENTURY VP INTERNATIONAL PORTFOLIO
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
ASSETS:
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
     Investments at market value (1)                $                    52,439,779 $                11,543,243
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
     Investment income due and accrued                                            0                           0
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
     Purchase payments receivable                                            58,238
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
        Total assets                                                     52,498,017                  11,543,243
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
     Redemptions payable                                                                              1,177,461
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company                       8,576                       1,780
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
        Total liabilities                                                     8,576                   1,179,241
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
NET ASSETS                                          $                    52,489,441 $                10,364,002
------------------------------------------------------==============================--==========================
------------------------------------------------------==============================--==========================

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
     Accumulation units                             $                    52,487,603 $                10,364,002
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
     Contracts in payout phase                                                1,838
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
NET ASSETS                                          $                    52,489,441 $                10,364,002
------------------------------------------------------==============================--==========================
------------------------------------------------------==============================--==========================

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                                            2,859,914                     756,485
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $                         18.35 $                     13.70
------------------------------------------------------==============================--==========================
------------------------------------------------------==============================--==========================

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
(1)  Cost of investments:                           $                    76,897,502 $                11,364,070
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
     Shares of investments:                                               1,426,157                   1,751,630
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------

----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
    BARON CAPITAL ASSET FUND BERGER IPT-SMALL COMPANY GROWTH FUND
----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
  $            12,894,369  $             27,342,944
----------------------------------------------------
----------------------------------------------------
                        0                         0
----------------------------------------------------
----------------------------------------------------
                   61,614                   102,026
----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
               12,955,983                27,444,970
----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
                    2,086                     4,485
----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
                    2,086                     4,485
----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
  $            12,953,897  $             27,440,485
----======================---=======================
----======================---=======================

----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
  $            12,953,897  $             27,440,485
----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
  $            12,953,897  $             27,440,485
----======================---=======================
----======================---=======================

----------------------------------------------------
----------------------------------------------------
                1,057,192                 1,702,960
----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------
  $                 12.25  $                  16.11
----======================---=======================
----======================---=======================

----------------------------------------------------
----------------------------------------------------
  $            12,049,733  $             43,317,457
----------------------------------------------------
----------------------------------------------------
                  668,102                 1,921,500
----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------

----------------------------------------------------
----------------------------------------------------------
    DEUTSCHE ASSET                      DEUTSCHE ASSET
    MANAGEMENT VIT                      MANAGEMENT VIT
    EAFE EQUITY INDEX FUND             SMALL CAP INDEX FUND
----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------
  $                 5,868,311  $                9,438,992
----------------------------------------------------------
----------------------------------------------------------
                            0                           0
----------------------------------------------------------
----------------------------------------------------------
                                                   46,428
----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------
                    5,868,311                   9,485,420
----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------
                    1,501,688
----------------------------------------------------------
----------------------------------------------------------
                          941                       1,539
----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------
                    1,502,629                       1,539
----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------
  $                 4,365,682  $                9,483,881
----==========================---=========================
----==========================---=========================

----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------
  $                 4,365,682  $                9,483,881
----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------
  $                 4,365,682  $                9,483,881
----==========================---=========================
----==========================---=========================

----------------------------------------------------------
----------------------------------------------------------
                      589,568                     843,685
----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------
  $                      7.40  $                    11.24
----==========================---=========================
----==========================---=========================

----------------------------------------------------------
----------------------------------------------------------
  $                 5,817,364  $                9,808,942
----------------------------------------------------------
----------------------------------------------------------
                      699,441                     879,682
----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
----------------------------------------------------------

----------------------------------------------------------
--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                  (Continued)
--------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
DECEMBER 31, 2001
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                      DREYFUS VIF CAPITAL               DREYFUSP VIF
                                                      APPRECIATION PORTFOLIO       GROWTH & INCOME PORTFOLIO
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
ASSETS:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Investments at market value (1)                $              7,861,814  $              7,447,496
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Investment income due and accrued                                     0                         0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Purchase payments receivable                                    126,106
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
        Total assets                                               7,987,920                 7,447,496
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
LIABILITIES:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Redemptions payable                                                                         5,849
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company                1,281                     1,205
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
        Total liabilities                                              1,281                     7,054
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
NET ASSETS                                          $              7,986,639  $              7,440,442
------------------------------------------------------=======================---=======================
------------------------------------------------------=======================---=======================

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Accumulation units                             $              7,986,639  $              7,436,647
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Contracts in payout phase                                                                   3,795
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
NET ASSETS                                          $              7,986,639  $              7,440,442
------------------------------------------------------=======================---=======================
------------------------------------------------------=======================---=======================

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                                       880,333                   778,050
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $                   9.07  $                   9.56
------------------------------------------------------=======================---=======================
------------------------------------------------------=======================---=======================

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
(1)  Cost of investments:                           $              8,266,344  $              7,689,151
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
     Shares of investments:                                          224,752                   343,995
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------

-------------------------------------------------------
    FEDERATED AMERICAN LEADERS          FEDERATED FUND FOR U.S.
        FUND II                         GOVERNMENT SECURITIES II
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
  $             24,273,841  $               59,873,410
-------------------------------------------------------
-------------------------------------------------------
                         0                           0
-------------------------------------------------------
-------------------------------------------------------
                    13,101
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
                24,286,942                  59,873,410
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
                                               895,424
-------------------------------------------------------
-------------------------------------------------------
                     3,956                       9,651
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
                     3,956                     905,075
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
  $             24,282,986  $               58,968,335
----=======================---=========================
----=======================---=========================

-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
  $             24,257,841  $               58,968,335
-------------------------------------------------------
-------------------------------------------------------
                    25,145
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
  $             24,282,986  $               58,968,335
----=======================---=========================
----=======================---=========================

-------------------------------------------------------
-------------------------------------------------------
                 1,491,691                   4,482,043
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------
-------------------------------------------------------
  $                  16.26  $                    13.16
----=======================---=========================
----=======================---=========================

-------------------------------------------------------
-------------------------------------------------------
  $             25,363,770  $               57,749,792
-------------------------------------------------------
-------------------------------------------------------
                 1,260,979                   5,238,269
-------------------------------------------------------
-------------------------------------------------------

-------------------------------------------------------

--------------------------------------------------------
    FEDERATED UTILITY FUND II    INVESCO VIF-HIGH YIELD FUND
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
  $             2,608,424  $                 15,588,033
--------------------------------------------------------
--------------------------------------------------------
                        0                     1,890,763
--------------------------------------------------------
--------------------------------------------------------
                    6,897                        15,147
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
                2,615,321                    17,493,943
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
                      424                         2,839
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
                      424                         2,839
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
  $             2,614,897  $                 17,491,104
----======================---===========================
----======================---===========================

--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
  $             2,614,897  $                 17,491,104
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
  $             2,614,897  $                 17,491,104
----======================---===========================
----======================---===========================

--------------------------------------------------------
--------------------------------------------------------
                  238,710                     1,802,549
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
--------------------------------------------------------
  $                 10.95  $                       9.70
----======================---===========================
----======================---===========================

--------------------------------------------------------
--------------------------------------------------------
  $             2,951,354  $                 20,086,150
--------------------------------------------------------
--------------------------------------------------------
                  251,536                     2,040,318
--------------------------------------------------------
--------------------------------------------------------

--------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.          (Continued)
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
DECEMBER 31, 2001
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
                                                      INVESCO VIF-EQUITY    INVESCO VIF-TECHNOLOGY FUND
                                                        INCOME FUND
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Schwab Select Annuity:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
ASSETS:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
     Investments at market value (1)                $          35,074,850  $           12,690,066
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
     Investment income due and accrued                            401,385                       0
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
     Purchase payments receivable                                  89,791                  96,945
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
        Total assets                                           35,566,026              12,787,011
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
     Redemptions payable
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company             5,761                   2,077
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
        Total liabilities                                           5,761                   2,077
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
NET ASSETS                                          $          35,560,265  $           12,784,934
------------------------------------------------------====================---=====================
------------------------------------------------------====================---=====================

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
     Accumulation units                             $          35,547,608  $           12,784,934
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
     Contracts in payout phase                                     12,657
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
NET ASSETS                                          $          35,560,265  $           12,784,934
------------------------------------------------------====================---=====================
------------------------------------------------------====================---=====================

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                                  2,191,193               4,253,860
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $               16.22  $                 3.01
------------------------------------------------------====================---=====================
------------------------------------------------------====================---=====================

--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
(1)  Cost of investments:                           $          37,822,009  $           22,471,133
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
     Shares of investments:                                     1,887,774                 825,639
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
    JANUS ASPEN SERIES FLEXIBLE   JANUS ASPEN SERIES      JANUST ASPEN SERIES INTERNATIONAL JANUS ASPENF SERIES
    INCOME PORTFOLIO               GROWTH PORTFOLIO        GROWTH PORTFOLIO                 WORLDWIDE GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  $                32,071,870  $      54,434,866 $                    23,844,975  $              64,720,739
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                            0                  0                               0                          0
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                       46,598             12,592
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                   32,118,468         54,447,458                      23,844,975                 64,720,739
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                                                       1,040,996                  1,055,741
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                        5,157              8,892                           3,850                     10,513
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                        5,157              8,892                       1,044,846                  1,066,254
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  $                32,113,311  $      54,438,566 $                    22,800,129  $              63,654,485
----==========================---================--==============================---========================
----==========================---================--==============================---========================

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  $                32,113,311  $      54,435,568 $                    22,800,129  $              63,653,009
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                           2,998                                                      1,476
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  $                32,113,311  $      54,438,566 $                    22,800,129  $              63,654,485
----==========================---================--==============================---========================
----==========================---================--==============================---========================

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                    2,866,207          3,590,948                       2,109,314                  3,763,889
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  $                     11.20  $           15.16 $                         10.81  $                   16.91
----==========================---================--==============================---========================
----==========================---================--==============================---========================

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
  $                32,209,872  $      81,977,398 $                    22,582,666  $              80,084,266
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                    2,750,589          2,738,172                       1,015,977                  2,267,720
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.          (Continued)
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2001
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
                                                      MONTGOMERY VARIABLE SERIES   PRUDENTIAL SERIES FUND
                                                        GROWTH FUND                EQUITY CLASS II PORTFOLIO
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ASSETS:
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Investments at market value (1)                $                5,166,554  $                 1,052,939
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Investment income due and accrued                                       0                            0
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Purchase payments receivable                                       22,004                            0
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
        Total assets                                                 5,188,558                    1,052,939
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
LIABILITIES:
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Redemptions payable
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company                    853                          173
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
        Total liabilities                                                  853                          173
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
NET ASSETS                                          $                5,187,705  $                 1,052,766
------------------------------------------------------=========================---==========================
------------------------------------------------------=========================---==========================

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Accumulation units                             $                5,180,902  $                 1,052,766
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Contracts in payout phase                                           6,803
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
NET ASSETS                                          $                5,187,705  $                 1,052,766
------------------------------------------------------=========================---==========================
------------------------------------------------------=========================---==========================

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                                         453,313                      119,514
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $                    11.43  $                      8.81
------------------------------------------------------=========================---==========================
------------------------------------------------------=========================---==========================

------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
(1)  Cost of investments:                           $                7,579,267  $                 1,114,681
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
     Shares of investments:                                            482,856                       51,388
------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    SAFECO RST EQUITY                   SAFECO RST GROWTH         SCHWAB MARKETTRACK           SCHWAB MONEY
    PORTFOLIO                      OPPORTUNITIES PORTFOLIO         GROWTH PORTFOLIO II     MARKET PORTFOLIO
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  $              10,812,525  $                  14,705,056 $            13,069,929  $          160,171,068
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                          0                              0                       0                 207,588
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                     37,429                                                      0               5,004,949
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                 10,849,954                     14,705,056              13,069,929             165,383,605
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                 1,298,651                     498
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                      1,776                          2,122                   2,125                  25,106
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                      1,776                      1,300,773                   2,623                  25,106
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  $              10,848,178  $                  13,404,283 $            13,067,306  $          165,358,499
----========================---============================--======================---=====================
----========================---============================--======================---=====================

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  $              10,848,178  $                  13,404,283 $            13,067,306  $          165,322,459
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                                                    36,040
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  $              10,848,178  $                  13,404,283 $            13,067,306  $          165,358,499
----========================---============================--======================---=====================
----========================---============================--======================---=====================

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                    859,655                      1,066,369                 896,576              13,479,708
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  $                   12.62  $                       12.57 $                 14.57  $                12.26
----========================---============================--======================---=====================
----========================---============================--======================---=====================

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
  $              13,295,147  $                  13,494,677 $            14,857,126  $          160,171,068
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                    437,754                        671,771               1,006,153             160,171,068
-----------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.          (Continued)
------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
DECEMBER 31, 2001
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                                       SCHWAB S&P 500 PORTFOLIO  SCUDDER VARIABLE SERIES I CAPITAL
                                                                                 GROWTH PORTFOLIO
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
ASSETS:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Investments at market value (1)                $             108,924,756  $              3,942,344
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Investment income due and accrued                                      0                         0
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Purchase payments receivable                                   1,464,423                    22,139
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
        Total assets                                              110,389,179                 3,964,483
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Redemptions payable
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company                17,843                       647
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
        Total liabilities                                              17,843                       647
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET ASSETS                                          $             110,371,336  $              3,963,836
------------------------------------------------------========================---=======================
------------------------------------------------------========================---=======================

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Accumulation units                             $             110,360,118  $              3,963,836
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Contracts in payout phase                                         11,218
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET ASSETS                                          $             110,371,336  $              3,963,836
------------------------------------------------------========================---=======================
------------------------------------------------------========================---=======================

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                                      6,729,128                   438,902
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $                   16.40  $                   9.03
------------------------------------------------------========================---=======================
------------------------------------------------------========================---=======================

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
(1)  Cost of investments:                           $             120,724,899  $              4,818,076
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
     Shares of investments:                                         6,585,535                   240,975
--------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
    SCUDDER VARIABLE SERIES       STRONG MULTICCAP VALUE    UNIVERSAL INSTITUTIONAL TOTAL SCHWAB
    GROWTH & INCOME               FUND II                   FUND U.S. REAL ESTATE    SELECT ANNUITY
    PORTFOLIO                                               PORTFOLIO
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  $             3,006,578  $          14,066,719 $             10,417,733  $     805,354,223
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                        0                      0                        0          2,499,736
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                                                                   7,226,427
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                3,006,578             14,066,719               10,417,733        815,080,386
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                          71,697                  230,408          7,278,413
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                      492                    228                    1,670            128,048
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                      492                 71,925                  232,078          7,406,461
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  $             3,006,086  $          13,994,794 $             10,185,655  $     807,673,925
----======================---====================--=======================---================
----======================---====================--=======================---================

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  $             3,006,086  $          13,964,779 $             10,180,094  $     807,536,379
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                                          30,015                    5,561            137,546
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  $             3,006,086  $          13,994,794 $             10,185,655  $     807,673,925
----======================---====================--=======================---================
----======================---====================--=======================---================

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                  376,108              1,463,902                  830,637
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  $                  7.99  $                9.54 $                  12.26
----======================---====================--=======================-------------------
----======================---====================--=======================-------------------

---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
  $             3,235,521  $          13,895,698 $             10,537,658  $     922,232,791
---------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------
                  337,818              1,380,443                  862,395        200,420,387
---------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.        (Concluded)
------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
DECEMBER 31, 2001
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                                      ALGER AMERICAN        ALGER AMERICAN
                                                      BALANCED PORTFOLIO    GROWTH PORTFOLIO
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Schwab Signature Annuity:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ASSETS:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investments at market value (1)                $         535,388 $       1,452,537
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investment income due and accrued
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Purchase payments receivable
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due from Great-West Life & Annuity Insurance Company
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total assets                                          535,388         1,452,537
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Redemptions payable
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company            71               187
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total liabilities                                          71               187
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS                                          $         535,317 $       1,452,350
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Accumulation units                             $         535,317 $       1,452,350
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                                 55,197           163,266
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $            9.70 $            8.90
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
(1)  Cost of investments:                           $         526,150 $       1,496,120
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Shares of investments:                                    40,932            39,503
----------------------------------------------------------------------------------------
------------------------------------------------------------------------------
    ALLIANCE VP GROWTH     ALLIANCE VP GROWTH   ALLIANCEBERNSTEIN    AMERICANE CENTURY
    & INCOME PORTFOLIO     PORTFOLIO            VP REAL ESTATE       VP INTERNATIONAL
                                                INVESTMENT PORTFOLIO    PORTFOLIO
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
  $         1,627,962  $         129,035 $         712,126  $         854,839
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
            1,627,962            129,035           712,126            854,839
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
                  159
------------------------------------------------------------------------------
------------------------------------------------------------------------------
                  207                410                87                107
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
                  366                410                87                107
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
  $         1,627,596  $         128,625 $         712,039  $         854,732
----==================---================--================---================
----==================---================--================---================

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
  $         1,627,596  $         128,625 $         712,039  $         854,732
----==================---================--================---================
----==================---================--================---================

------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
              173,398             14,995            64,429            103,318
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
  $              9.39  $            8.58 $           11.05  $            8.27
----==================---================--================---================
----==================---================--================---================

------------------------------------------------------------------------------
------------------------------------------------------------------------------
  $         1,570,456  $         121,653 $         696,975  $         836,534
------------------------------------------------------------------------------
------------------------------------------------------------------------------
               73,464              7,858            61,924            129,718
------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.         (Continued)
------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
DECEMBER 31, 2001
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                                      AMERICAN CENTURY        BERGER IPT-
                                                      VP INCOME &            LARGE CAP
                                                      GROWTH PORFOLIO        GROWTH FUND
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Schwab Signature Annuity:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ASSETS:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investments at market value (1)                $          82,865 $         197,387
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investment income due and accrued
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Purchase payments receivable
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due from Great-West Life & Annuity Insurance Company
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total assets                                           82,865           197,387
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Redemptions payable
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company            11                25
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total liabilities                                          11                25
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS                                          $          82,854 $         197,362
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Accumulation units                             $          82,854 $         197,362
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                                  8,854            23,537
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $            9.36 $            8.39
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
(1)  Cost of investments:                           $          82,398 $         201,893
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Shares of investments:                                    12,827            11,550
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------
    BERGER IPT-SMALL      DELAWARE GPF        DEUTSCHE ASSET    DEUTSCHE ASSET
    COMPANY GROWTH FUND   PREMIUM SMALL       MANAGEMENT VIT    MANAGEMENTVIT
                          CAP VALUE SERIES   EAFE EQUITY INDEX  SMALL CAP INDEX FUND
                                              FUND
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $       1,021,897  $       1,108,126 $         354,791  $         919,087
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
             56,271
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
          1,078,168          1,108,126           354,791            919,087
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                               124,596                              127,116
----------------------------------------------------------------------------
----------------------------------------------------------------------------
                132             46,480                45                112
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                132            171,076                45            127,228
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $       1,078,036  $         937,050 $         354,746  $         791,859
----================---================--================---================
----================---================--================---================

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $       1,078,036  $         937,050 $         354,746  $         791,859
----================---================--================---================
----================---================--================---================

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
            134,755             87,536            43,217             78,311
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $            8.00  $           10.70 $            8.21  $           10.11
----================---================--================---================
----================---================--================---================

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $         954,183  $       1,058,621 $         347,802  $         849,931
----------------------------------------------------------------------------
----------------------------------------------------------------------------
             71,813             56,740            42,287             85,656
----------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.         (Continued)
------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
DECEMBER 31, 2001
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                                      DREYFUS VIF SMALL     DREYFUS VIFI
                                                      SMALL-CAP PORTFOLIO   GROWTH & INCOME PORTFOLIO
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Schwab Signature Annuity:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ASSETS:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investments at market value (1)                $         777,316 $         274,795
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investment income due and accrued
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Purchase payments receivable
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due from Great-West Life & Annuity Insurance Company
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total assets                                          777,316           274,795
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Redemptions payable
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company            97                36
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total liabilities                                          97                36
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS                                          $         777,219 $         274,759
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Accumulation units                             $         777,219 $         274,759
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                                 79,462            29,458
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $            9.78 $            9.33
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
(1)  Cost of investments:                           $         785,717 $         269,680
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Shares of investments:                                    22,127            12,693
----------------------------------------------------------------------------------------
---------------------------------------------------------------------------
    FEDERATED INTERNATIONAL  INVESCO VIF-HIGH  INVESCO VIF-      J.P.MORGAN
    EQUITY FUND II           YIELD FUND        TECHNOLOGY FUND   SERIES TRUST II
                                                                 SMALL COMPANY FUND
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
  $          13,999  $        714,584  $         220,061  $      1,461,175
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                               86,676
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                                  93,785
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
             13,999           801,260            313,846         1,461,175
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                                                   105,831
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                  2                98                 30               180
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
                  2                98                 30           106,011
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
  $          13,997  $        801,162  $         313,816  $      1,355,164
----================---===============---================---===============
----================---===============---================---===============

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
  $          13,997  $        801,162  $         313,816  $      1,355,164
----================---===============---================---===============
----================---===============---================---===============

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
              1,780            95,993             43,622           138,398
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
  $            7.86  $           8.35  $            7.19  $           9.79
----================---===============---================---===============
----================---===============---================---===============

---------------------------------------------------------------------------
---------------------------------------------------------------------------
  $          13,802  $        802,897  $         227,079  $      1,381,247
---------------------------------------------------------------------------
---------------------------------------------------------------------------
              1,230            93,532             14,318           110,528
---------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.         (Continued)
------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
DECEMBER 31, 2001
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                                      JANUS ASPEN SERIESJ    JANUS ASPEN SERIES
                                                      WORLDWIDE GROWTH       FLEXIBLE INCOME PORTFOLIO
                                                       PORTFOLIO
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Schwab Signature Annuity:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ASSETS:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investments at market value (1)                $       1,356,192 $       5,248,204
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investment income due and accrued
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Purchase payments receivable                                                 2,291
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due from Great-West Life & Annuity Insurance Company                        11,084
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total assets                                        1,356,192         5,261,579
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Redemptions payable
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company           173
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total liabilities                                         173
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS                                          $       1,356,019 $       5,261,579
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Accumulation units                             $       1,356,019 $       5,261,579
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                                160,194           505,552
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $            8.46 $           10.41
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
(1)  Cost of investments:                           $       1,309,470 $       5,349,547
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Shares of investments:                                    47,519           450,103
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------
    OPPENHEIMER GLOBAL      PBHG INSURANCE    SAFECOR RST      SCHWAB MARKETTRACK
    SECURITIES FUND/VA      SERIES LARGE CAP  EQUITY PORFOLIO  GROWTH PORTFOLIO II
                            GROWTH PORTFOLIO
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $         571,383  $         429,007 $          78,824  $         957,919
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
            571,383            429,007            78,824            957,919
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                 73                 57                10                123
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                 73                 57                10                123
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $         571,310  $         428,950 $          78,814  $         957,796
----================---================--================---================
----================---================--================---================

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $         571,310  $         428,950 $          78,814  $         957,796
----================---================--================---================
----================---================--================---================

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
             60,280             50,780             8,341            101,204
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $            9.48  $            8.45 $            9.45  $            9.46
----================---================--================---================
----================---================--================---================

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $         563,800  $         476,439 $          75,762  $         946,246
----------------------------------------------------------------------------
----------------------------------------------------------------------------
             25,017             24,375             3,191             73,743
----------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.         (Continued)
------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
DECEMBER 31, 2001
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
                                                      SCHWAB MONEY MARKET  SCHWAB S&P 500
                                                        PORTFOLIO             PORTFOLIO
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Schwab Signature Annuity:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ASSETS:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investments at market value (1)                $      22,919,165 $       5,443,485
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Investment income due and accrued                         24,946
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Purchase payments receivable                             184,941           234,033
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due from Great-West Life & Annuity Insurance Company
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total assets                                       23,129,052         5,677,518
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
LIABILITIES:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Redemptions payable
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Due to Great-West Life & Annuity Insurance Company        17,425               686
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
        Total liabilities                                      17,425               686
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS                                          $      23,111,627 $       5,676,832
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Accumulation units                             $      23,111,627 $       5,676,832
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
ACCUMULATION UNITS OUTSTANDING                              2,276,946           615,386
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
UNIT VALUE (ACCUMULATION)                           $           10.15 $            9.22
------------------------------------------------------================--================
------------------------------------------------------================--================

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
(1)  Cost of investments:                           $      22,919,165 $       5,448,973
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
     Shares of investments:                                22,919,165           329,110
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------
    SCUDDER VARIABLE     SCUDDER VARIABLE      STRONG VIF MID-  STRONG VIF OPPORTUNITY
    SERIES I CAPITAL     VARIABLE SERIES II    CAP GROWTH       FUND II
    GROWTH PORTFOLIO     SMALL CAP GROWTH       FUND II
                         PORTFOLIO
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $         190,112  $         163,933 $         695,421  $       1,590,000
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
            190,112            163,933           695,421          1,590,000
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                 25                 21                93                200
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                 25                 21                93                200
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $         190,087  $         163,912 $         695,328  $       1,589,800
----================---================--================---================
----================---================--================---================

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $         190,087  $         163,912 $         695,328  $       1,589,800
----================---================--================---================
----================---================--================---================

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
             21,731             19,123            86,577            167,288
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $            8.75  $            8.57 $            8.03  $            9.50
----================---================--================---================
----================---================--================---================

----------------------------------------------------------------------------
----------------------------------------------------------------------------
  $         172,634  $         164,218 $         678,726  $       1,746,699
----------------------------------------------------------------------------
----------------------------------------------------------------------------
             11,621             12,787            42,455             81,748
----------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.         (Continued)
------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
DECEMBER 31, 2001
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                             TOTAL SCHWAB SIGNATURE ANNUITY
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
ASSETS:
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
      Investments at market value (1)                                                  $             52,101,615
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
      Investment income due and accrued                                                                 111,622
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
      Purchase payments receivable                                                                      571,321
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
      Due from Great-West Life & Annuity Insurance Company                                               11,084
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
         Total assets                                                                                52,795,642
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
      Redemptions payable                                                                               357,702
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
      Due to Great-West Life & Annuity Insurance Company                                                 67,203
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                                              424,905
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $             52,370,737
-----------------------------------------------------------------------------------------=======================----------------
-----------------------------------------------------------------------------------------=======================----------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS REPRESENTED BY:
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
      Accumulation units                                                               $             52,370,737
-----------------------------------------------------------------------------------------=======================----------------
-----------------------------------------------------------------------------------------=======================----------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
(1)   Cost of investments:                                                             $             52,074,817
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
      Shares of investments:                                                                         24,909,534
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                           (Concluded)
--------------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
--------------------------------------------------------------------------
--------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------
--------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
                                  ALGER AMERICAN   AMERICAN CENTURY  BARON CAPITAL
                                  GROWTH PORTFOLIO VP INTERNATIONAL  ASSETL FUND
                                                    PORTFOLIO
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Schwab Select Annuity:
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
INVESTMENT INCOME:
--------------------------------------------------------------------------
--------------------------------------------------------------------------
    Dividends                        $   141,059 $     11,277 $         0
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------
--------------------------------------------------------------------------
    Mortality and expense risk           490,472      111,101      85,391
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)            (349,413)     (99,824)    (85,391)
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------
--------------------------------------------------------------------------
   Realized loss on sale of fund shares(6,992,395) (6,278,925)    (95,927)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
    Realized gain distributions        7,649,013    1,245,145      54,002
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
    Net realized gain (loss)             656,618   (5,033,780)    (41,925)
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation)
--------------------------------------------------------------------------
--------------------------------------------------------------------------
       on investments                  (9,217,991)    455,225   1,167,627
--------------------------------------------------------------------------
--------------------------------------------------------------------------

--------------------------------------------------------------------------
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------
--------------------------------------------------------------------------
    RESULTING FROM OPERATIONS        $ (8,910,786$ (4,678,379)$ 1,040,311
---------------------------------------==========--===========--==========
---------------------------------------==========--===========--==========

--------------------------------------------------------------------------
--------------------------------------------------------------------------
INVESTMENT INCOME RATIO                    0.24%        0.09%
---------------------------------------==========--===========------------
---------------------------------------==========--===========------------

--------------------------------------------------------------------------
--------------------------------------------------
BERGER IPT-SMALL      DEUTSCHE ASSET   DEUTSCHET ASSET
COMPANY GROWTH FUND   MANAGEMENT VIT   MANAGEMENT VITS
                      EAFE EQUITY      SMALL CAP INDEX FUND
                      INDEX FUND
--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------
 $              0              0 $         57,041
--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------
          278,041         32,195           54,679
--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------
         (278,041)       (32,195)           2,362
--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------
      (10,989,092)      (791,730)        (306,158)
--------------------------------------------------
--------------------------------------------------
          277,077              0          431,875
--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------
      (10,712,015)      (791,730)         125,717
--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------
       (4,833,268)        33,019          (50,491)
--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
--------------------------------------------------
 $    (15,823,324)      (790,906)$         77,588
---===============-==============--===============
---===============-==============--===============

--------------------------------------------------
--------------------------------------------------
                                            0.89%
-----------------------------------===============
-----------------------------------===============

--------------------------------------------------
--------------------------------------------------

--------------------------------------------------
-----------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.        (Continued)
-----------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                           DREYFUS VIF CAPITAL  DREYFUS VIF FEDERATED AMERICAN
                                           APPRECIATION         GROWTH &    LEADERS FUND II
                                           PORTFOLIO            INCOME
                                                                PORTFOLIO
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Schwab Select Annuity:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
INVESTMENT INCOME:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Dividends                               $       66,049 $       27,289 $      293,654
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Mortality and expense risk                      50,758         42,051        194,079
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                        15,291        (14,762)        99,575
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Realized gain (loss) on sale of fund shares   (210,413)      (848,912)0     (372,443)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Realized gain distributions                          0         76,004 0      127,992
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                                                          0
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Net realized gain (loss)                      (210,413)      (772,908)0     (244,451)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                                                          0
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation)                  0
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
       on investments                             (243,659)       (15,293)0   (1,072,627)
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                                                          0
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
    RESULTING FROM OPERATIONS               $     (438,781)$     (802,963)$   (1,217,503)
----------------------------------------------=============--=============--=============
----------------------------------------------=============--=============--=============

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO                              1.11%          0.55%          1.29%
----------------------------------------------=============--=============--=============
----------------------------------------------=============--=============--=============

-----------------------------------------------------------------------------------------
-------------------------------------------------------------
FEDERATED FUND FOR U.S.     FEDERATED UTILITY    INVESCO VIF-
GOVERNMENT SEUCRITIES II    FUND II              HIGH YIELD FUND
-------------------------------------------------------------
-------------------------------------------------------------

-------------------------------------------------------------
-------------------------------------------------------------

-------------------------------------------------------------
-------------------------------------------------------------

-------------------------------------------------------------
-------------------------------------------------------------
  $         1,859,019 $          102,005  $        1,890,763
-------------------------------------------------------------
-------------------------------------------------------------

-------------------------------------------------------------
-------------------------------------------------------------

-------------------------------------------------------------
-------------------------------------------------------------
              434,979             26,356             184,476
-------------------------------------------------------------
-------------------------------------------------------------

-------------------------------------------------------------
-------------------------------------------------------------
            1,424,040             75,649           1,706,287
-------------------------------------------------------------
-------------------------------------------------------------

-------------------------------------------------------------
-------------------------------------------------------------

-------------------------------------------------------------
-------------------------------------------------------------
  0           871,150 0         (481,924)         (3,573,696)
-------------------------------------------------------------
-------------------------------------------------------------
  0                 0 0                0                   0
-------------------------------------------------------------
-------------------------------------------------------------
  0                   0
-------------------------------------------------------------
-------------------------------------------------------------
  0           871,150 0         (481,924)         (3,573,696)
-------------------------------------------------------------
-------------------------------------------------------------
  0                   0
-------------------------------------------------------------
-------------------------------------------------------------
  0                   0
-------------------------------------------------------------
-------------------------------------------------------------
  0           465,334 0          (67,654)         (1,421,593)
-------------------------------------------------------------
-------------------------------------------------------------
  0                   0
-------------------------------------------------------------
-------------------------------------------------------------

-------------------------------------------------------------
-------------------------------------------------------------
  $         2,760,524 $         (473,929) $       (3,289,002)
----==================--=================---=================
----==================--=================---=================

-------------------------------------------------------------
-------------------------------------------------------------
                3.64%              3.32%               8.72%
----==================--=================---=================
----==================--=================---=================

-------------------------------------------------------------
-----------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.        (Continued)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                          INVESCO VIF-EQUITY          INVESCO VIF-      JANUS ASPEN SERIES
                                          INCOME FUND                TECHNOLOGY FUND  FLEXIBLE INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Dividends                           $           390,581 $                0 $           1,570,636
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Mortality and expense risk                      309,496            127,335               214,282
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                         81,085           (127,335)            1,356,354
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Realized gain (loss) on sale of fund shares    (293,268)       (12,090,981)0             308,644
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Realized gain distributions                     120,944                  0 0                   0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                               0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Net realized gain (loss)                       (172,324)       (12,090,981)0             308,644
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                               0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation)                       0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
       on investments                            (3,813,771)         1,345,192 0            (182,712)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                               0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    RESULTING FROM OPERATIONS           $        (3,905,010)$      (10,873,124)$           1,482,286
------------------------------------------==================--=================--====================
------------------------------------------==================--=================--====================

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO                               1.07%                                    6.24%
------------------------------------------==================---------------------====================
------------------------------------------==================---------------------====================

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------
JANUS ASPEN SERIES              JANUS ASPEN SERIES     JANUS ASPEN SERIES
GROWTH PORTFOLIO                INTERNATIONAL GROWTH   WORLDWIDE GROWTH PORTFOLIO
                                PORTFOLIO
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
 $                44,101 $           254,479 $                 359,777
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
                 576,816             215,868                   672,634
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
                (532,715)             38,611                  (312,857)
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
 0            (7,973,644)0        (9,407,402)              (16,976,260)
-----------------------------------------------------------------------
-----------------------------------------------------------------------
 0               132,502 0                 0                         0
-----------------------------------------------------------------------
-----------------------------------------------------------------------
 0                       0
-----------------------------------------------------------------------
-----------------------------------------------------------------------
 0            (7,841,142)0        (9,407,402)              (16,976,260)
-----------------------------------------------------------------------
-----------------------------------------------------------------------
 0                       0
-----------------------------------------------------------------------
-----------------------------------------------------------------------
 0                       0
-----------------------------------------------------------------------
-----------------------------------------------------------------------
 0           (13,161,098)0         2,621,751                (5,751,884)
-----------------------------------------------------------------------
-----------------------------------------------------------------------
 0                       0
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
 $           (21,534,955)$        (6,747,040)$             (23,041,001)
---======================--==================--========================
---======================--==================--========================

-----------------------------------------------------------------------
-----------------------------------------------------------------------
                   0.07%               1.00%                     0.45%
---======================--==================--========================
---======================--==================--========================

-----------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.        (Continued)
-----------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                          MONTGOMERY VARIABLE        PRUDENTIAL SERIES    SAFECO RST
                                          SERIES GROWTH FUND         FUND EQUITY CLASS    EQUITY PORTFOLIOIO
                                                                     II PORTFOLIO
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Dividends                           $            271,527 $            5,982 $             80,212
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Mortality and expense risk                        47,310             10,340               97,407
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                         224,217             (4,358)             (17,195)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Realized loss on sale of fund shares            (689,140)          (393,219)0           (676,679)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Realized gain distributions                      412,335            110,655 0                  0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Net realized loss                               (276,805)          (282,564)0           (676,679)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation)                        0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
       on investments                             (1,369,250)           145,404 0           (588,183)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    RESULTING FROM OPERATIONS           $         (1,421,838)$         (141,518)$         (1,282,057)
------------------------------------------===================--=================--===================
------------------------------------------===================--=================--===================

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO                                4.88%              0.49%                0.71%
------------------------------------------===================--=================--===================
------------------------------------------===================--=================--===================

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------
SAFECO RST GROWTH    SCHWAB MARKETTRACK      SCHWAB MONEY
OPPORTUNITIES        GROWTH PORTFOLIO        MARKET PORTFOLIO
PORTFOLIO
-----------------------------------------------------------
-----------------------------------------------------------

-----------------------------------------------------------
-----------------------------------------------------------

-----------------------------------------------------------
-----------------------------------------------------------

-----------------------------------------------------------
-----------------------------------------------------------
 $                 0 $            337,994 $      5,928,977
-----------------------------------------------------------
-----------------------------------------------------------

-----------------------------------------------------------
-----------------------------------------------------------

-----------------------------------------------------------
-----------------------------------------------------------
              78,548              110,685        1,406,050
-----------------------------------------------------------
-----------------------------------------------------------

-----------------------------------------------------------
-----------------------------------------------------------
             (78,548)             227,309        4,522,927
-----------------------------------------------------------
-----------------------------------------------------------

-----------------------------------------------------------
-----------------------------------------------------------

-----------------------------------------------------------
-----------------------------------------------------------
 0        (1,017,930)0           (413,590)0              0
-----------------------------------------------------------
-----------------------------------------------------------
 0           293,649 0            208,442 0              0
-----------------------------------------------------------
-----------------------------------------------------------
 0                   0                    0
-----------------------------------------------------------
-----------------------------------------------------------
 0          (724,281)0           (205,148)0              0
-----------------------------------------------------------
-----------------------------------------------------------
 0                   0                    0
-----------------------------------------------------------
-----------------------------------------------------------
 0                   0                    0
-----------------------------------------------------------
-----------------------------------------------------------
 0         2,545,873 0         (1,366,545)0              0
-----------------------------------------------------------
-----------------------------------------------------------
 0                   0                    0
-----------------------------------------------------------
-----------------------------------------------------------
                                          0
-----------------------------------------------------------
-----------------------------------------------------------
 $         1,743,044 $         (1,344,384)$      4,522,927
---==================--===================--===============
---==================--===================--===============

-----------------------------------------------------------
-----------------------------------------------------------
                                    2.60%            3.60%
-----------------------===================--===============
-----------------------===================--===============

-----------------------------------------------------------
-----------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.        (Continued)
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
YEAR ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                              SCHWAB S&P 500          SCUDDER VARIABLE    SCUDDER VARIABLE
                                              PORTFOLIO               SERIES I CAPITAL    SERIES I GROWTH
                                                                      GROWTH PORTFOLIO    & INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Dividends                               $       1,087,259 $           14,871 $            27,200
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Mortality and expense risk                        914,732             34,572              18,367
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                          172,527            (19,701)              8,833
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Realized gain (loss) on sale of fund shares    (3,117,337)        (1,449,835)0          (170,678)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Realized gain distributions                             0            470,941 0            51,325
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                 0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Net realized gain (loss)                       (3,117,337)          (978,894)0          (119,353)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                 0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation)                         0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
       on investments                             (12,540,187)          (170,269)0          (155,598)
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
                                                                                 0
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
    RESULTING FROM OPERATIONS               $     (15,484,997)$       (1,168,864)$          (266,118)
----------------------------------------------================--=================--==================
----------------------------------------------================--=================--==================

-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO                                 1.01%              0.37%               1.26%
----------------------------------------------================--=================--==================
----------------------------------------------================--=================--==================

-----------------------------------------------------------------------------------------------------

------------------------------------------------------------------
        STRONG MULTI CAP      UNIVERSAL INSTITUTIONAl TOTAL SCHWAB
        VALUE FUND II         FUND U.S. REAL ESTATE   SELECT ANNUITY
                              PORTFOLIO
------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------
  $               541  $             357,763 $         15,180,056
------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------
               93,751                 81,756            6,994,527
------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------
              (93,210)               276,007            8,185,529
------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------
  0          (191,151) 0             660,407          (83,962,528)
------------------------------------------------------------------
------------------------------------------------------------------
  0             4,475  0             107,162           11,773,538
------------------------------------------------------------------
------------------------------------------------------------------
  0                    0
------------------------------------------------------------------
------------------------------------------------------------------
  0          (186,676) 0             767,569          (72,188,990)
------------------------------------------------------------------
------------------------------------------------------------------
  0                    0
------------------------------------------------------------------
------------------------------------------------------------------
  0                    0
------------------------------------------------------------------
------------------------------------------------------------------
  0           130,422  0            (454,230)         (47,566,456)
------------------------------------------------------------------
------------------------------------------------------------------
  0                    0
------------------------------------------------------------------
------------------------------------------------------------------

------------------------------------------------------------------
------------------------------------------------------------------
  $          (149,464) $             589,346 $       (111,569,917)
----==================---====================--===================
----==================---====================--===================

------------------------------------------------------------------
------------------------------------------------------------------
                0.00%                  3.71%
----==================---====================---------------------
----==================---====================---------------------

------------------------------------------------------------------
-----------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.        (Concluded)
-----------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                           ALGER AMERICAN BALANCED  ALGER AMERICAN GROWTH  ALLIANCE VP GROWTH
                                           PORTFOLIO                PORTFOLIO              & INCOME PORTFOLIO
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Dividends                               $                0   $               0    $               0
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Mortality and expense risk                           1,040               3,471                2,953
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                     (1,040)             (3,471)              (2,953)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Realized gain (loss) on sale of fund shares         (1,173)  0         (11,839)   0          (7,719)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Realized gain distributions                              0   0               0    0               0
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                                                 0                    0
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Net realized gain (loss)                            (1,173)            (11,839)              (7,719)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
       on investments                                    9,238             (43,583)              57,506
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    RESULTING FROM OPERATIONS               $            7,025   $         (58,893)   $          46,834
----------------------------------------------=================----================-----================
----------------------------------------------=================----================-----================

--------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------
ALLIANCE VP GROWTH   ALLIANCEBERN-STEIN      AMERICAN CENTURY VP
PORTFOLIO            VP REAL ESTATE          INTERNATIONAL PORTFOLIO
                     INVESTMENT PORTFOLIO
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
   $               0    $                  0   $                 0
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
                 292                     864                 4,323
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
                (292)                   (864)               (4,323)
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
   0          (6,813)   0              7,508   0            41,512
-------------------------------------------------------------------
-------------------------------------------------------------------
   0               0    0                  0   0                 0
-------------------------------------------------------------------
-------------------------------------------------------------------
   0                    0                      0
-------------------------------------------------------------------
-------------------------------------------------------------------
              (6,813)                  7,508                41,512
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
               7,382                  15,151                18,305
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
   $             277    $             21,795   $            55,494
-----================-----===================----==================
-----================-----===================----==================

-------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.       (Continued)
------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                 AMERICAN CENTURY VP   BERGER IPT-LARGE  BERGER IPT-SMALL
                                                 INCOME & GROWTH       CAP GROWTH FUND   COMPANY GROWTH FUND
                                                 PORTFOLIO
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    Dividends                                  $               0    $           977   $                  0
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
EXPENSES:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    Mortality and expense risk                               405                260                  2,613
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                (405)               717                 (2,613)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    Realized gain (loss) on sale of fund shares           20,540    0           (49)  0           (158,073)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    Realized gain distributions                                0    0             0   0             10,657
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                    0                 0
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    Net realized gain (loss)                              20,540    0           (49)  0           (147,416)
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                    0                 0
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation)            0                 0
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
       on investments                                        467    0        (4,506)  0             67,714
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                    0                 0
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
    RESULTING FROM OPERATIONS                  $          20,602    $        (3,838)  $            (82,315)
-------------------------------------------------================-----==============----===================
-------------------------------------------------================-----==============----===================

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO                                                       2.59%
----------------------------------------------------------------------==============-----------------------
----------------------------------------------------------------------==============-----------------------

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------
DELAWARE GPF PREMIUM         DEUTSCHE ASSET        DEUTSCHE ASSET MANAGEMENT
SMALL CAP VALUE SERIES       MANAGEMENT VIT EAFE   VIT SMALL CAP INDEX FUND
                             INDEX FUND
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
    $                  0     $                  0    $           4,595
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
                   1,651                    3,167                1,299
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
                  (1,651)                  (3,167)               3,296
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
    0             (2,231)    0            150,323    0         (21,026)
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    0                  0     0                  0    0          34,790
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    0                        0                       0
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    0             (2,231)    0            150,323    0          13,764
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    0                        0                       0
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    0                        0                       0
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    0             49,505     0              6,989    0          69,156
-----------------------------------------------------------------------
-----------------------------------------------------------------------
    0                        0                       0
-----------------------------------------------------------------------
-----------------------------------------------------------------------

-----------------------------------------------------------------------
-----------------------------------------------------------------------
    $             45,623     $            154,145    $          86,216
------===================------===================-----================
------===================------===================-----================

-----------------------------------------------------------------------
-----------------------------------------------------------------------
                                                                 2.38%
-------------------------------------------------------================
-------------------------------------------------------================

-----------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.       (Continued)
------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                             DREYFUS VIF SMALL   DREYFUS VIF GROWTH  FEDERATED INTERNATIONAL
                                             CAP PORTFOLIO       & INCOME PORTFOLIO  EQUITY FUND II
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
    Dividends                              $            1,642  $             743   $                 0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
    Mortality and expense risk                          1,405                661                 1,732
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                              237                 82                (1,732)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
    Realized gain (loss) on sale of fund shares           (81)            (6,364)              268,862
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
    Realized gain distributions                        42,319              1,035                     0
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
    Net realized gain (loss)                           42,238             (5,329)              268,862
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
       on investments                                  (8,401)             5,115                   197
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
    RESULTING FROM OPERATIONS              $           34,074  $            (132)  $           267,327
---------------------------------------------=================---================----==================
---------------------------------------------=================---================----==================

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO                                 0.79%              0.77%
---------------------------------------------=================---================----------------------
---------------------------------------------=================---================----------------------

-------------------------------------------------------------------------------------------------------
------------------------------------------------------------
  INVESCO VIF-HIGH    INVESCO VIF-       J.P.FMORGAN SERIES
  YIELD FUND          TECHNOLOGY FUND    TRUST II SMALL COMPANY FUND
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------
    $         86,676   $              0   $               0
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------
               1,080                321               2,385
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------
              85,596               (321)             (2,385)
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------
             (28,024)            21,158              (7,486)
------------------------------------------------------------
------------------------------------------------------------
                   0                  0                   0
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------
             (28,024)            21,158              (7,486)
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------
             (88,313)            (7,018)             79,928
------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------
    $        (30,741)  $         13,819   $          70,057
------===============----===============----================
------===============----===============----================

------------------------------------------------------------
------------------------------------------------------------
              54.81%
------===============---------------------------------------
------===============---------------------------------------

------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.       (Continued)
------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
                                              JANUS ASPEN SERIES    JANUS ASPEN SERIES OPPENHEIMER GLOBAL
                                              WORLDWIDE GROWTH      FLEXIBLE INCOME    SECURITIES FUND/VA
                                              PORTFOLIO             PORTFOLIO
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Dividends                               $            4,194    $        165,246    $                 0
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
EXPENSES:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Mortality and expense risk                           4,929              10,232                  1,033
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                              (735)            155,014                 (1,033)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Realized gain (loss) on sale of fund shares        127,542               3,345                  9,082
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Realized gain distributions                              0                   0                      0
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Net realized gain (loss)                           127,542               3,345                  9,082
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation (depreciation)
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
       on investments                                   46,722            (101,343)                 7,583
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
    RESULTING FROM OPERATIONS               $          173,529    $         57,016    $            15,632
----------------------------------------------=================-----===============-----==================
----------------------------------------------=================-----===============-----==================

----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO                                  0.57%              11.03%
----------------------------------------------=================-----===============-----------------------
----------------------------------------------=================-----===============-----------------------

----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------
  PBHG INSURANCE SERIES     SAFECO RST EQUITY   SCHWAB MARKETTRACK
  LARGE CAP GROWTH          PORTFOLIO           GROWTH PORTFOLIO II
  PORTFOLIO
-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------
    $                 0   $              499  $           24,945
-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------
                  1,428                   99               1,958
-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------
                 (1,428)                 400              22,987
-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------
    0            (4,100)  0                4  0          (25,778)
-----------------------------------------------------------------
-----------------------------------------------------------------
    0                 0   0                0  0           15,385
-----------------------------------------------------------------
-----------------------------------------------------------------
    0                     0                   0
-----------------------------------------------------------------
-----------------------------------------------------------------
    0            (4,100)  0                4  0          (10,393)
-----------------------------------------------------------------
-----------------------------------------------------------------
    0                     0                   0
-----------------------------------------------------------------
-----------------------------------------------------------------
    0                     0                   0
-----------------------------------------------------------------
-----------------------------------------------------------------
    0           (47,432)  0            3,062  0           11,673
-----------------------------------------------------------------
-----------------------------------------------------------------
    0                     0                   0
-----------------------------------------------------------------
-----------------------------------------------------------------

-----------------------------------------------------------------
-----------------------------------------------------------------
    $           (52,960)  $            3,466  $           24,267
------==================----=================---=================
------==================----=================---=================

-----------------------------------------------------------------
-----------------------------------------------------------------
                                       3.66%               8.57%
----------------------------=================---=================
----------------------------=================---=================

-----------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.       (Continued)
------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
                                                         SCHWAB MONEY MARKET   SCHWAB S&P 500        SCUDDER VARIABLE SERIES I
                                                         PORTFOLIO             PORTFOLIO             CAPITAL GROWTH PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     Dividends                                         $           212,571     $             48,749    $                     0
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     Mortality and expense risk                                     56,914                    9,187                        279
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)                                       155,657                   39,562                       (279)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     Realized gain (loss) on sale of fund shares                         0                  (38,840)                       (19)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     Realized gain distributions                                         0                        0                          0
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                                            0                  (38,840)                       (19)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation)
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
        on investments                                                   0                   (5,488)                    17,478
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
     RESULTING FROM OPERATIONS                         $           155,657     $             (4,766)   $                17,180
---------------------------------------------------------==================------===================-----======================
---------------------------------------------------------==================------===================-----======================

-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME RATIO                                              2.50%                    3.57%
---------------------------------------------------------==================------===================---------------------------
---------------------------------------------------------==================------===================---------------------------

-------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------
  SCUDDER VARIABLE SERIES   STRONG VIF MID-CAP     STRONG VIF OPPORTUNITY
  II SMALL CAP GROWTH       GROWTH FUND II         FUND II
  PORTFOLIO
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
     $                 0   $                   0   $                 5,737
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
                     189                   1,669                     3,179
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
                    (189)                 (1,669)                    2,558
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
                   8,104                 (43,051)  0               (12,151)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                       0                       0   0               216,598
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                                   0
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                   8,104                 (43,051)  0               204,447
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                                   0
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                                   0
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                    (285)                 16,695   0              (156,699)
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                                   0
---------------------------------------------------------------------------
---------------------------------------------------------------------------

---------------------------------------------------------------------------
---------------------------------------------------------------------------
     $             7,630   $             (28,025)  $                50,306
-------==================----====================----======================
-------==================----====================----======================

---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                                                     1.19%
-----------------------------------------------------======================
-----------------------------------------------------======================

---------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.       (Continued)
------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                                                                            TOTAL SCHWAB SIGNATURE ANNUITY
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Dividends                                                                            $            556,574
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
EXPENSES:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Mortality and expense risk                                                                        121,018
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                  435,556
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Realized gain on sale of fund shares                                                              283,163
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Realized gain distributions                                                                       320,784
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Net realized gain                                                                                 603,947
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation (depreciation) on investments                                26,798
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      $          1,066,301
--------------------------------------------------------------------------------------------===================
--------------------------------------------------------------------------------------------===================

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                          (Concluded)
---------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                            ALGER AMERICAN GROWTH PORTFOLIO  AMERICAN CENTURY VP INTERNATIONAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                2001             2000             2001             2000
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net investment loss                 $       (349,413)$       (592,794)$        (99,824) $      (117,496)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                     656,618        9,663,787       (5,033,780)         732,843
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
        (depreciation) on investments          (9,217,991)     (22,302,688)         455,225       (3,325,309)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
        from operations                        (8,910,786)     (13,231,695)      (4,678,379)      (2,709,962)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Purchase payments                          2,283,820        4,107,286          478,965        1,006,608
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Redemptions                               (4,214,943)      (3,747,710)      (4,984,862)        (605,580)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net        (1,544,364)      23,095,554        3,777,088        3,818,368
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                 (10,712)          (8,079)          (1,323)            (849)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
        in payout phase
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting from
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
        contract transactions                  (3,486,199)      23,447,051         (730,132)       4,218,547
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets  (12,396,985)      10,215,356       (5,408,511)       1,508,585
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Beginning of period                       64,886,426       54,671,070       15,772,513       14,263,928
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     End of period                       $     52,489,441 $     64,886,426 $     10,364,002  $    15,772,513
-------------------------------------------===============--===============--===============---==============
-------------------------------------------===============--===============--===============---==============

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Units issued                                 501,506 -      2,115,429 -      3,850,421  -     3,040,352
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Units redeemed                              (732,453)-     (1,225,243)-     (3,902,282) -    (2,834,873)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                     (230,947)         890,186          (51,861)         205,479
-------------------------------------------===============--===============--===============---==============
-------------------------------------------===============--===============--===============---==============

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------

------------------------------------
       BARON CAPITAL ASSET FUND
------------------------------------
------------------------------------
         2001             2000
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
  $        (85,391)$        (59,474)
------------------------------------
------------------------------------
           (41,925)         764,323
------------------------------------
------------------------------------
                                  0
------------------------------------
------------------------------------
         1,167,627       (1,087,468)
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
         1,040,311         (382,619)
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
           453,451          618,666
------------------------------------
------------------------------------
          (378,862)        (215,781)
------------------------------------
------------------------------------
         4,630,875        1,466,915
------------------------------------
------------------------------------
            (1,244)            (472)
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
         4,704,220        1,869,328
------------------------------------
------------------------------------

------------------------------------
------------------------------------
         5,744,531        1,486,709
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
         7,209,366        5,722,657
------------------------------------
------------------------------------

------------------------------------
------------------------------------
  $     12,953,897 $      7,209,366
----===============--===============
----===============--===============

------------------------------------
------------------------------------

------------------------------------
------------------------------------
  -        658,471 -        938,758
------------------------------------
------------------------------------
  -       (256,608)-       (785,526)
------------------------------------
------------------------------------

------------------------------------
------------------------------------
           401,863          153,232
----===============--===============


---------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.          (Continued)

----------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
                                  BERGER IPT-SMALL COMPANY    DEUTSCHEDASSET MANAGEMENT VIT
                                  GROWTH FUND                 EAFE EQUITY INDEX FUND
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
                                     2001          2000         2001          2000
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Schwab Select Annuity:
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
OPERATIONS:
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Net investment income (loss)$    (278,041)$   (401,927)$     (32,195)$    (21,531)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Net realized gain (loss)      (10,712,015)   9,781,313      (791,730)    (228,980)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Change in net unrealized appreciation
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
       (depreciation) on investment(4,833,268)  (19,033,086)      33,019      (97,063)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Increase (decrease) in net assets resulting
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
       from operations            (15,823,324)  (9,653,700)     (790,906)    (347,574)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Purchase payments               1,669,350    3,649,068       890,043      237,239
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Redemptions                    (2,386,143)  (3,383,790)   (4,591,856)    (366,249)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Transfers between subaccounts, (1,866,079)  26,976,538     5,975,994    1,422,378
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Contract maintenance charges       (6,001)      (3,410)         (245)        (150)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Adjustments to net assets allocated to contracts
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
       in payout phase
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Increase (decrease) in net assets resulting from
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
       contract transactions       (2,588,873)  27,238,406     2,273,936    1,293,218
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Total increase (decrease) in n(18,412,197)  17,584,706     1,483,030      945,644
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Beginning of period            45,852,682   28,267,976     2,882,652    1,937,008
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    End of period               $  27,440,485 $ 45,852,682 $   4,365,682 $  2,882,652
----------------------------------============--===========--============--===========
----------------------------------============--===========--============--===========

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Units issued                      645,174    2,902,097     5,161,076    1,847,286
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Units redeemed                   (818,943)  (2,097,406)   (4,862,161)  (1,718,029)
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
    Net increase                     (173,769)     804,691       298,915      129,257
----------------------------------============--===========--============--===========
----------------------------------============--===========--============--===========

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
-----------------------------
   DEUTSCHE ASSET MANAGEMENT VIT SMALL CAP INDEX FUND
-----------------------------
-----------------------------
      2001          2000
-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------
 $       2,362 $     (36,707)
-----------------------------
-----------------------------
       125,717        50,836
-----------------------------
-----------------------------
                           0
-----------------------------
-----------------------------
       (50,491)     (512,176)
-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------
        77,588      (498,047)
-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------
       981,792       409,315
-----------------------------
-----------------------------
      (475,341)     (200,930)
-----------------------------
-----------------------------
     3,738,699     3,082,978
-----------------------------
-----------------------------
          (542)         (151)
-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------
     4,244,608     3,291,212
-----------------------------
-----------------------------

-----------------------------
-----------------------------
     4,322,196     2,793,165
-----------------------------
-----------------------------

-----------------------------
-----------------------------

-----------------------------
-----------------------------
     5,161,685     2,368,520
-----------------------------
-----------------------------

-----------------------------
-----------------------------
 $   9,483,881 $   5,161,685
---============--============
---============--============

-----------------------------
-----------------------------

-----------------------------
-----------------------------
       553,534       843,387
-----------------------------
-----------------------------
      (174,784)     (581,790)
-----------------------------
-----------------------------

-----------------------------
-----------------------------
       378,750       261,597
---============--============
---============--============

-----------------------------

------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                           DREYFUS VIF CAPITAL APPRECIATION   DREYFUSOVIF GROWTH & INCOME PORTFOLIO
                                           PORTFOLIO
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
                                                2001             2000             2001             2000
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
OPERATIONS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net investment income (loss)        $         15,291 $         (2,961)$        (14,762) $        (2,727)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                    (210,413)         234,432         (772,908)          96,856
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation              0                                 0
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
        (depreciation) on investments            (243,659)        (271,442)         (15,293)        (245,112)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
        from operations                          (438,781)         (39,971)        (802,963)        (150,983)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Purchase payments                          1,009,675          565,008          345,800          495,751
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Redemptions                                 (423,950)        (202,978)        (615,284)         (43,839)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net         3,056,332        1,948,967        5,799,082        1,879,322
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                    (756)            (275)            (441)            (119)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
        in payout phase
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting from
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
        contract transactions                   3,641,301        2,310,722        5,529,157        2,331,115
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets    3,202,520        2,270,751        4,726,194        2,180,132
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
NET ASSETS:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Beginning of period                        4,784,119        2,513,368        2,714,248          534,116
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     End of period                       $      7,986,639 $      4,784,119 $      7,440,442  $     2,714,248
-------------------------------------------===============--===============--===============---==============
-------------------------------------------===============--===============--===============---==============

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Units issued                                 581,619          724,878          902,725          309,252
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Units redeemed                              (175,430)        (496,129)        (389,359)         (93,939)
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                      406,189          228,749          513,366          215,313
-------------------------------------------===============--===============--===============---==============
-------------------------------------------===============--===============--===============---==============

-------------------------------------------------------------------------------------------------------------

------------------------------------
    FEDERATED AMERICAN LEADERS FUND II
------------------------------------
------------------------------------
         2001             2000
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
  $         99,575 $         14,752
------------------------------------
------------------------------------
          (244,451)         690,260
------------------------------------
------------------------------------
                 0                0
------------------------------------
------------------------------------
        (1,072,627)        (578,738)
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
        (1,217,503)         126,274
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
         1,329,845          432,960
------------------------------------
------------------------------------
        (1,282,349)        (935,250)
------------------------------------
------------------------------------
         4,675,786       (3,187,959)
------------------------------------
------------------------------------
            (2,819)          (2,267)
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
         4,720,463       (3,692,516)
------------------------------------
------------------------------------

------------------------------------
------------------------------------
         3,502,960       (3,566,242)
------------------------------------
------------------------------------

------------------------------------
------------------------------------

------------------------------------
------------------------------------
        20,780,026       24,346,268
------------------------------------
------------------------------------

------------------------------------
------------------------------------
  $     24,282,986 $     20,780,026
----===============--===============
----===============--===============

------------------------------------
------------------------------------

------------------------------------
------------------------------------
           603,067          401,898
------------------------------------
------------------------------------
          (323,332)        (631,777)
------------------------------------
------------------------------------

------------------------------------
------------------------------------
           279,735         (229,879)
----===============--===============
----===============--===============

------------------------------------
------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                              FEDERATED FUND FOR U.S. GOVERNMENT          FEDERATED UTILITY FUND II
                                                SECURITIES II
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                   2001               2000               2001               2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                  $       1,424,040  $       1,276,491  $          75,649  $          77,329
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                         871,150           (596,697)          (481,924)          (177,639)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation                                                        0
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        (depreciation) on investments                 465,334          2,569,651            (67,654)          (287,035)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        from operations                             2,760,524          3,249,445           (473,929)          (387,345)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Purchase payments                              4,636,168          1,569,190            101,287             90,985
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Redemptions                                   (4,882,852)        (1,876,905)          (304,911)          (217,568)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net            17,039,710          4,829,384            (47,356)          (130,082)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                      (2,642)            (1,354)              (518)              (524)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        in payout phase
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting from
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        contract transactions                      16,790,384          4,520,315           (251,498)          (257,189)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets       19,550,908          7,769,760           (725,427)          (644,534)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Beginning of period                           39,417,427         31,647,667          3,340,324          3,984,858
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     End of period                          $      58,968,335  $      39,417,427  $       2,614,897  $       3,340,324
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units issued                                   2,832,846          1,926,233            136,184            251,655
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units redeemed                                (1,530,265)        (1,555,798)          (158,314)          (271,772)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                        1,302,581            370,435            (22,130)           (20,117)
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
---------------------------------------
       INVESCO VIF-HIGH YIELD FUND
---------------------------------------
---------------------------------------
         2001               2000
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $       1,706,287  $           9,170
---------------------------------------
---------------------------------------
         (3,573,696)          (621,317)
---------------------------------------
---------------------------------------
                  0                  0
---------------------------------------
---------------------------------------
         (1,421,593)        (2,385,314)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         (3,289,002)        (2,997,461)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
          1,137,198            672,244
---------------------------------------
---------------------------------------
         (2,155,492)        (1,499,451)
---------------------------------------
---------------------------------------
           (280,813)          (418,769)
---------------------------------------
---------------------------------------
             (1,910)            (1,495)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         (1,301,017)        (1,247,471)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         (4,590,019)        (4,244,932)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         22,081,123         26,326,055
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $      17,491,104  $      22,081,123
----================---================
----================---================

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
          1,309,595          1,425,431
---------------------------------------
---------------------------------------
         (1,426,295)        (1,510,045)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
           (116,700)           (84,614)
----================---================
----================---================

---------------------------------------
------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                               INVESCO VIF-EQUITY INCOME FUND      INVESCO VIF-TECHNOLOGY FUND
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                                  2001              2000              2001              2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:                                                                                  (1)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)          $         81,085  $       (259,892) $       (127,335) $       (171,020)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                      (172,324)        3,420,083       (12,090,981)       (5,424,177)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation                0                                   0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
        (depreciation) on investments            (3,813,771)       (1,915,713)        1,345,192       (11,126,259)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
        from operations                          (3,905,010)        1,244,478       (10,873,124)      (16,721,456)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Purchase payments                            1,725,980         1,629,885           620,110         2,135,688
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Redemptions                                 (2,037,523)       (1,578,963)         (748,944)         (493,292)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net           3,041,653         5,147,873          (255,988)       39,127,629
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                    (3,863)           (3,110)           (3,956)           (1,733)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
        in payout phase
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting from
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
        contract transactions                     2,726,247         5,195,685          (388,778)       40,768,292
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets     (1,178,763)        6,440,163       (11,261,902)       24,046,836
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Beginning of period                         36,739,028        30,298,865        24,046,836                 0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     End of period                         $     35,560,265  $     36,739,028  $     12,784,934  $     24,046,836
---------------------------------------------===============---===============---===============---===============
---------------------------------------------===============---===============---===============---===============

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Units issued                                   471,170         1,022,296         1,817,655         9,711,269
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Units redeemed                                (323,680)         (731,104)       (1,860,770)       (5,414,294)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                        147,490           291,192           (43,115)        4,296,975
---------------------------------------------===============---===============---===============---===============
---------------------------------------------===============---===============---===============---===============

------------------------------------------------------------------------------------------------------------------
--------------------------------------
    JANUS ASPEN SERIES FLEXIBLE INCOME PORTFOLIO
--------------------------------------
--------------------------------------
         2001              2000
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
  $       1,356,354 $         633,971
--------------------------------------
--------------------------------------
            308,644           (97,442)
--------------------------------------
--------------------------------------
                  0                 0
--------------------------------------
--------------------------------------
           (182,712)          186,006
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
          1,482,286           722,535
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
          2,083,736           697,073
--------------------------------------
--------------------------------------
         (2,651,284)         (441,137)
--------------------------------------
--------------------------------------
         14,156,848         7,718,511
--------------------------------------
--------------------------------------
             (1,399)             (428)
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
         13,587,901         7,974,019
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
         15,070,187         8,696,554
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
         17,043,124         8,346,570
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
  $      32,113,311 $      17,043,124
----================--================
----================--================

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
          1,909,388         1,457,502
--------------------------------------
--------------------------------------
           (668,129)         (670,999)
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
          1,241,259           786,503
----================--================
----================--================

------------------------------------------------------------
(1)  The portfolio commenced investment operations on March 1, 2000.
------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                               JANUS ASPEN SERIES GROWTH PORTFOLIO  JANUS ASPEN SERIES INTERNATIONAL
                                                                                     GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                   2001               2000               2001               2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                  $        (532,715) $         700,981  $          38,611  $         317,251
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                      (7,841,142)        17,824,298         (9,407,402)        (3,160,347)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation                  0                                     0
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        (depreciation) on investments             (13,161,098)       (35,679,118)         2,621,751         (3,288,036)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Decrease in net assets resulting
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        from operations                           (21,534,955)       (17,153,839)        (6,747,040)        (6,131,132)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Purchase payments                              2,049,931          4,703,021          2,315,343          3,424,753
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Redemptions                                   (4,567,828)        (3,538,910)        (1,364,199)        (1,148,831)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net            (8,638,651)        21,687,760           (981,688)        20,265,171
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                     (12,438)            (8,898)            (4,150)            (2,118)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        in payout phase
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting from
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        contract transactions                     (11,168,986)        22,842,973            (34,694)        22,538,975
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets      (32,703,941)         5,689,134         (6,781,734)        16,407,843
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Beginning of period                           87,142,507         81,453,373         29,581,863         13,174,020
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     End of period                          $      54,438,566  $      87,142,507  $      22,800,129  $      29,581,863
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units issued                                     444,204          3,619,439          4,471,517         18,448,679
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units redeemed                                (1,142,418)        (2,726,960)        (4,444,913)       (17,138,906)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                         (698,214)           892,479             26,604          1,309,773
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
---------------------------------------
    JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
---------------------------------------
---------------------------------------
         2001               2000
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $        (312,857) $        (216,706)
---------------------------------------
---------------------------------------
        (16,976,260)        22,217,386
---------------------------------------
---------------------------------------
                  0                  0
---------------------------------------
---------------------------------------
         (5,751,884)       (44,233,280)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
        (23,041,001)       (22,232,600)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
          1,916,410          5,374,628
---------------------------------------
---------------------------------------
         (6,372,745)        (3,868,144)
---------------------------------------
---------------------------------------
        (14,471,404)        14,328,935
---------------------------------------
---------------------------------------
            (15,727)           (12,348)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
        (18,943,466)        15,823,071
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
        (41,984,467)        (6,409,529)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
        105,638,952        112,048,481
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $      63,654,485  $     105,638,952
----================---================
----================---================

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
          1,718,529          3,392,163
---------------------------------------
---------------------------------------
         (2,757,821)        (2,848,827)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         (1,039,292)           543,336
----================---================
----================---================

---------------------------------------
------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                              MONTGOMERY VARIABLE SERIES GROWTH FUNDPRUDENTIAL SERIES FUND EQUITY CLASS II PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                   2001               2000               2001               2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)           $         224,217  $         (35,894) $          (4,358) $           4,906
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                        (276,805)           706,056           (282,564)           188,844
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation                  0                                     0
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        (depreciation) on investments              (1,369,250)        (1,502,231)           145,404           (176,253)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        from operations                            (1,421,838)          (832,069)          (141,518)            17,497
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Purchase payments                                449,311            403,893             91,991              7,405
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Redemptions                                     (280,060)          (250,000)          (177,652)           (15,843)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net              (222,907)           717,491           (327,276)         1,278,840
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                        (830)              (643)              (113)               (67)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        in payout phase
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting from
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        contract transactions                         (54,486)           870,741           (413,050)         1,270,335
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets       (1,476,324)            38,672           (554,568)         1,287,832
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Beginning of period                            6,664,029          6,625,357          1,607,334            319,502
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     End of period                          $       5,187,705  $       6,664,029  $       1,052,766  $       1,607,334
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units issued                                     131,107            299,096            199,433            530,560
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units redeemed                                  (135,293)          (251,662)          (239,890)          (403,016)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                           (4,186)            47,434            (40,457)           127,544
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
---------------------------------------
       SAFECO RST EQUITY PORTFOLIO
---------------------------------------
---------------------------------------
         2001               2000
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $         (17,195) $         (21,244)
---------------------------------------
---------------------------------------
           (676,679)          (121,761)
---------------------------------------
---------------------------------------
                  0                  0
---------------------------------------
---------------------------------------
           (588,183)        (1,689,345)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         (1,282,057)        (1,832,350)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
            180,604            493,110
---------------------------------------
---------------------------------------
           (606,324)          (825,663)
---------------------------------------
---------------------------------------
           (654,046)        (1,549,466)
---------------------------------------
---------------------------------------
             (1,776)            (1,803)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         (1,081,542)        (1,883,822)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         (2,363,599)        (3,716,172)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         13,211,777         16,927,949
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $      10,848,178  $      13,211,777
----================---================
----================---================

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
            103,044            397,257
---------------------------------------
---------------------------------------
           (183,877)          (522,688)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
            (80,833)          (125,431)
----================---================
----================---================

---------------------------------------
------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                              SAFECO RST GROWTH OPPORTUNITIES      SCHWAB MARKETTRACK GROWTH PORTFOLIO II
                                                PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                   2001               2000               2001               2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)           $         (78,548) $         (46,058) $         227,309  $          26,631
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                        (724,281)           610,562           (205,148)           558,008
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation                  0                                     0
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        (depreciation) on investments               2,545,873         (1,565,089)        (1,366,545)        (1,334,624)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        from operations                             1,743,044         (1,000,585)        (1,344,384)          (749,985)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Purchase payments                                580,841            602,493          1,082,770            985,030
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Redemptions                                     (580,013)          (269,777)        (1,113,300)          (407,318)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net             5,530,701          5,019,020          1,306,583          3,779,816
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                      (1,189)              (622)            (2,298)            (1,580)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        in payout phase
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Increase in net assets resulting from
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        contract transactions                       5,530,340          5,351,114          1,273,755          4,355,948
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets        7,273,384          4,350,529            (70,629)         3,605,963
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Beginning of period                            6,130,899          1,780,370         13,137,935          9,531,972
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     End of period                          $      13,404,283  $       6,130,899  $      13,067,306  $      13,137,935
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units issued                                   3,709,736          1,863,346            240,183            568,836
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units redeemed                                (3,219,522)        (1,442,834)          (162,228)          (310,747)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net increase                                     490,214            420,512             77,955            258,089
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
---------------------------------------
      SCHWAB MONEY MARKET PORTFOLIO
---------------------------------------
---------------------------------------
         2001               2000
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $       4,522,927  $       6,359,500
---------------------------------------
---------------------------------------
                  0                  0
---------------------------------------
---------------------------------------
                  0                  0
---------------------------------------
---------------------------------------
                  0                  0
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
          4,522,927          6,359,500
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
        137,332,924        225,114,374
---------------------------------------
---------------------------------------
        (51,838,398)       (27,591,410)
---------------------------------------
---------------------------------------
        (72,402,680)      (168,066,345)
---------------------------------------
---------------------------------------
            (24,201)           (15,727)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
              1,019
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         13,068,664         29,440,892
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         17,591,591         35,800,392
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
        147,766,908        111,966,516
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $     165,358,499  $     147,766,908
----================---================
----================---================

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
         26,356,243         78,514,220
---------------------------------------
---------------------------------------
        (25,264,012)       (75,985,371)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
          1,092,231          2,528,849
----================---================
----================---================

---------------------------------------
------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                    SCHWAB S&P 500 PORTFOLIO        SCUDDER VARIABLE SERIES I CAPITAL
                                                                                    GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
                                                   2001               2000               2001               2000
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net investment income                  $         172,527  $         150,512  $         (19,701) $         (24,083)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                      (3,117,337)         8,269,963           (978,894)           300,861
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation                  0                                     0
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        (depreciation) on investments             (12,540,187)       (21,149,831)          (170,269)          (923,455)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Decrease in net assets resulting
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        from operations                           (15,484,997)       (12,729,356)        (1,168,864)          (646,677)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Purchase payments                              7,983,490          6,348,389            342,723            720,235
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Redemptions                                   (8,613,860)        (5,728,457)          (172,021)          (384,394)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net            14,755,362          9,531,895            405,321          2,508,245
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                     (20,299)           (16,525)              (495)              (119)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        in payout phase
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Increase in net assets resulting from
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
        contract transactions                      14,104,693         10,135,302            575,528          2,843,967
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets       (1,380,304)        (2,594,054)          (593,336)         2,197,290
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Beginning of period                          111,751,640        114,345,694          4,557,172          2,359,882
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     End of period                          $     110,371,336  $     111,751,640  $       3,963,836  $       4,557,172
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units issued                                   2,274,113          3,433,474            305,299            531,602
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Units redeemed                                (1,478,327)        (2,957,415)          (269,830)          (314,809)
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
     Net increase                                     795,786            476,059             35,469            216,793
----------------------------------------------================---================---================---================
----------------------------------------------================---================---================---================

-----------------------------------------------------------------------------------------------------------------------
---------------------------------------
    SCUDDER VARIABLE SERIES I GROWTH & INCOME PORTFOLIO
---------------------------------------
---------------------------------------
         2001               2000
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $           8,833  $           5,065
---------------------------------------
---------------------------------------
           (119,353)            11,458
---------------------------------------
---------------------------------------
                  0                  0
---------------------------------------
---------------------------------------
           (155,598)           (81,291)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
           (266,118)           (64,768)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
            570,200            174,452
---------------------------------------
---------------------------------------
           (144,429)          (152,196)
---------------------------------------
---------------------------------------
          1,118,313          1,195,945
---------------------------------------
---------------------------------------
               (178)               (78)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
          1,543,906          1,218,123
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
          1,277,788          1,153,355
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
          1,728,298            574,943
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
  $       3,006,086  $       1,728,298
----================---================
----================---================

---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
            290,681            278,429
---------------------------------------
---------------------------------------
           (104,738)          (149,674)
---------------------------------------
---------------------------------------

---------------------------------------
---------------------------------------
            185,943            128,755
----================---================
----================---================

---------------------------------------
------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                               STRONG MULTI CAP VALUE FUND II    UNIVERSAL INSTITUTIONAL FUND U.S.
                                                                                REAL ESTATE PORTFOLIO
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                                                  2001              2000              2001              2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:                                                                                  (1)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Net investment income (loss)          $        (93,210) $         (2,924) $        276,007  $        122,365
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                      (186,676)           60,457           767,569          (155,466)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation                0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
        (depreciation) on investments               130,422            99,960          (454,230)          334,305
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
        from operations                            (149,464)          157,493           589,346           301,204
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Purchase payments                              946,432           290,788           599,759           581,624
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Redemptions                                 (1,343,875)          (60,610)         (661,922)         (111,083)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net           9,394,498         3,941,762           799,424         8,088,659
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                      (881)              (70)             (943)             (413)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
        in payout phase                               2,044
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting from
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
        contract transactions                     8,998,218         4,171,870           736,318         8,558,787
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets      8,848,754         4,329,363         1,325,664         8,859,991
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Beginning of period                          5,146,040           816,677         8,859,991                 0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     End of period                         $     13,994,794  $      5,146,040  $     10,185,655  $      8,859,991
---------------------------------------------===============---===============---===============---===============
---------------------------------------------===============---===============---===============---===============

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Units issued                                 1,777,364         1,299,671         1,087,870         3,583,041
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Units redeemed                                (867,368)         (837,236)       (1,044,110)       (3,143,645)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                        909,996           462,435            43,760           439,396
---------------------------------------------===============---===============---===============---===============
---------------------------------------------===============---===============---===============---===============

------------------------------------------------------------------------------------------------------------------
--------------------------------------
    ALGER AMERICAN      AMERICAN CENTURY VP
    SMALL-CAP           CAPITAL APPRECIATION FUND
    PORTFOLIO
--------------------------------------
--------------------------------------
         2000              2000
--------------------------------------
--------------------------------------
          (2)               (3)
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
  $          (4,903)$          (1,955)
--------------------------------------
--------------------------------------
          1,601,183           783,788
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
           (826,933)         (461,457)
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
            769,347           320,376
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
                  0                 0
--------------------------------------
--------------------------------------
             (1,149)           (6,322)
--------------------------------------
--------------------------------------
         (4,420,562)       (1,602,011)
--------------------------------------
--------------------------------------
                  0                 0
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
         (4,421,711)       (1,608,333)
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
         (3,652,364)       (1,287,957)
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
          3,652,364         1,287,957
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
  $               0 $               0
----================--================
----================--================

--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
                 21                 0
--------------------------------------
--------------------------------------
           (201,242)          (88,279)
--------------------------------------
--------------------------------------

--------------------------------------
--------------------------------------
           (201,221)          (88,279)
----================--================
----================--================

--------------------------------------
------------------------------------------------------------------------------------------------------------------
(1)  Fund Transfer effective September 25, 2000.
The assets transferred from Van Kampen American Capital LIT - Morgan Stanley Real Estate.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
(2)  The portfolio ceased investment operations on March 31, 2000.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
(3)  The portfolio ceased investment operations on March 10, 2000.
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                         INVESCO VIF-TOTAL      JANUS ASPEN SERIES    LEXINGTN EMERGING
                                                         RETURN FUND            AGGRESSIVE GROWTH     MARKETS PORTFOLIO
                                                                                PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                 2000                   2000                   2000
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:                                           (1)                     (1)                    (2)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                     $               (7,025) $             (21,497) $              (2,965)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)                                       (899,188)            10,489,336              1,333,460
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Change in net unrealized appreciation                                 0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         (depreciation) on investments                                437,673             (6,569,430)              (804,244)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets resulting
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         from operations                                             (468,540)             3,898,409                526,251
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Purchase payments                                                     0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Redemptions                                                     (90,619)              (146,455)                     0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Transfers between subaccounts, net                           (6,918,091)           (18,809,401)            (2,464,116)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Contract maintenance charges                                          0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Adjustments to net assets allocated to contracts
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         in payout phase
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Decrease in net assets resulting from
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         contract transactions                                     (7,008,710)           (18,955,856)            (2,464,116)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total decrease in net assets                                 (7,477,250)           (15,057,447)            (1,937,865)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Beginning of period                                           7,477,250             15,057,447              1,937,865
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      End of period                                    $                    0  $                   0  $                   0
---------------------------------------------------------=====================---====================---====================
---------------------------------------------------------=====================---====================---====================

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Units issued                                                          0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Units redeemed                                                 (573,789)              (458,030)              (133,860)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net decrease                                                   (573,789)              (458,030)              (133,860)
---------------------------------------------------------=====================---====================---====================
---------------------------------------------------------=====================---====================---====================

----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------
  STEINROE CAPITAL APPRECIATION   STRONG DISCOVERY FUND   VAN ECK WORLDWIDE
  PORTFOLIO                       II                      HARD ASSETS PORTFOLIO
------------------------------------------------------------------------
------------------------------------------------------------------------
            2000                   2000                    2000
------------------------------------------------------------------------
------------------------------------------------------------------------
             (3)                    (4)                     (4)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
   $              (4,920) $              (1,038)  $               2,217
------------------------------------------------------------------------
------------------------------------------------------------------------
               2,130,865                176,624                  (9,724)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
              (1,048,223)               (79,860)                 (6,162)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
               1,077,722                 95,726                 (13,669)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------
                 (12,103)                  (807)                 (1,780)
------------------------------------------------------------------------
------------------------------------------------------------------------
              (4,330,214)              (833,450)               (224,875)
------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
              (4,342,317)              (834,257)               (226,655)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
              (3,264,595)              (738,531)               (240,324)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
               3,264,595                738,531                 240,324
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
   $                   0  $                   0   $                   0
-----====================---====================----====================
-----====================---====================----====================

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------
                (246,949)               (57,793)                (29,114)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                (246,949)               (57,793)                (29,114)
-----====================---====================----====================
-----====================---====================----====================

------------------------------------------------------------------------
------------------------------------------------------------------------------
(1)   The portfolio ceased investment operations on March 1, 2000.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
(2)   The portfolio ceased investment operations on March 24, 2000.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
(3)   The portfolio ceased investment operations on March 31, 2000.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
(4)   The portfolio ceased investment operations on March 8, 2000.
------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                             (Continued)
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
YEARS ENDED DECEMBER 31, 2001 AND 2000
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                        VAN KAMPEN           TOTAL SCHWAB SELECT
                                                                       AMERICAN CAPITAL         ANNUITY
                                                                        LIT - MORGAN
                                                                         STANLEY
                                                                     REAL ESTATE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                                                              2000            2001            2000
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:                                                         (1)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Net investment income                                              $       257,418 $     8,185,529 $     7,900,818
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Net realized gain (loss)                                                   547,097     (72,188,990)     81,752,241
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Change in net unrealized appreciation                                            0               0               0
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
        (depreciation) on investments                                           201,006     (47,566,456)   (180,757,664)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
        from operations                                                       1,005,521    (111,569,917)    (91,104,605)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Purchase payments                                                          166,248     176,189,949     267,707,409
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Redemptions                                                                (75,514)   (109,971,222)    (60,496,808)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Transfers between subaccounts, net                                      (4,179,125)     (2,490,983)     (4,276,510)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Contract maintenance charges                                                  (413)       (123,889)        (85,840)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Adjustments to net assets allocated to contracts
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
        in payout phase                                                                           3,063
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Increase (decrease) in net assets resulting from
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
        contract transactions                                                (4,088,804)     63,606,918     202,848,251
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Total increase (decrease) in net assets                                 (3,083,283)    (47,962,999)    111,743,646
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Beginning of period                                                      3,083,283     855,636,924     743,893,278
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     End of period                                                      $             0 $   807,673,925 $   855,636,924
--------------------------------------------------------------------------==============--==============--==============
--------------------------------------------------------------------------==============--==============--==============

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Units issued                                                             1,926,010      65,043,754     147,603,567
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Units redeemed                                                          (2,713,341)    (58,917,152)   (134,154,911)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)                                                   (787,331)      6,126,602      13,448,656
--------------------------------------------------------------------------==============--==============--==============
--------------------------------------------------------------------------==============--==============--==============

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
(1)  Fund Transfer effective September 25, 2000.  The assets transferred to Universal US Real Estate (TUIF) Portfolio.
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                                   (Concluded)
------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                            ALGER AMERICAN BALANCED ALGER AMERICAN GROWTH   ALLIANCE VP GROWTH &
                                                            PORTFOLIO               PORTFOLIO               INCOME PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    2001                     2001                     2001
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:                                            (1)                     (1)                      (1)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment loss                                 $                (1,040) $               (3,471)  $               (2,953)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)                                             (1,173)                (11,839)                  (7,719)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Change in net unrealized appreciation
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         (depreciation) on investments                                      9,238                 (43,583)                  57,506
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets resulting
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         from operations                                                    7,025                 (58,893)                  46,834
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Purchase payments                                                   397,023               1,188,637                  537,456
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Redemptions                                                          (5,395)                 (7,060)                  (9,470)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Transfers between subaccounts, net                                  136,664                 329,666                1,052,776
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Contract maintenance charges                                              0                       0                        0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Increase in net assets resulting from
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
         contract transactions                                            528,292               1,511,243                1,580,762
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Total increase in net assets                                        535,317               1,452,350                1,627,596
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Beginning of period                                                       0                       0                        0
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      End of period                                       $               535,317  $            1,452,350   $            1,627,596
------------------------------------------------------------======================---=====================----=====================
------------------------------------------------------------======================---=====================----=====================

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Units issued                                                         79,794  -              171,170   -              183,811
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Units redeemed                                                      (24,597) -               (7,904)  -              (10,413)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase                                                         55,197                 163,266                  173,398
------------------------------------------------------------======================---=====================----=====================
------------------------------------------------------------======================---=====================----=====================

-----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------
     ALLIANCE VP GROWTH       ALLIANCEBERNSTEIN VP    AMERICAN CENTURY VP
     PORTFOLIO                REAL ESTATE INVESTMENT  INTERNATIONAL PORTFOLIO
                              PORTFOLIO
----------------------------------------------------------------------------
----------------------------------------------------------------------------
             2001                     2001                    2001
----------------------------------------------------------------------------
----------------------------------------------------------------------------
             (1)                      (1)                      (1)
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
   $                 (292)  $                 (864) $                (4,323)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
                   (6,813)                   7,508                   41,512
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                    7,382                   15,151                   18,305
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                      277                   21,795                   55,494
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                   63,658                  114,883                  637,176
----------------------------------------------------------------------------
----------------------------------------------------------------------------
                  (77,437)                  (1,162)                    (971)
----------------------------------------------------------------------------
----------------------------------------------------------------------------
                  142,127                  576,523                  163,033
----------------------------------------------------------------------------
----------------------------------------------------------------------------
                        0                        0                        0
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                  128,348                  690,244                  799,238
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                  128,625                  712,039                  854,732
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                        0                        0                        0
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
   $              128,625   $              712,039  $               854,732
-----=====================----=====================---======================
-----=====================----=====================---======================

----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                   26,709                  148,612                3,944,867
----------------------------------------------------------------------------
----------------------------------------------------------------------------
                  (11,714)                 (84,183)              (3,841,549)
----------------------------------------------------------------------------
----------------------------------------------------------------------------

----------------------------------------------------------------------------
----------------------------------------------------------------------------
                   14,995                   64,429                  103,318
-----=====================----=====================---======================
-----=====================----=====================---======================

----------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
(1)   The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial statements.         (Continued)
--------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                         AMERICAN CENTURY VP    BERGER IPT-LARGE      BERGER IPT-SMALL
                                                         INCOME & GROWTH        CAP GROWTH FUND       COMPANY GROWTH FUND
                                                         PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                 2001                   2001                   2001
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:                                        (1)                     (1)                    (1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                     $                 (405) $                 717  $              (2,613)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)                                         20,540                    (49)              (147,416)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Change in net unrealized appreciation                                 0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         (depreciation) on investments                                    467                 (4,506)                67,714
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets resulting
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         from operations                                               20,602                 (3,838)               (82,315)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Purchase payments                                                70,862                 15,683                874,953
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Redemptions                                                           0                     (6)                  (446)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Transfers between subaccounts, net                               (8,610)               185,523                285,844
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Contract maintenance charges                                          0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Increase in net assets resulting from
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         contract transactions                                         62,252                201,200              1,160,351
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total increase in net assets                                     82,854                197,362              1,078,036
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Beginning of period                                                   0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      End of period                                    $               82,854  $             197,362  $           1,078,036
---------------------------------------------------------=====================---====================---====================
---------------------------------------------------------=====================---====================---====================

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Units issued                                                    229,179                 23,550                227,182
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Units redeemed                                                 (220,325)                   (13)               (92,427)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net increase                                                      8,854                 23,537                134,755
---------------------------------------------------------=====================---====================---====================
---------------------------------------------------------=====================---====================---====================

----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------
     DELAWARE GPF PREMIUM     DEUTSCHE ASSET          DEUTSCHE ASSET MANAGEMENT
     SMALL CAP VALUE SERIES   MANAGEMENT VIT EAFE     VIT SMALL CAP INDEX FUND
                              EQUITY INDEX FUND
------------------------------------------------------------------------
------------------------------------------------------------------------
            2001                   2001                    2001
------------------------------------------------------------------------
------------------------------------------------------------------------
             (1)                    (1)                     (1)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
   $              (1,651) $              (3,167)  $               3,296
------------------------------------------------------------------------
------------------------------------------------------------------------
                  (2,231)               150,323                  13,764
------------------------------------------------------------------------
------------------------------------------------------------------------
                                              0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------
                  49,505                  6,989                  69,156
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                  45,623                154,145                  86,216
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 404,647                144,536                 254,976
------------------------------------------------------------------------
------------------------------------------------------------------------
                  (1,647)                (1,718)                 (4,982)
------------------------------------------------------------------------
------------------------------------------------------------------------
                 488,427                 57,783                 455,649
------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 891,427                200,601                 705,643
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 937,050                354,746                 791,859
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
   $             937,050  $             354,746   $             791,859
-----====================---====================----====================
-----====================---====================----====================

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 102,217              4,070,923                 113,979
------------------------------------------------------------------------
------------------------------------------------------------------------
                 (14,681)            (4,027,706)                (35,668)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                  87,536                 43,217                  78,311
-----====================---====================----====================
-----====================---====================----====================

------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
(1)   The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial statements.         (Continued)
--------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                                                       DREYFUS VIF SMALL CAP     DREYFUS VIF GROWTH &    FEDERATED INTERNATIONAL
                                                       PORTFOLIO                 INCOME PORTFOLIO        EQUITY FUND II
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:                                     (1)                   (1)                   (1)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                   $                237  $                 82  $             (1,732)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)                                     42,238                (5,329)              268,862
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Change in net unrealized appreciation                             0                     0                     0
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
         (depreciation) on investments                             (8,401)                5,115                   197
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets resulting
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
         from operations                                           34,074                  (132)              267,327
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Purchase payments                                           265,349               201,431                28,028
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Redemptions                                                       0                     0                     0
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Transfers between subaccounts, net                          477,796                73,460              (281,358)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Contract maintenance charges                                      0                     0                     0
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Increase in net assets resulting from
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
         contract transactions                                    743,145               274,891              (253,330)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Total increase in net assets                                777,219               274,759                13,997
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Beginning of period                                               0                     0                     0
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      End of period                                  $            777,219  $            274,759  $             13,997
-------------------------------------------------------===================---===================---===================
-------------------------------------------------------===================---===================---===================

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Units issued                                                 79,656                34,607             3,286,191
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Units redeemed                                                 (194)               (5,149)           (3,284,411)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
      Net increase                                                 79,462                29,458                 1,780
-------------------------------------------------------===================---===================---===================
-------------------------------------------------------===================---===================---===================

----------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------
     INVESCO VIF-HIGH YIELD   INVESCO VIF-TECHNOLOGY  J.P.DMORGAN SERIES
     FUND                     FUND                    TRUST II SMALL COMPANY FUND
--------------------------------------------------------------------
--------------------------------------------------------------------
            (1)                   (1)                   (1)
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
   $             85,596  $               (321) $             (2,385)
--------------------------------------------------------------------
--------------------------------------------------------------------
                (28,024)               21,158                (7,486)
--------------------------------------------------------------------
--------------------------------------------------------------------
                      0                     0                     0
--------------------------------------------------------------------
--------------------------------------------------------------------
                (88,313)               (7,018)               79,928
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
                (30,741)               13,819                70,057
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
                380,294                59,930               538,368
--------------------------------------------------------------------
--------------------------------------------------------------------
                      0                     0                (5,887)
--------------------------------------------------------------------
--------------------------------------------------------------------
                451,609               240,067               752,626
--------------------------------------------------------------------
--------------------------------------------------------------------
                      0                     0                     0
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
                831,903               299,997             1,285,107
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
                801,162               313,816             1,355,164
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
                      0                     0                     0
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
   $            801,162  $            313,816  $          1,355,164
-----===================---===================---===================
-----===================---===================---===================

--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
                126,184                97,791               165,283
--------------------------------------------------------------------
--------------------------------------------------------------------
                (30,191)              (54,169)              (26,885)
--------------------------------------------------------------------
--------------------------------------------------------------------

--------------------------------------------------------------------
--------------------------------------------------------------------
                 95,993                43,622               138,398
-----===================---===================---===================
-----===================---===================---===================

--------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
(1)   The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial statements.         (Continued)
--------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                        JANUS ASPEN SERIES WORLDWIDE  JANUS ASPEN SERIES    OPPENHEIMER GLOBAL
                                                        GROWTH PORTFOLIO              FLEXIBLE INCOME       SECURITIES FUND/VA
                                                                                      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                 2001                   2001                   2001
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:                                        (1)                     (1)                    (1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                     $                 (735) $             155,014  $              (1,033)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)                                        127,542                  3,345                  9,082
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Change in net unrealized appreciation                                 0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         (depreciation) on investments                                 46,722               (101,343)                 7,583
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets resulting
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         from operations                                              173,529                 57,016                 15,632
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Purchase payments                                               989,690              2,421,082                188,097
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Redemptions                                                      (2,662)               (33,087)               (40,027)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Transfers between subaccounts, net                              195,462              2,816,568                407,608
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Contract maintenance charges                                          0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Increase in net assets resulting from
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         contract transactions                                      1,182,490              5,204,563                555,678
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total increase in net assets                                  1,356,019              5,261,579                571,310
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Beginning of period                                                   0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      End of period                                    $            1,356,019  $           5,261,579  $             571,310
---------------------------------------------------------=====================---====================---====================
---------------------------------------------------------=====================---====================---====================

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Units issued                                                  3,192,260                554,432                182,889
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Units redeemed                                               (3,032,066)               (48,880)              (122,609)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net increase                                                    160,194                505,552                 60,280
---------------------------------------------------------=====================---====================---====================
---------------------------------------------------------=====================---====================---====================

----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------
   PBHG INSURANCE SERIES         SAFECO RST EQUITY      SCHWAB MARKETTRACK
   LARGE CAP GROWTH PORTFOLIO    PORTFOLIO              GROWTH PORTFOLIO II
------------------------------------------------------------------------
------------------------------------------------------------------------
            2001                   2001                    2001
------------------------------------------------------------------------
------------------------------------------------------------------------
             (1)                    (1)                     (1)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
   $              (1,428) $                 400   $              22,987
------------------------------------------------------------------------
------------------------------------------------------------------------
                  (4,100)                     4                 (10,393)
------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------
                 (47,432)                 3,062                  11,673
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 (52,960)                 3,466                  24,267
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 369,749                 12,573                 998,259
------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                 (29,416)
------------------------------------------------------------------------
------------------------------------------------------------------------
                 112,161                 62,775                 (35,314)
------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 481,910                 75,348                 933,529
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 428,950                 78,814                 957,796
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
   $             428,950  $              78,814   $             957,796
-----====================---====================----====================
-----====================---====================----====================

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                  54,131                  8,357                 128,232
------------------------------------------------------------------------
------------------------------------------------------------------------
                  (3,351)                   (16)                (27,028)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                  50,780                  8,341                 101,204
-----====================---====================----====================
-----====================---====================----====================

------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
(1)   The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial statements.         (Continued)
--------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                         SCHWAB MONEY MARKET    SCHWAB S&P 500      SCUDDER VARIABLE SERIES I
                                                         PORTFOLIO              PORTFOLIO           CAPITAL GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
                                                                 2001                   2001                   2001
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:                                        (1)                     (1)                    (1)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss)                     $              155,657  $              39,562  $                (279)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss)                                              0                (38,840)                   (19)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Change in net unrealized appreciation                                 0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         (depreciation) on investments                                      0                 (5,488)                17,478
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Increase (decrease) in net assets resulting
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         from operations                                              155,657                 (4,766)                17,180
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Purchase payments                                            39,291,694              2,769,232                 29,473
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Redemptions                                                  (2,620,295)               (30,817)                     0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Transfers between subaccounts, net                          (13,715,429)             2,943,183                143,434
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Contract maintenance charges                                          0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Increase in net assets resulting from
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
         contract transactions                                     22,955,970              5,681,598                172,907
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Total increase in net assets                                 23,111,627              5,676,832                190,087
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Beginning of period                                                   0                      0                      0
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      End of period                                    $           23,111,627  $           5,676,832  $             190,087
---------------------------------------------------------=====================---====================---====================
---------------------------------------------------------=====================---====================---====================

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Units issued                                                 15,873,254                678,818                 21,737
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Units redeemed                                              (13,596,308)               (63,432)                    (6)
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
      Net increase                                                  2,276,946                615,386                 21,731
---------------------------------------------------------=====================---====================---====================
---------------------------------------------------------=====================---====================---====================

----------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------
     SCUDDER VARIABLE SERIES    STRONG VIF MID-      STRONG VIF OPPORTUNITY
     II SMALL CAP GROWTH        CAP GROWTH FUND II   FUND II
------------------------------------------------------------------------
------------------------------------------------------------------------
            2001                   2001                    2001
------------------------------------------------------------------------
------------------------------------------------------------------------
             (1)                    (1)                     (1)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
   $                (189) $              (1,669)  $               2,558
------------------------------------------------------------------------
------------------------------------------------------------------------
                   8,104                (43,051)                204,447
------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------
                    (285)                16,695                (156,699)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                   7,630                (28,025)                 50,306
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                   1,022                321,561                 703,225
------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                 (4,725)                (44,977)
------------------------------------------------------------------------
------------------------------------------------------------------------
                 155,260                406,517                 881,246
------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 156,282                723,353               1,539,494
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                 163,912                695,328               1,589,800
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                       0                      0                       0
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
   $             163,912  $             695,328   $           1,589,800
-----====================---====================----====================
-----====================---====================----====================

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                  67,034                115,292                 180,807
------------------------------------------------------------------------
------------------------------------------------------------------------
                 (47,911)               (28,715)                (13,519)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                  19,123                 86,577                 167,288
-----====================---====================----====================
-----====================---====================----====================

------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
(1)   The portfolio commenced investment operations on May 3, 2001.

The accompanying notes are an integral part of these financial statements.         (Continued)
--------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
VARIABLE ANNUITY-1 SERIES ACCOUNT OF
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
PERIOD ENDED DECEMBER 31, 2001
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                                TOTAL SCHWAB SIGNATURE ANNUITY
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                                                                      2001
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Net investment income                                                                     $          435,556
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Net realized gain                                                                                    603,947
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Change in net unrealized appreciation  (depreciation) on investments                                  26,798
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Increase in net assets resulting from operations                                                   1,066,301
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
CONTRACT TRANSACTIONS:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Purchase payments                                                                                 54,273,547
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Redemptions                                                                                       (2,922,187)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Transfers between subaccounts, net                                                                   (46,924)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Contract maintenance charges                                                                               0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Increase in net assets resulting from contract transactions                                       51,304,436
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Total increase in net assets                                                                      52,370,737
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
NET ASSETS:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Beginning of period                                                                                        0
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    End of period                                                                             $       52,370,737
------------------------------------------------------------------------------------------------=================
------------------------------------------------------------------------------------------------=================

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
CHANGES IN UNITS OUTSTANDING:
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Units issued                                                                                      34,168,950
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Units redeemed                                                                                   (28,756,024)
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
    Net increase                                                                                       5,412,926
------------------------------------------------------------------------------------------------=================
------------------------------------------------------------------------------------------------=================

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.                            (Concluded)
-----------------------------------------------------------------------------------------------------------------

VARIABLE ANNUITY-1 SERIES ACCOUNT OF
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
DECEMBER 31, 2001

1.     ORGANIZATION
        The Variable Annuity-1 Series Account (the Series Account), a separate account of Great-West Life & Annuity Insurance Company (the Company), was established under Colorado law. The Series Account commenced operations on November 1, 1996. As of May 3, 2001, the Company began offering a new contract in the Series Account (Schwab Signature Annuity). The Series Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Series Account is a funding vehicle for both group and individual variable annuity contracts. The Series Account consists of numerous investment divisions with each investment division being treated as an individual separate account and investing all of its investible assets in the named underlying mutual fund.

        Under applicable insurance law, the assets and liabilities of the Series Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Series Account's assets applicable to the reserves and other contract liability with respect to the Series Account is not chargeable with liabilities arising out of any other business the Company may conduct.

        The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Series Account.

2.     SIGNIFICANT ACCOUNTING POLICIES
       Security Transactions
        Investments made in the underlying mutual funds are valued at the reported net asset values of such underlying mutual funds, which value their investment securities at fair value. Transactions are recorded on a trade date basis. Income from dividends, and gains from realized gain distributions, are recorded on the ex-distribution date.

        Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.

        Contracts in the Payout Phase

        Net assets allocated to contracts in the payout phase are computed according to the 2000 Individual Annuitant Mortality Table. The assumed investment return is 5 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

        Federal Income Taxes

        The operations of the Series Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Series Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Series Account for federal income taxes. The Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       Net Transfers

       Net transfers include transfers between investment divisions of the Series Account as well as transfers between other investment options of the Company.

       Investment Income Ratio

       The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the investment division from the underlying mutual fund divided by average net assets. The ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the investment division is affected by the timing of the declaration of dividends by the underlying fund in which the investment division invests.

       Reclassifications

       Certain reclassifications have been made to the 2000 financial statements to conform to the 2001 presentation.

3.       PURCHASES AND SALES OF INVESTMENTS

       The cost of purchases and proceeds from sales of investments for the year ended December 31, 2001 were as follows:

       Variable Annuity-1 Schwab Select Annuity:                             Purchases                Sales
                                                                          -----------------     -------------------

       Alger American Growth Portfolio                                 $        17,326,434  $           13,534,886
       American Century VP International Portfolio                              79,172,839              77,770,082
       Baron Capital Asset Fund                                                  8,574,183               4,012,639
       Berger IPT-Small Company Growth Fund                                     13,978,501              16,854,717
       Deutsche Asset Management VIT EAFE Equity Index Fund                     48,624,355              46,556,075
       Deutsche Asset Management VIT Small Cap Index Fund                        7,609,148               3,071,724
       Dreyfus VIF Capital Appreciation Portfolio                                6,129,605               2,598,932
       Dreyfus VIF Growth & Income Portfolio                                    11,079,568               5,477,467
       Federated American Leaders Fund II                                       11,974,784               7,026,255
       Federated Fund for U.S. Government Securities II                         37,571,178              18,142,398
       Federated Utility Fund II                                                 2,900,809               3,082,253
       INVESCO VIF-High Yield Fund                                              21,583,218              23,004,103
       INVESCO VIF-Equity Income Fund                                            9,044,102               6,607,307
       INVESCO VIF-Technology Fund                                              11,009,310              10,457,138
       Janus Aspen Series Flexible Income Portfolio                             23,378,814               8,177,897
       Janus Aspen Series Growth Portfolio                                      10,802,336              22,352,141
       Janus Aspen Series International Growth Portfolio                        97,053,277             101,100,462
       Janus Aspen Series Worldwide Growth Portfolio                            49,275,895              67,510,055
       Montgomery Variable Series Growth Fund                                    2,422,938               1,855,823
       Prudential Series Fund Equity Class II Portfolio                          2,778,382               2,902,763
       Safeco RST Equity Portfolio                                               1,933,739               3,083,595
       Safeco RST Growth Opportunities Portfolio                                52,063,259              45,549,262
       Schwab MarketTrack Growth Portfolio II                                    5,160,930               3,447,881
       Schwab Money Market Portfolio                                           370,741,217             351,942,472
       Schwab S & P 500 Portfolio                                               37,113,078              24,260,517
       Scudder Variable Series I Capital Growth Portfolio                        3,819,467               2,821,171
       Scudder Variable Series I Growth & Income Portfolio                       2,506,046                 890,756
       Strong Multi Cap Value Fund II                                           17,181,890               7,993,901
       Universal Institutional Fund U.S. Real Estate Portfolio                  20,758,235              19,240,344
                                                                          -----------------     -------------------
                                                                          -----------------     -------------------

       Total                                                           $                    $
                                                                          =================     ===================
                                                                          =================     ===================

       Variable Annuity-1 Schwab Signature Annuity:                          Purchases                Sales
                                                                          -----------------     -------------------

       Alger American Balanced Portfolio                               $           735,906  $              208,583
       Alger American Growth Portfolio                                           1,562,255                  54,296
       AllianceBernstein VP Real Estate Investment Portfolio                     1,552,932                 863,465
       Alliance VP Growth & Income Portfolio                                     1,667,338                  89,163
       Alliance VP Growth Portfolio                                                200,834                  72,368
       American Century VP Income & Growth Portfolio                             2,168,161               2,106,303
       American Century VP International Portfolio                              33,154,207              32,359,185
       Berger IPT-Large Cap Growth Fund                                            202,292                     350
       Berger IPT-Small Company Growth Fund                                      1,801,607                 689,351
       Delaware GPF Small Cap Value Series                                       1,089,125                  28,273
       Deutsche Asset Management VIT EAFE Equity Index Fund                     34,033,576              33,836,097
       Deutsche Asset Management VIT Small Cap Index Fund                        1,069,159                 198,202
       Dreyfus VIF Growth & Income Portfolio                                       320,582                  44,538
       Dreyfus VIF Small Cap Portfolio                                             787,140                   1,342
       Federated International Equity Fund II                                   25,568,878              25,823,938
       INVESCO VIF-High Yield Fund                                               1,080,268                 249,347
       INVESCO VIF-Technology Fund                                                 602,219                 396,298
       Janus Aspen Series Flexible Income Portfolio                              5,693,614                 347,412
       Janus Aspen Series Worldwide Growth Portfolio                            26,004,536              24,822,608
       J.P. Morgan Series Trust II Small Company Fund                            1,534,316                 145,583
       Oppenheimer Global Securities Fund/VA                                     1,650,734               1,096,016
       PBHG Insurance Series Large Cap Growth Portfolio                            510,225                  29,686
       Safeco RST Equity Portfolio                                                  75,904                     146
       Schwab MarketTrack Growth Portfolio II                                    1,190,346                 218,323
       Schwab Money Market Portfolio                                           148,491,630             125,572,465
       Schwab S & P 500 Portfolio                                                6,022,215                 534,402
       Scudder Variable Series I Capital Growth Portfolio                          172,963                     310
       Scudder Variable Series I Small Cap Growth Portfolio                        524,695                 368,581
       Strong VIF Mid-Cap Growth Fund II                                           944,227                 222,450
       Strong VIF Opportunity Fund II                                            1,825,335                  66,485
                                                                          -----------------     -------------------
                                                                          -----------------     -------------------

       Total                                                           $                    $

                                                                          =================     ===================

4.       EXPENSES AND RELATED PARTY TRANSACTIONS

       Contract Maintenance Charge

       The Company deducts from each participant account in the Schwab Select Annuity, a $25 annual maintenance charge on accounts under $50,000 as of each contract's anniversary date.

       Transfer Fees

       The Company charges $10 in the Schwab Select Annuity for each transfer between investment divisions in excess of 12 transfers in any calendar year.

       Deductions for Premium Taxes

        The Company deducts from each contribution in both the Schwab Select Annuity and Schwab Signature Annuity any applicable state Premium Tax or retaliatory tax, which currently range from 0% to 3.5%.

       Deductions for Assumption of Mortality and Expense Risks

       The Company deducts an amount, computed daily, from the net asset value of the Schwab Select Annuity investments, equal to an annual rate of 0.85%, and an amount, computed daily, from the net asset value of the Schwab Signature Annuity investments, equal to an annual rate of 0.70% or 0.65% depending on the benefit option chosen. This charge compensates the Company for its assumption of certain mortality, death benefit, and expense risks.

       If the above charges prove insufficient to cover actual costs and assumed risks, the loss will be borne by the Company; conversely, if the amounts deducted prove more than sufficient, the excess will be a profit to the Company.

5.      ACCUMULATION UNIT VALUES

        A summary of accumulation unit values and accumulation units outstanding for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for each of the five years in the period ended December 31, 2001 for the Schwab Select Annuity and for the period ended December 31, 2001 for the Schwab Signature Annuity is included on the following pages. Total return is based on operations for the period shown and, accordingly, is not annualized.




------------------------------------------------------------------------------------------------------------------
                                                   ALGER AMERICAN       AMERICAN CENTURY VP            BARON CAPITAL
                                                   GROWTH PORTFOLIO     INTERNATIONAL PORTFOLIO        ASSET FUND
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets                           0.85                   0.85                   0.85
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                    2001
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                          $ 18.35                 $ 13.70               $ 12.25
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                              2,859,914                 756,485             1,057,192
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                        $ 52,489                $ 10,364              $ 12,954
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Total Return                                               (12.56%)                (29.78%)               11.39%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                    2000
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                          $ 20.99                 $ 19.51               $ 11.00
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                              3,090,861                 808,346               655,329
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                        $ 64,886                $ 15,773               $ 7,209
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Total Return                                               (15.50%)                (17.54%)               (3.51%)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                    1999
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                          $ 24.84                 $ 23.66               $ 11.40
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                              2,200,675                 602,867               502,097
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                        $ 54,671                $ 14,264               $ 5,723
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Total Return                                                32.55%                  62.72%                14.00%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                    1998
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                          $ 18.74                 $ 14.54
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                              1,306,403                 560,117
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                        $ 24,487                 $ 8,147
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Total Return                                                46.87%                  17.73%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
                    1997
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                          $ 12.76                 $ 12.35
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                417,062                 298,157
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                             $ 5                 $ 3,683
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
 Total Return                                                24.61%                  17.73%
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------
      BERGER IPT-SMALL          DEUTSCHE ASSET          DEUTSCHE ASSET
      COMPANY GROWTH FUND       MANAGEMENT VIT EAFE     MANAGEMENT VIT SMALL
                                EQUITY INDEX FUND       CAP INDEX FUND
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
           0.85                  0.85                  0.85
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
               $ 16.11                $ 7.40               $ 11.24
-------------------------------------------------------------------
-------------------------------------------------------------------
             1,702,960               589,568               843,685
-------------------------------------------------------------------
-------------------------------------------------------------------
              $ 27,440               $ 4,366               $ 9,484
-------------------------------------------------------------------
-------------------------------------------------------------------
               (34.04%)              (25.35%)                1.27%
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
               $ 24.43                $ 9.92               $ 11.10
-------------------------------------------------------------------
-------------------------------------------------------------------
             1,876,729               290,653               464,935
-------------------------------------------------------------------
-------------------------------------------------------------------
              $ 45,853               $ 2,883               $ 5,162
-------------------------------------------------------------------
-------------------------------------------------------------------
                (7.36%)              (17.33%)               (4.72%)
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
               $ 26.37               $ 12.00               $ 11.65
-------------------------------------------------------------------
-------------------------------------------------------------------
             1,072,037               161,396               203,338
-------------------------------------------------------------------
-------------------------------------------------------------------
              $ 28,268               $ 1,937               $ 2,369
-------------------------------------------------------------------
-------------------------------------------------------------------
                89.85%                20.00%                16.50%
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
               $ 13.89
-------------------------------------------------------------------
-------------------------------------------------------------------
               428,983
-------------------------------------------------------------------
-------------------------------------------------------------------
               $ 5,959
-------------------------------------------------------------------
-------------------------------------------------------------------
                 1.02%
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
-------------------------------------------------------------------
               $ 13.75
-------------------------------------------------------------------
-------------------------------------------------------------------
               124,653
-------------------------------------------------------------------
-------------------------------------------------------------------
               $ 1,714
-------------------------------------------------------------------
-------------------------------------------------------------------
                37.50%
-------------------------------------------------------------------
-------------------------------------------------------------------

-------------------------------------------------------------------
(Continued)

------------------------------------------------------------------------------------------------------------------------
                                                     DREYFUS VIF CAPITAL        DREYFUS VIF GROWTH      FEDERATED AMERICAN
                                                     APPRECIATION PORFOLIO      & INCOME PORTFOLIO      LEADERS FUND II
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets                              0.85                    0.85                     0.85
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      2001
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                               $ 9.07                   $ 9.56                $ 16.26
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                    880,333                  778,050              1,491,691
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                             $ 7,987                  $ 7,440               $ 24,283
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                   (10.09%)                  (6.66%)                (5.01%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      2000
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 10.09                  $ 10.24                $ 17.12
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                    474,144                  264,684              1,211,956
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                             $ 4,784                  $ 2,714               $ 20,780
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                    (1.46%)                  (4.57%)                 1.48%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      1999
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 10.24                  $ 10.73                $ 16.87
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                    245,395                   49,371              1,441,835
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                             $ 2,513                    $ 534               $ 24,346
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                     2.40%                    7.30%                  5.77%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      1998
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                                                                              $ 15.95
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                                                                  1,761,482
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                                                                            $ 28,117
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                                                                    16.68%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      1997
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                                                                              $ 13.67
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                                                                  1,424,891
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                                                                            $ 19,505
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                                                                    31.19%
------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------
      FEDERATED FUND FOR        FEDERATED UTILITYI      INVESCO VIF-HIGH
      U.S. GOVERNMENT           FUND II                 YIELD FUND
      SECURITIES II
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
            0.85                   0.85                   0.85
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 13.16                $ 10.95                 $ 9.70
----------------------------------------------------------------------
----------------------------------------------------------------------
              4,482,043                238,710              1,802,549
----------------------------------------------------------------------
----------------------------------------------------------------------
               $ 58,968                $ 2,615               $ 17,491
----------------------------------------------------------------------
----------------------------------------------------------------------
                  6.10%                (14.49%)               (15.69%)
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 12.40                $ 12.81                $ 11.51
----------------------------------------------------------------------
----------------------------------------------------------------------
              3,179,462                260,840              1,919,249
----------------------------------------------------------------------
----------------------------------------------------------------------
               $ 39,417                $ 3,340               $ 22,081
----------------------------------------------------------------------
----------------------------------------------------------------------
                 10.03%                 (9.66%)               (12.40%)
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 11.27                $ 14.18                $ 13.14
----------------------------------------------------------------------
----------------------------------------------------------------------
              2,809,027                280,957              2,003,863
----------------------------------------------------------------------
----------------------------------------------------------------------
               $ 31,648                $ 3,985               $ 26,326
----------------------------------------------------------------------
----------------------------------------------------------------------
                 (1.40%)                 0.78%                  8.33%
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 11.43                $ 14.07                $ 12.13
----------------------------------------------------------------------
----------------------------------------------------------------------
              2,136,709                416,024              1,867,862
----------------------------------------------------------------------
----------------------------------------------------------------------
               $ 24,427                $ 5,852               $ 22,654
----------------------------------------------------------------------
----------------------------------------------------------------------
                  6.72%                 13.01%                  0.33%
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 10.71                $ 12.45                $ 12.09
----------------------------------------------------------------------
----------------------------------------------------------------------
                815,966                168,289              1,360,681
----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 8,737                $ 2,095               $ 16,450
----------------------------------------------------------------------
----------------------------------------------------------------------
                  7.42%                 24.50%                 16.36%
----------------------------------------------------------------------
(Continued)

------------------------------------------------------------------------------------------------------------------------
                                                     INVESCO VIF-EQUITY         INVESCO VIF-TECHNOLOGY  JANUS ASPEN SERIES
                                                     INCOME FUND                FUND                    FLEXIBLE INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets                              0.85                    0.85                     0.85
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      2001
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 16.22                   $ 3.01                $ 11.20
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                  2,191,193                4,253,860              2,866,207
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                            $ 35,560                 $ 12,785               $ 32,113
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                    (9.72%)                 (46.33%)                 6.81%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      2000
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 17.97                   $ 5.60                $ 10.49
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                  2,043,703                4,296,975              1,624,948
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                            $ 36,739                 $ 24,047               $ 17,043
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                     3.99%                  (44.00%)                 5.43%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      1999
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 17.28                                          $ 9.95
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                  1,752,510                                         838,445
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                            $ 30,299                                         $ 8,347
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                    13.83%                                          (0.50%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      1998
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 15.18
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                  1,638,804
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                            $ 24,882
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                    14.39%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      1997
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 13.27
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                  1,270,248
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                            $ 16,867
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                    27.11%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------
      JANUS ASPEN SERIES        JANUS ASPEN SERIES      JANUS ASPEN SERIES
      GROWTH PORTFOLIO          INTERNATIONAL GROWTH    WORLDWIDE GROWTH PORTFOLIO
                                PORTFOLIO
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
            0.85                    0.85                    0.85
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                $ 15.16                  $ 10.81                $ 16.91
------------------------------------------------------------------------
------------------------------------------------------------------------
              3,590,948                2,109,314              3,763,889
------------------------------------------------------------------------
------------------------------------------------------------------------
               $ 54,439                 $ 22,800               $ 63,654
------------------------------------------------------------------------
------------------------------------------------------------------------
                (25.40%)                 (23.88%)               (23.09%)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                $ 20.32                  $ 14.20                $ 21.99
------------------------------------------------------------------------
------------------------------------------------------------------------
              4,289,162                2,082,710              4,803,181
------------------------------------------------------------------------
------------------------------------------------------------------------
               $ 87,143                 $ 29,582              $ 105,639
------------------------------------------------------------------------
------------------------------------------------------------------------
                (15.26%)                 (16.67%)               (16.39%)
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                $ 23.98                  $ 17.04                $ 26.30
------------------------------------------------------------------------
------------------------------------------------------------------------
              3,396,683                  772,937              4,259,845
------------------------------------------------------------------------
------------------------------------------------------------------------
               $ 81,453                 $ 13,174              $ 112,048
------------------------------------------------------------------------
------------------------------------------------------------------------
                 42.82%                   70.40%                 63.05%
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                $ 16.79                                         $ 16.13
------------------------------------------------------------------------
------------------------------------------------------------------------
              1,979,076                                       3,616,710
------------------------------------------------------------------------
------------------------------------------------------------------------
               $ 33,242                                        $ 58,337
------------------------------------------------------------------------
------------------------------------------------------------------------
                 34.43%                                          27.81%
------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------

------------------------------------------------------------------------
------------------------------------------------------------------------
                $ 12.49                                         $ 12.62
------------------------------------------------------------------------
------------------------------------------------------------------------
              1,335,615                                       2,208,577
------------------------------------------------------------------------
------------------------------------------------------------------------
               $ 16,678                                        $ 27,868
------------------------------------------------------------------------
------------------------------------------------------------------------
                 21.73%                                          21.11%
------------------------------------------------------------------------
(Continued)
------------------------------------------------------------------------------------------------------------------------
                                                     MONTGOMERY VARIABLE        PRUDENTIAL SERIES FUND  SAFECO RST EQUITY
                                                     SERIES GROWTH FUND         EQUITY CLASS II         PORTFOLIO
                                                                                PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets                              0.85                    0.85                     0.85
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      2001
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 11.43                   $ 8.81                $ 12.62
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                    453,313                  119,514                859,655
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                             $ 5,188                  $ 1,053               $ 10,848
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                   (21.45%)                 (12.35%)               (10.18%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      2000
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 14.55                  $ 10.05                $ 14.05
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                    457,499                  159,971                940,488
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                             $ 6,664                  $ 1,607               $ 13,212
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                    (9.80%)                   2.03%                (11.52%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      1999
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 16.13                   $ 9.85                $ 15.88
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                    410,065                   32,428              1,065,919
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                             $ 6,625                    $ 320               $ 16,928
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                    19.75%                   (1.50%)                 8.40%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      1998
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 13.47                                         $ 14.65
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                    600,573                                       1,168,094
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                             $ 8,097                                        $ 17,116
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                     2.05%                                          23.84%
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                      1997
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                              $ 13.20                                         $ 11.83
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                    643,029                                         357,176
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                             $ 8,495                                         $ 4,226
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                                                    27.54%                                          18.30%
------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------
      SAFECO RST GROWTH         SCHWAB MARKETTRACK      SCHWAB MONEY
      OPPORTUNITIES             GROWTH PORTFOLIO II     MARKET PORTFOLIO
      PORTFOLIO
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
            0.85                   0.85                   0.85
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 12.57                $ 14.57                $ 12.26
----------------------------------------------------------------------
----------------------------------------------------------------------
              1,066,369                896,576             13,479,708
----------------------------------------------------------------------
----------------------------------------------------------------------
               $ 13,404               $ 13,067              $ 165,358
----------------------------------------------------------------------
----------------------------------------------------------------------
                 18.14%                 (9.19%)                 2.80%
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 10.64                $ 16.05                $ 11.93
----------------------------------------------------------------------
----------------------------------------------------------------------
                576,155                818,621             12,387,477
----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 6,131               $ 13,138              $ 147,767
----------------------------------------------------------------------
----------------------------------------------------------------------
                 (6.99%)                (5.64%)                 5.11%
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 11.44                $ 17.01                $ 11.35
----------------------------------------------------------------------
----------------------------------------------------------------------
                155,643                560,533              9,858,627
----------------------------------------------------------------------
----------------------------------------------------------------------
                $ 1,780                $ 9,532              $ 111,967
----------------------------------------------------------------------
----------------------------------------------------------------------
                 14.40%                 18.62%                  3.84%
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                                       $ 14.34                $ 10.93
----------------------------------------------------------------------
----------------------------------------------------------------------
                                       447,514              6,647,088
----------------------------------------------------------------------
----------------------------------------------------------------------
                                       $ 6,416               $ 72,692
----------------------------------------------------------------------
----------------------------------------------------------------------
                                        12.12%                  4.19%
----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------

----------------------------------------------------------------------
----------------------------------------------------------------------
                                       $ 12.79                $ 10.49
----------------------------------------------------------------------
----------------------------------------------------------------------
                                       284,530              4,111,111
----------------------------------------------------------------------
----------------------------------------------------------------------
                                       $ 3,638               $ 43,163
----------------------------------------------------------------------
----------------------------------------------------------------------
                                        23.57%                  4.17%
----------------------------------------------------------------------
(Continued)

----------------------------------------------------------------------------------------------------------------------
                                                              SCHWAB S&P 500 SCUDDER VARIABLE SERIES    SCUDDER VARIABLE SERIES
                                                              PORTFOLIO      I CAPITAL GROWTH           I GROWTH & INCOME
                                                                             PORTFOLIO                  PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Schwab Select Annuity:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets                                     0.85                 0.85                0.85
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                  2001
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                                   $ 16.40                $ 9.03             $ 7.99
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                       6,729,128               438,902            376,108
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                                $ 110,371               $ 3,964            $ 3,006
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Total Return                                                        (12.90%)              (20.08%)           (12.07%)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                  2000
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                                   $ 18.83               $ 11.30             $ 9.09
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                       5,933,342               403,433            190,165
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                                $ 111,752               $ 4,557            $ 1,728
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Total Return                                                        (10.12%)              (10.60%)            (2.88%)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                  1999
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                                   $ 20.95               $ 12.64             $ 9.36
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                       5,457,283               186,640             61,409
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                                $ 114,346               $ 2,360              $ 575
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Total Return                                                         19.44%                26.40%             (6.40%)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                  1998
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                                   $ 17.54
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                       4,084,150
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                                 $ 71,644
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Total Return                                                         27.01%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
                  1997
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                                                   $ 13.81
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding                                       2,115,176
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                                                 $ 29,224
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
 Total Return                                                         31.27%
----------------------------------------------------------------------------------------------------------------------
----------------------------------------
      STRONG MULTI CAP  UNIVERSAL INSTITUTIONAL
      VALUE FUND II     FUND U.S. REAL ESTATE
                        PORTFOLIO
----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------
          0.85               0.85
----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------
              $ 9.54            $ 12.26
----------------------------------------
----------------------------------------
           1,463,902            830,637
----------------------------------------
----------------------------------------
            $ 13,995           $ 10,186
----------------------------------------
----------------------------------------
               3.24%              8.94%
----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------
              $ 9.24            $ 11.25
----------------------------------------
----------------------------------------
             553,906            786,877
----------------------------------------
----------------------------------------
             $ 5,146            $ 8,860
----------------------------------------
----------------------------------------
               6.94%             26.98%
----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------
              $ 8.64             $ 8.86
----------------------------------------
----------------------------------------
              91,471            347,481
----------------------------------------
----------------------------------------
               $ 817            $ 3,083
----------------------------------------
----------------------------------------
             (13.60%)            (4.22%)
----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------
                                 $ 9.25
----------------------------------------
----------------------------------------
                                308,021
----------------------------------------
----------------------------------------
                                $ 2,854
----------------------------------------
----------------------------------------
                                (12.41%)
----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------
                                $ 10.56
----------------------------------------
----------------------------------------
                                175,621
----------------------------------------
----------------------------------------
                                $ 1,859
----------------------------------------
----------------------------------------
                                  5.60%
----------------------------------------
----------------------------------------

----------------------------------------
----------------------------------------
(Concluded)
----------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                  ALGER AMERICAN BALANCED       ALGER AMERICAN GROWTH           ALLIANCE VP GROWTH & INCOME
                                      PORTFOLIO                      PORTFOLIO                            PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70          0.65           0.70           0.65            0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                     $ 9.70         $ 9.70        $ 8.90         $ 8.89         $ 9.39          $ 9.38
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding           10,478         44,719       110,022         53,244         98,944          74,454
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                     $ 102          $ 434         $ 979          $ 474          $ 929           $ 699
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Total Return                          (3.00%)        (3.00%)      (11.00%)       (11.10%)        (6.10%)         (6.20%)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                  ALLIANCE VP GROWTH PORTFOLIO    ALLIANCEBERNSTEIN VP REAL    AMERICAN CENTURY VP
                                                                  ESTATE INVESTMENT PORTFOLIO  INTERNATIONAL PORTFOLIO
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70          0.65           0.70           0.65            0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                     $ 8.58         $ 8.58       $ 11.05        $ 11.05         $ 8.27          $ 8.27
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding            3,673         11,322        48,102         16,327         76,030          27,288
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                      $ 32           $ 97         $ 532          $ 180          $ 629           $ 226
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Total Return                         (14.20%)       (14.20%)       10.50%         10.50%        (17.30%)        (17.30%)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                  AMERICAN CENTURY VP INCOME    BERGER IPT-LARGE CAP GROWTH    BERGER IPT-SMALL COMPANY
                                  & GROWTH PORTFOLIO            FUND                           GROWTH FUND
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70          0.65           0.70           0.65            0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                     $ 9.36         $ 9.36        $ 8.38         $ 8.39         $ 8.00          $ 8.00
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding            3,158          5,696        14,808          8,729         82,084          52,671
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                      $ 30           $ 53         $ 124           $ 73          $ 657           $ 421
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Total Return                          (6.40%)        (6.40%)      (16.20%)       (16.10%)       (20.00%)        (20.00%)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
(Continued)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                  DELAWARE GPF PREMIUM SMALL    DEUTSCHE ASSET MANAGEMENT       DEUTSCHE ASSET MANAGEMENT
                                  CAP VALUE SERIES              VIT EAFE EQUITY INDEX FUND      VIT SMALL CAP INDEX FUND
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70           0.65           0.70           0.65           0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                    $ 10.71        $ 10.70         $ 8.21         $ 8.21        $ 10.11        $ 10.11
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding           58,778         28,758         24,035         19,182         36,498         41,813
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                     $ 629          $ 308          $ 197          $ 157          $ 369          $ 423
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Total Return                           7.10%          7.00%        (17.90%)       (17.90%)         1.10%          1.10%
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
                                  DREYFUS VIF SMALL CAP         DREYFUS VIF GROWTH & INCOME     FEDERATED INTERNATIONAL
                                  PORTFOLIO                     PORTFOLIO                       EQUITY FUND II
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70           0.65           0.70           0.65           0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                     $ 9.79         $ 9.77         $ 9.33         $ 9.33         $ 7.86         $ 7.86
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding           46,287         33,176         10,283         19,175              2          1,778
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                     $ 453          $ 324           $ 96          $ 179            $ -           $ 14
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Total Return                          (2.10%)        (2.30%)        (6.70%)        (6.70%)       (21.40%)       (21.40%)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
                                  INVESCO VIF-HIGH YIELD FUND   INVESCO VIF-TECHNOLOGY FUND   J.P. MORGAN SERIES TRUST II
                                                                                              SMALL COMPANY FUND
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets        0.65           0.70           0.65           0.70           0.65           0.70
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
             2001
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                     $ 8.34         $ 8.36         $ 7.19         $ 7.19         $ 9.79         $ 9.79
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding           60,110         35,883         35,530          8,092         73,404         64,994
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                     $ 501          $ 300          $ 256           $ 58          $ 719          $ 636
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
 Total Return                         (16.60%)       (16.40%)       (28.10%)       (28.10%)        (2.10%)        (2.10%)
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
(Continued)
-------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                  JANUS ASPEN SERIES WORLDWIDE   JANUS ASPEN SERIES FLEXIBLE   OPPENHEIMER GLOBAL SECURITIES
                                  GROWTH PORTFOLIO               INCOME PORTFOLIO              FUND/VA
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets       0.65           0.70           0.65           0.70           0.65           0.70
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            2001
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                    $ 8.47         $ 8.46        $ 10.41        $ 10.41         $ 9.48         $ 9.48
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding          99,987         60,207        229,005        276,547         28,571         31,709
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                    $ 846          $ 510        $ 2,384        $ 2,878          $ 271          $ 300
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                        (15.30%)       (15.40%)         4.10%          4.10%         (5.20%)        (5.20%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                  PBHG INSURANCE SERIES LARGE   SAFECO RST EQUITY PORTFOLIO   SCHWAB MARKETTRACK GROWTH
                                  CAP GROWTH PORTFOLIO                                        PORTFOLIO II
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets       0.65           0.70           0.65           0.70           0.65           0.70
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            2001
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                    $ 8.45         $ 8.45         $ 9.45         $ 9.45         $ 9.47         $ 9.46
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding          29,271         21,508            429          7,912         64,405         36,799
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                    $ 247          $ 182            $ 4           $ 75          $ 610          $ 348
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                        (15.50%)       (15.50%)        (5.50%)        (5.50%)        (5.30%)        (5.40%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                  SCHWAB MONEY MARKET PORTFOLIO   SCHWAB S&P 500 PORTFOLIO    SCUDDER VARIABLE SERIES I
                                                                                              CAPITAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets       0.65           0.70           0.65           0.70           0.65           0.70
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            2001
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                   $ 10.15        $ 10.15         $ 9.23         $ 9.22         $ 8.75         $ 8.74
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding       1,500,043        776,903        428,098        187,288         13,756          7,975
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                 $ 15,228        $ 7,884        $ 3,950        $ 1,727          $ 120           $ 70
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                          1.50%          1.50%         (7.70%)        (7.80%)       (12.50%)       (12.60%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
(Continued)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
                                  SCUDDER VARIABLE SERIES II    STRONG VIF MID-CAP GROWTH       STRONG VIF OPPORTUNITY
                                  SMALL CAP GROWTH PORTFOLIO    FUND II                         FUND II
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Schwab Signature Annuity:
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
Expenses as a % of net assets       0.65           0.70           0.65           0.70           0.65           0.70
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
            2001
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Ending Unit Value                    $ 8.57         $ 8.57         $ 8.03         $ 8.03         $ 9.50         $ 9.50
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Number of Units Outstanding          12,369          6,754         27,603         58,974        113,694         53,594
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Net Assets (000's)                    $ 106           $ 58          $ 222          $ 474        $ 1,081          $ 509
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
 Total Return                        (14.30%)       (14.30%)       (19.70%)       (19.70%)        (5.00%)        (5.00%)
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
(Concluded)
------------------------------------------------------------------------------------------------------------------------














                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
               (A wholly-owned subsidiary of GWL&A Financial Inc.)

              Consolidated Financial Statements for the Years Ended
                      December 31, 2001, 2000, and 1999 and
                          Independent Auditors' Report

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.



January 28, 2002

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of Great-West Life & Annuity Insurance Company:

We have audited the accompanying consolidated balance sheets of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2001. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Great-West Life & Annuity Insurance Company and subsidiaries as of December 31, 2001 and 2000, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2001, in conformity with accounting principles generally accepted in the United States of America.


DELOITTE & TOUCHE LLP
Denver, Colorado
January 28, 2002

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2001 AND 2000
================================================================================
(Dollars in Thousands)

                                                                             2001                      2000
                                                                    -----------------------    ----------------------
ASSETS

INVESTMENTS:
  Fixed maturities, available-for-sale, at fair value
    (amortized cost $9,904,453 and $9,372,009)                    $          10,116,175     $            9,419,865
  Common stock, at fair value (cost $74,107 and
    $68,472)                                                                     73,344                     95,036
  Mortgage loans on real estate (net of allowances
    of $57,654 and $61,242)                                                     613,453                    843,371
  Real estate                                                                   112,681                    106,690
  Policy loans                                                                3,000,441                  2,809,973
  Short-term investments, available-for-sale (cost
    $427,398 and $414,382)                                                      424,730                    414,382
                                                                    -----------------------    ----------------------

        Total Investments                                                    14,340,824                 13,689,317

OTHER ASSETS:
  Cash                                                                          213,731                    153,977
  Reinsurance receivable
    Related party                                                                 3,678                      4,297
    Other                                                                       278,674                    229,671
  Deferred policy acquisition costs                                             275,570                    279,688
  Investment income due and accrued                                             130,775                    139,152
  Amounts receivable related to uninsured accident
    and health plan claims (net of allowances of
    $53,431 and $34,700)                                                         89,533                    227,803
  Premiums in course of collection (net of
     allowances of $22,217 and $18,700)                                          99,811                    190,987
  Deferred income taxes                                                         149,140                    138,842
  Other assets                                                                  644,774                    462,515
SEPARATE ACCOUNT ASSETS                                                      12,584,661                 12,381,137
                                                                    -----------------------    ----------------------





TOTAL ASSETS                                                      $          28,811,171     $           27,897,386
                                                                    =======================    ======================

                                                                                                    (Continued)










====================================================================================================================================

                                                                                      2001                2000
                                                                                -----------------   -----------------
LIABILITIES AND STOCKHOLDER'S EQUITY

POLICY BENEFIT LIABILITIES:
    Policy reserves
      Related party                                                          $         532,374    $        547,558
      Other                                                                         11,679,122          11,497,442
    Policy and contract claims                                                         401,389             441,326
    Policyholders' funds                                                               242,916             266,235
    Provision for policyholders' dividends                                              74,740              72,716
    Undistributed earnings on participating business                                   163,086             165,754
GENERAL LIABILITIES:
    Due to GWL                                                                          41,874              43,081
    Due to GWL&A Financial                                                             251,059             171,347
    Repurchase agreements                                                              250,889
    Commercial paper                                                                    97,046              97,631
    Other liabilities                                                                1,021,541             785,730
SEPARATE ACCOUNT LIABILITIES                                                        12,584,661          12,381,137
                                                                                -----------------   -----------------
        Total Liabilities                                                           27,340,697          26,469,957
                                                                                -----------------   -----------------

COMMITMENTS AND CONTINGENCIES

STOCKHOLDER'S EQUITY:
    Preferred stock, $1 par value, 50,000,000 shares authorized, 0 shares issued and outstanding Common stock, $1 par value; 50,000,000 shares
      authorized; 7,032,000 shares issued and outstanding                                7,032               7,032
    Additional paid-in capital                                                         712,801             717,704
    Accumulated other comprehensive income                                              76,507              33,672
    Retained earnings                                                                  674,134             669,021
                                                                                -----------------   -----------------
        Total Stockholder's Equity                                                   1,470,474           1,427,429
                                                                                -----------------   -----------------








TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                                   $      28,811,171    $     27,897,386
                                                                                =================   =================

See notes to consolidated financial statements.                                                       (Concluded)




                                        3
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
====================================================================================================================================
(Dollars in Thousands)

                                                                   2001                2000               1999
                                                              ----------------   -----------------  -----------------
REVENUES:
  Premiums
    Related party                                          $         18,144   $         20,853    $        23,233
    Other (net of premiums ceded totaling
      $82,028, $115,404, and $85,803)                             1,185,495          1,311,713          1,139,950
  Fee income                                                        947,255            871,627            635,147
  Net investment income (expense)
    Related party                                                   (14,546)           (14,517)           (10,923)
    Other                                                           955,880            945,958            886,869
  Net realized gains on investments                                  46,825             28,283              1,084
                                                              ----------------   -----------------  -----------------
                                                              ----------------   -----------------  -----------------
                                                                  3,139,053          3,163,917          2,675,360
BENEFITS AND EXPENSES:
  Life and other policy benefits (net of
    reinsurance recoveries totaling $40,144,
    $62,803, and $80,681)                                         1,029,495          1,122,560            970,250
  Increase in reserves                                               58,433             53,550             33,631
  Interest paid or credited to contractholders                      530,027            490,131            494,081
  Provision for policyholders' share of earnings
    on participating business                                         2,182              5,188             13,716
  Dividends to policyholders                                         76,460             74,443             70,161
                                                              ----------------   -----------------  -----------------
                                                              ----------------   -----------------  -----------------
                                                                  1,696,597          1,745,872          1,581,839

  Commissions                                                       197,099            204,444            173,405
  Operating expenses (income):
    Related party                                                    (1,043)              (704)              (768)
    Other                                                           794,731            775,885            593,575
  Premium taxes                                                      36,911             45,286             38,329
  Special charges                                                   127,040
                                                              ----------------   -----------------  -----------------
                                                              ----------------   -----------------  -----------------
                                                                  2,851,335          2,770,783          2,386,380

INCOME BEFORE INCOME TAXES                                          287,718            393,134            288,980
PROVISION FOR INCOME TAXES:
  Current                                                           136,965            108,509             72,039
  Deferred                                                          (41,993)            25,531             11,223
                                                              ----------------   -----------------  -----------------
                                                              ----------------   -----------------  -----------------
                                                                     94,972            134,040             83,262
                                                              ----------------   -----------------  -----------------
                                                              ----------------   -----------------  -----------------
NET INCOME                                                 $        192,746   $        259,094    $       205,718
                                                              ================   =================  =================
                                                              ================   =================  =================



See notes to consolidated financial statements.




                                        4
------------------------------------------------------------------------------------------------------------------------------------
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
====================================================================================================================================
(Dollars in Thousands)


                                                                                                               Additional
                                                 Preferred Stock                     Common Stock               Paid-in
                                           -----------------------------     -----------------------------
                                              Shares          Amount            Shares          Amount          Capital
                                           --------------   ------------     -------------    ------------    -------------
BALANCES, JANUARY 1, 1999                            0    $          0        7,032,000    $       7,032   $       699,556  $
   Net income
   Other comprehensive loss

Total comprehensive income

Dividends
Income tax benefit on stock
  compensation                                                                                                         760
                                           --------------   ------------     -------------    ------------    -------------

BALANCES, DECEMBER 31, 1999                          0               0        7,032,000            7,032           700,316
   Net income
   Other comprehensive income

Total comprehensive income

Dividends
Capital contributions -
  Parent stock options                                                                                              15,052
Income tax benefit on stock
  compensation                                                                                                       2,336
                                           --------------   ------------     -------------    ------------    -------------

BALANCES, DECEMBER 31, 2000                          0    $          0        7,032,000    $       7,032   $       717,704  $
   Net income
   Other comprehensive income

Total comprehensive income

Dividends
Capital contributions adjustment -
  Parent stock options                                                                                             (12,098)
Income tax benefit on stock
   compensation                                                                                                      7,195
                                           --------------   ------------     -------------    ------------    -------------

BALANCES, DECEMBER 31, 2001                          0    $          0        7,032,000    $       7,032   $       712,801

                                           ==============   ============     =============    ============    =============


    Accumulated
       Other
   Comprehensive        Retained

   Income (Loss)        Earnings          Total
  -----------------    ------------   ---------------
           61,560   $     430,411   $    1,198,559
                          205,718          205,718
         (146,421)                        (146,421)
                                      ---------------
                                            59,297
                                      ---------------
                          (92,053)         (92,053)

                                               760
  -----------------    ------------   ---------------

          (84,861)        544,076        1,166,563
                          259,094          259,094
          118,533                          118,533
                                      ---------------
                                           377,627
                                      ---------------
                         (134,149)        (134,149)

                                            15,052

                                             2,336
  -----------------    ------------   ---------------

           33,672   $     669,021   $    1,427,429
                          192,746          192,746
           42,835                           42,835
                                      ---------------
                                           235,581
                                      ---------------
                         (187,633)        (187,633)

                                           (12,098)

                                             7,195
  -----------------    ------------   ---------------

$          76,507   $     674,134   $    1,470,474
  =================    ============   ===============




See notes to consolidated financial statements.





GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
====================================================================================================================================
(Dollars in Thousands)
                                                                    2001               2000               1999
                                                              -----------------  -----------------  -----------------
OPERATING ACTIVITIES:
  Net income                                               $        192,746    $       259,094    $       205,718
  Adjustments to reconcile net income to net
    cash provided by operating activities:
      Earnings allocated to participating
        policyholders                                                 2,182              5,188             13,716
      Amortization of investments                                   (82,955)           (62,428)           (22,514)
      Net realized gains on investments                             (46,825)           (28,283)            (1,084)
      Depreciation and amortization (including
        goodwill impairment)                                         62,101             41,693             47,339
      Deferred income taxes                                         (41,993)            25,531             11,223
      Stock compensation (adjustment)                               (12,098)            15,052
  Changes in assets and liabilities, net of effects from acquisitions:
      Policy benefit liabilities                                    334,025            310,511            650,959
      Reinsurance receivable                                        (48,384)           (35,368)            19,636
      Receivables                                                   196,805           (128,382)           (37,482)
      Other, net                                                     44,232           (118,221)          (136,476)
                                                              -----------------  -----------------  -----------------
        Net cash provided by operating activities                   599,836            284,387            751,035
                                                              -----------------  -----------------  -----------------
INVESTING ACTIVITIES:
  Proceeds from sales, maturities, and
    redemptions of investments:
    Fixed maturities
         Held-to-maturity
           Sales                                                                         8,571
           Maturities and redemptions                                                  323,728            520,511
         Available-for-sale
           Sales                                                  5,201,692          1,460,672          3,176,802
           Maturities and redemptions                             1,244,547            887,420            822,606
    Mortgage loans                                                  224,810            139,671            165,104
    Real estate                                                                          8,910              5,098
    Common stock                                                     38,331             61,889             18,116
  Purchases of investments:
    Fixed maturities
         Held-to-maturity                                                             (100,524)          (563,285)
         Available-for-sale                                      (6,878,213)        (2,866,228)        (4,019,465)
    Mortgage loans                                                                      (4,208)            (2,720)
    Real estate                                                      (3,124)           (20,570)           (41,482)
    Common stock                                                    (27,777)           (52,972)           (19,698)
    Acquisitions, net of cash acquired                                                  82,214
                                                              -----------------  -----------------  -----------------
        Net cash provided by (used in)
           investing activities                            $       (199,734)   $       (71,427)   $        61,587
                                                              =================  =================  =================
                                                                                                      (Continued)




GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
====================================================================================================================================
(Dollars in Thousands)

                                                                   2001               2000                1999
                                                             -----------------   ----------------   -----------------
FINANCING ACTIVITIES:
  Contract withdrawals, net of deposits                   $       (483,285)   $       (220,167)  $       (583,900)
  Due to GWL                                                        (1,207)              7,102            (16,898)
  Due to GWL&A Financial                                            81,473               3,665            175,035
  Dividends paid                                                  (187,633)           (134,149)           (92,053)
  Net commercial paper borrowings
    (repayments)                                                      (585)             97,631            (39,731)
  Net repurchase agreements borrowings
     (repayments)                                                  250,889             (80,579)          (163,680)
                                                             -----------------   ----------------   -----------------
        Net cash used in financing activities                     (340,348)           (326,497)          (721,227)
                                                             -----------------   ----------------   -----------------

NET INCREASE (DECREASE) IN CASH                                     59,754            (113,537)            91,395

CASH, BEGINNING OF YEAR                                            153,977             267,514            176,119
                                                             -----------------   ----------------   -----------------

CASH, END OF YEAR                                         $        213,731    $        153,977   $        267,514
                                                             =================   ================   =================

SUPPLEMENTAL DISCLOSURES OF
CASH FLOW INFORMATION
  Cash paid during the year for:
    Income taxes                                          $         59,895    $         78,510   $         76,150
    Interest                                                        17,529              21,060             14,125

Non-cash financing activity:
  Effect of capital - Parent stock options                         (12,098)             15,052











See notes to consolidated financial statements.                                                       (Concluded)

GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2001, 2000, AND 1999
================================================================================
(Amounts in Thousands, except Share Amounts)

1.      ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

       Organization - Great-West Life & Annuity Insurance Company (the Company) is a wholly-owned subsidiary of GWL&A Financial Inc., a holding company formed in 1998 (GWL&A Financial). The Company offers a wide range of life insurance, health insurance, and retirement and investment products to individuals, businesses, and other private and public organizations throughout the United States.

       On December 31, 2000, the Company and certain affiliated companies completed a corporate reorganization. Prior to December 31, 2000, GWL&A Financial was an indirect wholly-owned subsidiary of The Great-West Life Assurance Company (GWL). Under the new structure, GWL&A Financial and GWL each continue to be indirectly and directly, respectively, owned by Great-West Lifeco Inc., a Canadian holding company (the Parent or LifeCo), but GWL no longer holds an equity interest in the Company or GWL&A Financial.

       Basis of Presentation - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Significant estimates are required to account for policy reserves, allowances for credit losses, deferred policy acquisition costs, and valuation of privately placed fixed maturities. Actual results could differ from those estimates. The consolidated financial statements include the accounts of the Company and its subsidiaries. All material inter-company transactions and balances have been eliminated in consolidation.

       Certain reclassifications have been made to the 2000 and 1999 financial statements to conform to the 2001 presentation. These changes in classification had no effect on previously reported stockholder's equity or net income.

       Investments - Investments are reported as follows:

        1. Management has classified its fixed maturities as available for sale and carries them at fair value with the net unrealized gains and losses reported as accumulated other comprehensive income
              (loss) in stockholder's equity.

              Premiums and discounts are recognized as a component of net investment income using the effective interest method. Realized gains and losses, and declines in value judged to be other-than-temporary are included in net realized gains/(losses) on investments.

       2. Mortgage loans on real estate are carried at their unpaid balances adjusted for any unamortized premiums or discounts and any allowances for uncollectible accounts. Interest income is accrued on the unpaid principal balance. Discounts and premiums are amortized to net investment income using the effective interest method. Accrual of interest is discontinued on any impaired loans where collection of interest is doubtful.

              The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its impaired loans. Management's judgement is based on past loss experience, current and projected economic conditions, and extensive situational analysis of each individual loan. The measurement of impaired loans is based on the fair value of the collateral.

       3. Real estate is carried at cost. The carrying value of real estate is subject to periodic evaluation of recoverability.

       4.     Investments in common stock are carried at fair value.

       5.     Policy loans are carried at their unpaid balances.

       6. Short-term investments include securities purchased with initial maturities of one year or less and are carried at fair value. The Company considers short-term investments to be available-for-sale.

       7. Gains and losses realized on disposal of investments are determined on a specific identification basis.

       Cash - Cash includes only amounts in demand deposit accounts.

       Internal Use Software - Capitalized internal use software development costs of $44,914 and $35,409 are included in other assets at December 31, 2001, and 2000, respectively. The Company capitalized, net of depreciation, $6,896, $17,309 and $18,099 of internal use software development costs for the years ended December 31, 2001, 2000 and 1999, respectively.

       Deferred Policy Acquisition Costs - Policy acquisition costs, which primarily consist of sales commissions and costs associated with the Company's group sales representatives related to the production of new business, have been deferred to the extent recoverable. These costs are variable in nature and are dependent upon sales volume. Deferred costs associated with the annuity products are being amortized over the life of the contracts in proportion to the emergence of gross profits. Retrospective adjustments of these amounts are made when the Company revises its estimates of current or future gross profits. Deferred costs associated with traditional life insurance are amortized over the premium paying period of the related policies in proportion to premium revenues recognized. Amortization of deferred policy acquisition costs totaled $44,096, $36,834, and $43,512 in 2001, 2000, and 1999, respectively.

       Separate Accounts - Separate account assets and related liabilities are carried at fair value. The Company's separate accounts invest in shares of Maxim Series Fund, Inc. and Orchard Series Fund, open-end management investment companies which are affiliates of the Company, shares of other non-affiliated mutual funds, and government and corporate bonds. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and, therefore, are not included in the Company's statements of income. Revenues to the Company from the separate accounts consist of contract maintenance fees, administrative fees, and mortality and expense risk charges.

       Life Insurance and Annuity Reserves - Life insurance and annuity policy reserves with life contingencies of $7,941,905 and $7,762,065 at December 31, 2001 and 2000, respectively, are computed on the basis of estimated mortality, investment yield, withdrawals, future maintenance and settlement expenses, and retrospective experience rating premium refunds. Annuity contract reserves without life contingencies of $4,188,553 and $4,189,716 at December 31, 2001 and 2000, respectively, are established at the contractholder's account value.

       Reinsurance - Policy reserves ceded to other insurance companies are carried as a reinsurance receivable on the balance sheet. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies (see Note 5).

       Policy and Contract Claims - Policy and contract claims include provisions for reported life and health claims in process of settlement, valued in accordance with the terms of the related policies and contracts, as well as provisions for claims incurred and unreported based primarily on prior experience of the Company.

       Participating Fund Account - Participating life and annuity policy reserves are $4,837,611 and $4,557,599 at December 31, 2001 and 2000,
       respectively. Participating business approximates 25.8%, 28.6%, and 31.0% of the Company's ordinary life insurance in force and 85.4%, 85.2%, and 94.0% of ordinary life insurance premium income for the years ended December 31, 2001, 2000, and 1999, respectively.

       The amount of dividends to be paid from undistributed earnings on participating business is determined annually by the Board of Directors. Earnings allocable to participating policyholders are consistent with established Company practice.

       The Company has established a Participating Policyholder Experience Account (PPEA) for the benefit of all participating policyholders which is included in the accompanying consolidated balance sheets. Earnings associated with the operation of the PPEA are credited to the benefit of all participating policyholders. In the event that the assets of the PPEA are insufficient to provide contractually guaranteed benefits, the Company must provide such benefits from its general assets.

       The Company has also established a Participation Fund Account (PFA) for the benefit of the participating policyholders previously transferred to the Company from GWL under an assumption reinsurance transaction. The PFA is part of the PPEA. Earnings derived from the operation of the PFA, net of a management fee paid to the Company, accrue solely for the benefit of the transferred participating policyholders.

       Repurchase Agreements and Securities Lending - The Company enters into repurchase agreements with third-party broker/dealers in which the Company sells securities and agrees to repurchase substantially similar securities at a specified date and price. Such agreements are accounted for as collateralized borrowings. Interest expense on repurchase agreements is recorded at the coupon interest rate on the underlying securities. The repurchase fee is amortized over the term of the related agreement and recognized as an adjustment to net investment income.

       The Company receives collateral for lending securities that are held as part of its investment portfolio. The company requires collateral in an amount greater than or equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned. Such collateral is used to replace the securities loaned in event of default by the borrower. The Company's securitized lending transactions are accounted for as collateralized borrowings.

       Derivatives - The Company makes limited use of derivative financial instruments to manage interest rate, market, and foreign exchange risk associated with invested assets. Derivatives are not used for speculative purposes. The Company controls the credit risk of its financial contracts through credit approvals, limits, and monitoring procedures. As the Company generally enters into derivative transactions only with high quality institutions, no losses associated with non-performance on derivative financial instruments have occurred or are expected to occur. Derivative instruments typically used consist of interest rate swap agreements, interest rate floors and caps, foreign currency exchange contracts, options, and interest rate futures.

       Interest rate swap agreements are used to convert the interest rate on certain debt securities from a floating rate to a fixed rate or vice versa, to convert from a fixed rate to a floating rate. Interest rate floors and caps are interest rate protection instruments that require the payment by a counter-party to the Company of an interest rate differential only if interest rates fall or rise to certain levels. The differential represents the difference between current interest rates and an agreed upon rate, the strike rate, applied to a notional principal amount. Foreign currency exchange contracts are used to hedge the foreign exchange rate risk associated with bonds denominated in other than U.S. dollars. Written call options are used in conjunction with interest rate swap agreements to effectively convert convertible, fixed rate bonds to non-convertible variable rate bonds as part of the Company's overall asset/liability matching program. Purchased put options are used to protect against significant drops in equity markets. Interest rate futures are used to hedge the interest rate risks of forecasted acquisitions of fixed rate fixed maturity investments.

       Effective January 1, 2001, the Company adopted Financial Account Standards Board (FASB) Statement No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS No. 133), as amended by FASB Statement No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities." SFAS 138 requires all derivatives, whether designated in hedging relationships or not, to be recorded on the balance sheet at fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded in accumulated other comprehensive income and are recognized in the income statement when the hedged item affects earnings. Ineffective portions of changes in the fair value of cash flow hedges are recognized in earnings. The adoption of SFAS No. 133 resulted in an approximate $1,000 after-tax increase to accumulated other comprehensive income, which has been included in the current year change in other comprehensive income in the Statement of Stockholder's Equity.

       Hedge ineffectiveness of $907, determined in accordance with SFAS No. 133, was recorded as a decrease to net investment income for the year ended December 31, 2001.

       Derivative gains and losses included in accumulated other comprehensive income (OCI) are reclassified into earnings at the time interest income is recognized or interest receipts are received on bonds. Derivative gains of $469 were reclassified to net investment income in 2001. The Company estimates that $563 of net derivative gains included in OCI will be reclassified into net investment income within the next twelve months.

     Revenue Recognition - In December 1999, the Securities and Exchange Commission issued Staff Accounting Bulletin (SAB) No. 101, "Revenue Recognition in Financial Statements (SAB No. 101)," which provides guidance with respect to revenue recognition issues and disclosures. As amended by SAB No. 101B, "Second
Amendment: Revenue Recognition in Financial Statements," the Company implemented the provisions of SAB No. 101 during the fourth quarter of 2000. The adoption of SAB No. 101 did not affect the Company's revenue recognition practices.

       Recognition of Premium and Fee Income and Benefits and Expenses - Life insurance premiums are recognized when due. Annuity premiums with life contingencies are recognized as received. Accident and health premiums are earned on a monthly pro rata basis. Revenues for annuity and other contracts without significant life contingencies consist of contract charges for the cost of insurance, contract administration, and surrender fees that have been assessed against the contract account balance during the period and are recognized when earned. Fee income is derived primarily from contracts for claim processing or other administrative services related to uninsured business and from assets under management. Fees from contracts for claim processing or other administrative services are recorded as the services are provided. Fees from assets under management, which consist of contract maintenance fees, administration fees and mortality and expense risk charges, are recognized when due. Benefits and expenses on policies with life contingencies are associated with earned premiums so as to result in recognition of profits over the life of the contracts. This association is accomplished by means of the provision for future policy benefit reserves. The average crediting rate on annuity products was approximately 6.1%, 6.2%, and 6.2% in 2001, 2000, and 1999.

       Income Taxes - Income taxes are recorded using the asset and liability approach, which requires, among other provisions, the recognition of deferred tax assets and liabilities for expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. In estimating future tax consequences, all expected future events (other than the enactments or changes in the tax laws or rules) is considered. Although realization is not assured, management believes it is more likely than not that the deferred tax asset will be realized.

       Stock Options - The Company applies the intrinsic value measurement approach under APB Opinion No. 25, "Accounting for Stock Issued to Employees", to stock-based compensation awards to employees, as interpreted by AIN-APB 25 as it relates to accounting for stock options granted by the Parent to Company employees (see Note 14).

       Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - FASB has issued Statement No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities - A replacement of FASB Statement No. 125" (SFAS No. 140), which revises the standards for accounting for securitizations and other transfers of financial assets and collateral, and requires certain disclosures. SFAS 140 was effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001. Certain disclosure requirements under SFAS No. 140 were effective December 15, 2000, and these requirements have been incorporated in the Company's financial statements. The adoption of SFAS No. 140 did not have a significant effect on the financial position or results of operations of the Company.

       Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets - Effective April 1, 2001, the Company adopted Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interest in Securitized Financial Assets" (EITF 99-20). This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to apply specific evaluation methods to these securities for an other-than-temporary decline in value. The adoption of EITF 99-20 did not have a material impact on the Company's financial position or results of operations.

     Business Combinations - On June 29, 2001 Statement of Financial Accounting Standards (SFAS) FAS No.141, "Business Combinations" (SFAS No. 141) was approved by the FASB. SFAS No. 141 requires that the purchase method of accounting be used for all business combinations initiated after June 30, 2001. The Company implemented SFAS No. 141 on July 1, 2001. Adoption of the Statement did not have a material impact on the Company's financial position or results of operations.

       Goodwill and Other Intangible Assets - On June 29, 2001, SFAS No. 142, "Goodwill and Other Intangible Assets" (SFAS No. 142) was approved by the FASB. SFAS No. 142 changes the accounting for goodwill and certain other intangibles from an amortization method to an impairment-only approach. Amortization of goodwill, including goodwill recorded in past business combinations, will cease upon adoption of this statement. The Company implemented SFAS No. 142 on January 1, 2002 and, although it is still reviewing the provisions of this Statement, management's preliminary assessment is that the Statement will not have a material impact on the Company's financial position or results of operations.

       Long Lived Assets - In August 2001, the FASB issued SFAS No.144 "Accounting for the Impairment or Disposal of Long-Lived Assets" (SFAS No.144). SFAS No.144 supercedes current accounting guidance relating to impairment of long-lived assets and provides a single accounting methodology for long-lived assets to be disposed of, and also supercedes existing guidance with respect to reporting the effects of the disposal of a business. SFAS No.144 was adopted January 1, 2002 without a material impact on the Company's financial position or results of operations.

        Selected Loan Loss Allowance Methodology - In July 2001, the SEC released Staff Accounting Bulletin No. 102, Selected Loan Loss Allowance Methodology and Documentation Issues (SAB 102). SAB 102 summarizes certain of the SEC's views on the development, documentation and application of a systematic methodology for determining allowances for loan and lease losses. Adoption of SAB 102 by the Company is not expected to have a material impact on the Company's financial position or results of operations.

2.     ACQUISITIONS AND SPECIAL CHARGES

       Effective January 1, 2000, the Company co-insured the majority of General American Life Insurance Company's (General American) group life and health insurance business which primarily consists of administrative services only and stop loss policies. The agreement converted to an assumption reinsurance agreement January 1, 2001. The Company assumed approximately $150,000 of policy reserves and miscellaneous liabilities in exchange for $150,000 of cash and miscellaneous assets from General American.

       Assuming the reinsurance agreement had been effective on January 1, 1999, pro forma 1999 revenues would have been $2,973,247 and pro forma 1999 net income would have been $199,782. The pro forma financial information is not necessarily indicative of either the results of operations that would have occurred had this agreement been effective on January 1, 1999, or of future operations.

       On October 6, 1999, the Company entered into a purchase and sale agreement with Allmerica Financial Corporation (Allmerica) to acquire via assumption reinsurance Allmerica's group life and health insurance business on March 1, 2000. This business primarily consists of administrative services only, and stop loss policies. The in-force business was immediately co-insured back to Allmerica and then underwritten and retained by the Company upon each policy renewal date. The effect of this transaction was not material to the Company's results of operations or financial position.

       Alta Health & Life Insurance Company (Alta) was acquired by the Company on July 8, 1998. During 1999 and 2000 the Alta business continued to be run as a free-standing unit but was converted to the Company's system and accounting processes. This conversion program resulted in significant issues related to pricing, underwriting, and administration of the business. The Company has decided to discontinue writing new Alta business and all Alta customers will be moved to the Company's contracts over time. All Alta sales and administration staff have become employees of the Company and the underwriting functions are being conducted by the underwriting staff of the Company. In the second quarter of 2001, the Company recorded a $127 million special charge ($80.9 million, net of tax), related to its decision to cease marketing the Alta products. The principal components of the charge include $46 million from premium deficiency reserves, $29 million from premium receivables, $28 million from uninsured accident and health plan claim receivables and $24 million from goodwill and other.

3.      RELATED-PARTY TRANSACTIONS

       The Company performs administrative services for the U.S. operations of GWL. The following represents revenue from GWL for services provided pursuant to these service agreements. The amounts recorded are based upon management's best estimate of actual costs incurred and resources expended based upon number of policies and/or certificates in force.

                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                     2001              2000               1999
                                                                ---------------   ---------------    ---------------

      Investment management revenue                          $          186     $         120     $          130
      Administrative and underwriting revenue                         1,043               704                768

       At December 31, 2001 and 2000, due to GWL includes $16,536 and $17,743 due on demand and $25,338 and $25,338 of notes payable which bear interest and mature on October 1, 2006. These notes may be prepaid in whole or in part at any time without penalty; the issuer may not demand payment before the maturity date. The amounts due on demand to GWL bear interest at the public bond rate (6.0% and 7.0% at December 31, 2001 and 2000, respectively) while the note payable bears interest at 5.4%.

       At December 31, 2001 and 2000, due to GWL&A Financial includes $76,024 and $(3,688) due on demand and $175,035 and $175,035 of subordinated notes payable. The notes, which were issued in 1999 and used for general corporate purposes, bear interest and mature on June 30, 2048. Payments of principal and interest under this subordinated note shall be made only with prior written approval of the Commissioner of Insurance of the State of Colorado. Payments of principal and interest on this subordinated note are payable only out of surplus funds of the Company and only at such time as the financial condition of the Company is such that at the time of payment of principal or interest, its statutory surplus after the making of any such payment would exceed the greater of $1,500 or 1.25 times the company action level amount as required by the most recent risk based capital calculations. The amounts due on demand to GWL&A Financial bear interest at the public bond rate (6.0% and 7.0% at December 31, 2001 and 2000, respectively) while the note payable bears interest at 7.25%.

       Interest expense attributable to these related party obligations was $14,732, $14,637, and $11,053 for the years ended December 31, 2001,
       2000, and 1999, respectively.

4.      ALLOWANCES ON POLICYHOLDER RECEIVABLES

       The Company maintains an allowance for credit losses at a level that, in management's opinion, is sufficient to absorb credit losses on its amounts receivable related to uninsured accident and health plan claims and premiums in course of collection. Management's judgement is based on past loss experience and current and projected economic conditions.

       Allowances for amounts receivable related to uninsured accident and health plan claims:

                                                                     2001               2000               1999
                                                                 --------------    ---------------    ---------------

      Balance, beginning of year                              $        34,700   $        31,200    $        31,200
      Provisions charged to operations                                 50,500             7,700              4,500
      Amounts written off - net                                       (31,769)           (4,200)            (4,500)
                                                                 --------------    ---------------    ---------------
      Balance, end of year                                    $        53,431   $        34,700    $        31,200
                                                                 ==============    ===============    ===============

       Allowances for premiums in course of collection:

                                                                     2001               2000               1999
                                                                 --------------    ---------------    ---------------

      Balance, beginning of year                              $        18,700   $        13,900    $        13,900
      Provisions charged to operations                                 29,642            14,500              2,500
      Amounts written off - net                                       (26,125)           (9,700)            (2,500)
                                                                 --------------    ---------------    ---------------
      Balance, end of year                                    $        22,217   $        18,700    $        13,900
                                                                 ==============    ===============    ===============

5.      REINSURANCE

       In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding risks to other insurance enterprises under excess coverage and co-insurance contracts. The Company retains a maximum of $1.5 million of coverage per individual life.

       Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. At December 31, 2001 and 2000, the reinsurance receivable had a carrying value of $282,352 and $233,968, respectively.

       The following schedule details life insurance in force and life and accident/health premiums:

                                                                        Assumed                          Percentage
                                                       Ceded           Primarily                         of Amount
                                    Gross          Primarily to       From Other           Net            Assumed
                                    Amount              GWL            Companies          Amount           to Net
                                ---------------   ----------------  ----------------  ---------------   -------------
      December 31, 2001:
        Life insurance in force:
          Individual         $     43,370,006  $      8,330,282   $     7,399,250        42,438,974        17.4%
          Group                    56,650,090                           9,888,796        66,538,886        14.9%
                                ---------------   ----------------  ----------------  ----------------
              Total          $    100,020,096  $      8,330,282   $    17,288,046   $   108,977,860
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        384,688  $         32,820   $        37,442   $       389,310         9.6%
          Accident/health             830,970            49,001            42,750           824,719         5.2%
                                ---------------   ----------------  ----------------  ----------------
              Total          $      1,215,658  $         81,821   $        80,192   $     1,214,029
                                ===============   ================  ================  ================








                                                                        Assumed                          Percentage
                                                       Ceded           Primarily                         of Amount
                                    Gross          Primarily to       From Other           Net            Assumed
                                    Amount              GWL            Companies          Amount           to Net
                                ---------------   ----------------  ----------------  ---------------   -------------
      December 31, 2000:
        Life insurance in force:
          Individual         $     39,067,268  $      5,727,745   $     7,563,302   $    40,902,825        18.5%
          Group                    75,700,120                          20,610,896        96,311,016        21.4%
                                ---------------   ----------------  ----------------  ----------------
              Total          $    114,767,388  $      5,727,745   $    28,174,198   $   137,213,841
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        349,097  $         35,448   $        88,994   $       402,643        22.1%
          Accident/health             827,044            79,705           175,294           922,633        19.0%
                                ---------------   ----------------  ----------------  ----------------
              Total          $      1,176,141  $        115,153   $       264,288   $     1,325,276
                                ===============   ================  ================  ================

      December 31, 1999:
        Life insurance in force:
          Individual         $     35,362,934  $      5,195,961   $     8,467,877   $    38,634,850        21.9%
          Group                    80,717,198                           2,212,741        82,929,939         2.7%
                                ---------------   ----------------  ----------------  ----------------
              Total          $    116,080,132  $      5,195,961   $    10,680,618   $   121,564,789
                                ===============   ================  ================  ================

        Premium Income:
          Life insurance     $        306,101  $         27,399   $        46,715   $       325,417        14.4%
          Accident/health             801,755            58,247            79,753           823,261         9.7%
                                ---------------   ----------------  ----------------  ----------------
              Total          $      1,107,856  $         85,646   $       126,468   $     1,148,678
                                ===============   ================  ================  ================

6.     NET INVESTMENT INCOME AND NET REALIZED GAINS (LOSSES) ON INVESTMENTS

       Net investment income is summarized as follows:

                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                     2001              2000               1999
                                                                ---------------   ---------------    ---------------
      Investment income:
        Fixed maturities and short-term
          Investments                                        $       693,573    $      675,200    $       635,601
        Common stock                                                   4,882             1,584              1,345
        Mortgage loans on real estate                                 69,237            80,775             88,033
        Real estate                                                   22,335            22,068             19,618
        Policy loans                                                 204,198           191,320            167,109
        Other                                                            101               120                138
                                                                ---------------   ---------------    ---------------
                                                                     994,326           971,067            911,844
      Investment expenses, including interest on
        amounts charged by the related parties
        of $14,732, $14,637, and $11,053                              52,992            39,626             35,898
                                                                ---------------   ---------------    ---------------
      Net investment income                                  $       941,334    $      931,441    $       875,946
                                                                ===============   ===============    ===============





       Net realized gains (losses) on investments are as follows:

                                                                             Years Ended December 31,
                                                                ----------------------------------------------------
                                                                     2001              2000               1999
                                                                ---------------   ---------------    ---------------
      Realized gains (losses):
        Fixed maturities                                     $        32,116    $      (16,752)   $        (8,321)
        Common stock                                                  13,052            33,411                463
        Mortgage loans on real estate                                  1,657             2,207              1,429
        Real estate                                                                        490                513
        Provisions                                                                       8,927              7,000
                                                                ---------------   ---------------    ---------------
      Net realized gains on investments                      $        46,825    $       28,283    $         1,084
                                                                ===============   ===============    ===============

7.     SUMMARY OF INVESTMENTS

       Fixed maturities owned at December 31, 2001 are summarized as follows:

                                                          Gross           Gross         Estimated
                                        Amortized      Unrealized      Unrealized         Fair          Carrying
                                          Cost            Gains          Losses           Value           Value
                                       ------------    ------------    ------------    ------------    ------------
      Available-for-Sale:
        U.S. Government
          Agencies                  $     1,744,590 $      45,585   $       7,577   $    1,782,598  $    1,782,598
        Collateralized mortgage
          obligations                       435,074         9,900             125          444,849         444,849
        Public utilities                    647,754        22,823           5,997          664,580         664,580
        Corporate bonds                   2,943,635       114,871          71,504        2,987,002       2,987,002
        Foreign governments                  26,466         1,824                           28,290          28,290
        State and municipalities            935,758        35,462           3,955          967,265         967,265
        Direct mortgage pass-
          through certificates              345,979         2,537           2,840          345,676         345,676
        Mortgage-backed
          Securities - other                 97,136         7,020                          104,156         104,156
        Asset backed securities           2,728,061        76,187          12,489        2,791,759       2,791,759
                                       ------------    ------------    ------------    ------------    ------------
                                    $     9,904,453 $     316,209   $     104,487   $   10,116,175  $   10,116,175
                                       ============    ============    ============    ============    ============





       Fixed maturities owned at December 31, 2000 are summarized as follows:

                                                          Gross           Gross         Estimated
                                        Amortized      Unrealized      Unrealized         Fair          Carrying
                                          Cost            Gains          Losses           Value           Value
                                       ------------    ------------    ------------    ------------    ------------
      Available-for-Sale:
        U.S.Government
          Agencies                  $     1,115,926 $      14,528   $       3,483   $    1,126,971  $    1,126,971
        Collateralized mortgage
          obligations                       708,707         8,592           7,201          710,098         710,098
        Public utilities                    654,729        13,251           7,063          660,917         660,917
        Corporate bonds                   3,036,921        66,903          85,559        3,018,265       3,018,265
        Foreign governments                  49,505         1,019             376           50,148          50,148
        State and municipalities            815,246        20,424           6,502          829,168         829,168
        Direct mortgage pass-
          through certificates              356,975         2,719           1,091          358,603         358,603
        Mortgage-backed
          Securities - other                100,786         5,401             363          105,824         105,824
        Asset backed securities           2,533,214        46,602          19,945        2,559,871       2,559,871
                                       ------------    ------------    ------------    ------------    ------------
                                    $     9,372,009 $     179,439   $     131,583   $    9,419,865  $    9,419,865
                                       ============    ============    ============    ============    ============

       The collateralized mortgage obligations consist primarily of sequential and planned amortization classes with final stated maturities of two to thirty years and average lives of less than one to fifteen years. Prepayments on all mortgage-backed securities are monitored monthly and amortization of the premium and/or the accretion of the discount associated with the purchase of such securities is adjusted by such prepayments.

       See Note 9 for additional information on policies regarding estimated fair value of fixed maturities.

       The amortized cost and estimated fair value of fixed maturity investments at December 31, 2001, by projected maturity, are shown below. Actual maturities will likely differ from these projections because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized           Estimated
                                                 Cost             Fair Value
                                            ----------------    ----------------
      Due in one year or less             $        614,336   $         627,259
      Due after one year
        through five years                       2,481,589           2,579,308
      Due after five years
        through ten years                        1,171,127           1,189,693
      Due after ten years                          848,427             838,494
      Mortgage-backed
        Securities                               2,060,913           2,089,662
      Asset-backed securities                    2,728,061           2,791,759
                                            ----------------    ----------------
                                          $      9,904,453   $      10,116,175
                                            ================    ================

       Proceeds from sales of securities available-for-sale were $5,201,737, $1,460,672, and $3,176,802 during 2001, 2000, and 1999, respectively. The realized gains on such sales totaled $42,343, $8,015, and $10,080 for 2001, 2000, and 1999, respectively. The realized losses totaled $10,186, $24,053, and $19,720 for 2001, 2000, and 1999, respectively. During the years 2001, 2000, and 1999, held-to-maturity securities with amortized cost of $0, $8,571, and $0 were sold due to credit deterioration with insignificant gains and losses.

       During the fourth quarter of 2000, the Company transferred all securities classified as held-to-maturity into the available-for-sale category. The Company recorded a $19,908 unrealized gain associated with this transfer in other comprehensive income, net of tax.

       At December 31, 2001 and 2000, pursuant to fully collateralized securities lending arrangements, the Company had loaned $278,471 and $208,702 of fixed maturities, respectively.

       The Company engages in hedging activities to manage interest rate, market and foreign exchange risk.

       The following table summarizes the 2001 financial hedge instruments:

                                            Notional                 Strike/Swap
      December 31, 2001                      Amount                     Rate                       Maturity
      -------------------------------    ---------------    ------------------------------    --------------------
      Interest Rate Caps              $      1,402,000          6.75% - 11.65% (CMT)             01/02 - 01/05
      Interest Rate Swaps                      365,018              3.13% - 7.32%                01/02- 12/06
      Foreign Currency
        Exchange Contracts                      13,585                   N/A                     06/05 - 07/06
      Options Calls                            191,300                 Various                   01/02 - 01/06
                     Puts                      131,000                 Various                   12/01 - 12/02

       The following table summarizes the 2000 financial hedge instruments:

                                            Notional                  Strike/Swap
      December 31, 2000                      Amount                      Rate                        Maturity
      -------------------------------    ---------------    --------------------------------    --------------------
      Interest Rate Futures           $        171,800               5.17% - 5.68%                     3/01
      Interest Rate Caps                     1,562,000           7.64% - 11.82% (CMT)              6/00 - 12/06
      Interest Rate Swaps                      300,041               5.00% - 8.62%                 1/01 - 12/06
      Foreign Currency
        Exchange Contracts                      18,371                    N/A                       6/05 - 7/06
      Options Calls                            111,400                  Various                    5/01 - 11/05

       CMT - Constant Maturity Treasury Rate

       The Company has established specific investment guidelines designed to emphasize a diversified and geographically dispersed portfolio of mortgages collateralized by commercial and industrial properties located in the United States. The Company's policy is to obtain collateral sufficient to provide loan-to-value ratios of not greater than 75% at the inception of the mortgages. At December 31, 2001, approximately 29% of the Company's mortgage loans were collateralized by real estate located in California.

       The following is information with respect to impaired mortgage loans:

                                                                                    2001                2000
                                                                               ----------------    ----------------

      Loans, net of related allowance for credit losses of
        $13,018 and $12,777                                                 $           6,300   $           9,116
      Loans with no related allowance for credit losses                                 5,180              12,954
      Average balance of impaired loans during the year                                31,554              39,321
      Interest income recognized (while impaired)                                       1,617               1,648
      Interest income received and recorded (while impaired)
        Using the cash basis method of recognition                                      1,744               1,632

       As part of an active loan management policy and in the interest of maximizing the future return of each individual loan, the Company may from time to time modify the original terms of certain loans. These restructured loans, all performing in accordance with their modified terms, aggregated $56,258 and $73,518 at December 31, 2001 and 2000, respectively.

       The following table presents changes in the allowance for credit losses:

                                                                     2001              2000               1999
                                                                ---------------   ---------------    ---------------

      Balance, beginning of year                             $        61,242    $       77,416    $        83,416
      Provision for loan losses                                                         (8,927)            (7,000)
      Charge-offs                                                     (3,588)           (7,247)
      Recoveries                                                                                            1,000
                                                                ---------------   ---------------    ---------------
      Balance, end of year                                   $        57,654    $       61,242    $        77,416
                                                                ===============   ===============    ===============

8.      COMMERCIAL PAPER

       The Company has a commercial paper program that is partially supported by a $50,000 standby letter-of-credit. At December 31, 2001, commercial paper outstanding of $97,046 had a maturity of 4 days and an interest rate of 2.55%. At December 31, 2000, commercial paper outstanding of $97,631 had maturities ranging from 11 to 46 days and interest rates ranging from 6.59% to 6.62%.

9.      ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

                                                                          December 31,
                                             -----------------------------------------------------------------------
                                                           2001                                  2000
                                             ----------------------------------    ---------------------------------
                                                Carrying          Estimated          Carrying          Estimated
                                                 Amount           Fair Value          Amount           Fair Value
                                             ---------------    ---------------    --------------    ---------------
      ASSETS:
         Fixed maturities and
           short-term investments          $    10,540,905   $     10,540,905   $      9,834,247  $      9,834,247
         Mortgage loans on real
           estate                                  613,453            624,102            843,371           856,848
         Policy loans                            3,000,441          3,000,441          2,809,973         2,809,973
         Common stock                               73,344             73,344             95,036            95,036

      LIABILITIES:
         Annuity contract reserves
           without life contingencies            4,188,553          4,210,759          4,189,716         4,204,907
         Policyholders' funds                      242,916            242,916            266,235           266,235
         Due to GWL                                 41,874             41,441             43,081            41,332
         Due to GWL&A Financial                    251,059            251,059            171,347           158,222
         Commercial paper                           97,046             97,046             97,631            97,631
         Repurchase agreements                     250,889            250,889

       The estimated fair values of financial instruments have been determined using available information and appropriate valuation methodologies. However, considerable judgement is required to interpret market data to develop estimates of fair value. Accordingly, the estimates presented are not necessarily indicative of the amounts the Company could realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

       The estimated fair-value of fixed maturities and common stocks that are publicly traded are obtained from an independent pricing service. To determine fair value for fixed maturities not actively traded, the Company utilizes discounted cash flows calculated at current market rates on investments of similar quality and term. Fair values of derivatives of $20,617 and $7,188 at December 31, 2001 and 2000, respectively, consisting principally of interest rate swaps are included in fixed maturities.

       Mortgage loan fair value estimates generally are based on discounted cash flows. A discount rate "matrix" is incorporated whereby the discount rate used in valuing a specific mortgage generally corresponds to that mortgage's remaining term and credit quality. The rates selected for inclusion in the discount rate "matrix" reflect rates that the Company would quote if placing loans representative in size and quality to those currently in the portfolio.

       Policy loans accrue interest generally at variable rates with no fixed maturity dates and, therefore, estimated fair value approximates carrying value.

       The estimated fair value of annuity contract reserves without life contingencies is estimated by discounting the cash flows to maturity of the contracts, utilizing current crediting rates for similar products.

       The estimated fair value of policyholders' funds is the same as the carrying amount as the Company can change the crediting rates with 30 days notice.

       The estimated fair value of due to GWL is based on discounted cash flows at current market rates on high quality investments.

       The fair value of due to GWL&A Financial reflects the last trading price of the subordinated notes in the public market at December 31, 2001.

       The carrying value of repurchase agreements and commercial paper is a reasonable estimate of fair value due to the short-term nature of the liabilities.

       The estimated fair value of derivatives, primarily consisting of interest rate swaps which are held for other than trading purposes, is the estimated amount the Company would receive or pay to terminate the agreement at each year-end, taking into consideration current interest rates and other relevant factors. Included in the net asset position for interest rates swaps are $33 and $1,858 of liabilities in 2001 and 2000, respectively. Included in the net asset position for foreign currency exchange contracts are $127 and $0 of liabilities in 2001 and 2000, respectively.

10.     EMPLOYEE BENEFIT PLANS

       The following table summarizes changes for the years ended December 31, 2001, 2000, and 1999 in the benefit obligations and in plan assets for the Company's defined benefit pension plan and post-retirement medical plan. There is no additional minimum pension liability required to be recognized.

                                                                                          Post-Retirement
                                                    Pension Benefits                        Medical Plan
                                            ----------------------------------    ---------------------------------
                                              2001         2000        1999         2001        2000        1999
                                            ---------    ---------   ---------    ---------   ---------    --------
      Change in benefit obligation
      Benefit obligation at beginning     $ 140,563   $  126,130   $ 131,305   $  33,018    $ 29,228    $  19,944
      of year
      Service cost                            8,093        7,062       7,853       3,331       2,305        2,186
      Interest cost                           9,718        9,475       8,359       3,303       2,167        1,652
      Acquisition of new employees                                     4,155       7,823
      Actuarial (gain) loss                  (2,640)       2,510     (22,363)     11,401                    3,616
      Prior service for former Alta
        employees                                                                                           2,471
      Benefits paid                          (5,213)      (4,614)     (3,179)     (1,015)       (682)        (641)
                                            ---------    ---------   ---------    ---------   ---------    --------
      Benefit obligation at end of year   $ 150,521   $  140,563   $ 126,130   $  57,861    $ 33,018    $  29,228
                                            ---------    ---------   ---------    ---------   ---------    --------

      Change in plan assets
      Fair value of plan assets at
        beginning of year                 $ 193,511   $  192,093   $ 183,136   $            $           $
      Actual return on plan assets             (637)       6,032      12,055
      Addition of former Alta employees
        and other adjustments                                             81
      Benefits paid                          (5,213)      (4,614)     (3,179)
                                            ---------    ---------   ---------    ---------   ---------    --------
      Fair value of plan assets at end      187,661      193,511     192,093
      of year
                                            ---------    ---------   ---------    ---------   ---------    --------

      Funded (unfunded) status               37,140       52,948      65,963      (57,861)    (33,018)     (29,228)
      Unrecognized net actuarial (gain)      (1,499)     (15,239)    (30,161)     14,659       3,430        3,464
      loss
      Unrecognized prior service cost         2,533        3,073       3,614       9,326       2,148        2,310
      Unrecognized net obligation or
      (asset)
        at transition                       (15,142)     (16,655)    (18,170)     12,120      12,928       13,736
                                            ---------    ---------   ---------    ---------   ---------    --------
      Prepaid (accrued) benefit cost      $  23,032   $   24,127   $  21,246   $  (21,756)  $ (14,512)  $  (9,718)
                                            =========    =========   =========    =========   =========    ========

      Components of net periodic
      benefit cost
      Service cost                        $   8,093   $    7,062   $   7,853   $   3,331    $  2,305    $   2,186
      Interest cost                           9,718        9,475       8,360       3,303       2,167        1,652
      Expected return on plan assets        (15,276)     (17,567)    (15,664)
      Amortization of transition             (1,514)      (1,514)     (1,514)        808         808          808
      obligation
      Amortization of unrecognized prior
        service cost                            541          541         541         645         162          162
      Amortization of gain from earlier
        periods                                (467)        (879)        (80)        172          34           38
                                            ---------    ---------                ---------   ---------    --------
                                            ---------    ---------   ---------    ---------   ---------    --------
      Net periodic (benefit) cost         $   1,095   $   (2,882)  $    (504)  $   8,259    $  5,476    $   4,846
                                            =========    =========   =========    =========   =========    ========

      Weighted-average assumptions as
      of December 31
      Discount rate                           7.25%        7.50%       7.50%        7.25%       7.50%        7.50%
      Expected return on plan assets          8.00%        9.25%       8.50%        8.00%       9.25%        8.50%
      Rate of compensation increase           4.00%        5.00%       5.00%        4.00%       5.00%        5.00%

       The Company-sponsored post-retirement medical plan (medical plan) provides health benefits to retired employees. The medical plan is contributory and contains other cost sharing features, which may be adjusted annually for the expected general inflation rate. The Company's policy is to fund the cost of the medical plan benefits in amounts determined at the discretion of management. The Company made no contributions to this plan in 2001, 2000, or 1999.

       Assumed health care cost trend rates have a significant effect on the amounts reported for the medical plan. For measurement purposes, a 7.5% annual rate of increase in the per capita cost of covered health care benefits was assumed. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

                                                                          1-Percentage             1-Percentage
                                                                              Point                    Point
                                                                            Increase                 Decrease
                                                                       --------------------     --------------------
      Increase (decrease) on total of service and
        interest cost on components                                 $             2,246     $             (1,465)
      Increase (decrease) on post-retirement benefit                             12,877                   (9,914)
        obligation

       The Company sponsors a defined contribution 401(k) retirement plan which provides eligible participants with the opportunity to defer up to 15% of base compensation. The Company matches 50% of the first 5% of participant pre-tax contributions. For employees hired after January 1, 1999, the Company matches 50% of the first 8% of participant pre-tax contributions. Company contributions for the years ended December 31, 2001, 2000, and 1999 totaled $7,773, $6,130, and $5,504, respectively.

       The Company has a deferred compensation plan providing key executives with the opportunity to participate in an unfunded, deferred compensation program. Under the program, participants may defer base compensation and bonuses, and earn interest on their deferred amounts. The program is not qualified under Section 401 of the Internal Revenue Code. Participant deferrals, which are reflected in other liabilities, are $20,033, $19,264, and $17,367 for years ending December 31, 2001, 2000, and 1999, respectively. The participant deferrals earn interest at 7.2% at December 31, 2001, based on the average ten-year composite government securities rate plus 1.5%. The interest expense related to the plan for the years ending December 31, 2001, 2000, and 1999 was $1,434, $1,358, and $1,231,
       respectively.

       The Company also provides a supplemental executive retirement plan to certain key executives. This plan provides key executives with certain benefits upon retirement, disability, or death based upon total compensation. The Company has purchased individual life insurance policies with respect to each employee covered by this plan. The Company is the owner and beneficiary of the insurance contracts. The expense for this plan for 2001, 2000, and 1999 was $2,726, $3,023, and $3,002,
       respectively. The total liability of $20,881 and $18,794 as of December 31, 2001 and 2000 is included in other liabilities.

11.     FEDERAL INCOME TAXES

       The following is a reconciliation between the federal income tax rate and the Company's effective income tax rate:

                                                                     2001            2000             1999
                                                                  ------------    ------------     ------------
      Federal tax rate                                                  35.0   %        35.0   %         35.0   %
      Change in tax rate resulting from:
        Settlement of GWL tax exposures                                                                  (5.9)
         Investment income not subject
           to federal tax                                               (1.7)           (0.9)
        Other, net                                                      (0.3)                            (0.3)
                                                                  ------------    ------------     ------------
      Total                                                             33.0   %        34.1   %         28.8   %
                                                                  ============    ============     ============

       The Company's income tax provision was favorably impacted in 1999 by the release of contingent liabilities relating to taxes of the GWL's U.S. branch associated with blocks of business that were transferred from GWL's U.S. branch to the Company from 1989 to 1993; the Company had agreed to the transfer of these tax liabilities as part of the transfer of this business. The release recorded in 1999 reflected the resolution of certain tax issues with the Internal Revenue Service (IRS), and totaled $17,150; however, $8,900 of the release was attributable to participating policyholders and therefore had no effect on the net income of the Company since that amount was credited to the provision for policyholders' share of earnings on participating business in the accompanying 1999 statement of income.

       Excluding the effect of the 1999 tax item discussed above, the effective tax rate for 1999 was 35.2%.

       Temporary differences of which give rise to the deferred tax assets and liabilities as of December 31, 2001 and 2000 are as follows:

                                                               2001                              2000
                                                  -------------------------------    ------------------------------
                                                    Deferred         Deferred           Deferred        Deferred
                                                      Tax               Tax              Tax              Tax
                                                     Asset           Liability          Asset          Liability
                                                  -------------    --------------    -------------    -------------
      Policyholder reserves                    $      157,703   $                 $       114,074  $
      Deferred policy acquisition costs                                   47,101                           48,543
      Deferred acquisition cost
        proxy tax                                     113,505                             110,239
      Investment assets                                                   88,595                           35,714
      Allowance for uncollectibles                     10,570
      Net operating loss carryforwards                    444                                 444
      Other                                             2,614                                 103
                                                  -------------    --------------    -------------    -------------
              Subtotal                                284,836            135,696          224,860          84,257
      Valuation allowance                                                                  (1,761)
                                                  -------------    --------------    -------------    -------------
              Total Deferred Taxes             $      284,836   $        135,696  $       223,099  $       84,257
                                                  =============    ==============    =============    =============

       Amounts included in investment assets above include $40,122 and $21,228 related to the unrealized gains on the Company's fixed maturities available-for-sale at December 31, 2001 and 2000, respectively.

       The Company will file a consolidated tax return for 2001. Losses incurred by subsidiaries in prior years cannot be offset against operating income of the Company. At December 31, 2001, the Company's subsidiaries had approximately $1,269 of net operating loss carryforwards, expiring through the year 2015. The tax benefit of subsidiaries' net operating loss carryforwards are included in the deferred tax assets at December 31, 2001 and 2000, respectively.

       The Company's valuation allowance was decreased in 2001, 2000, and 1999 by $1,761, $0, and $(17), respectively, as a result of the re-evaluation by management of future estimated taxable income in its subsidiaries.

       Under pre-1984 life insurance company income tax laws, a portion of life insurance company gain from operations was not subject to current income taxation but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in the account is $7,742 and the Company does not anticipate any transactions, which would cause any part of the amount to become taxable. Accordingly, no provision has been made for possible future federal income taxes on this accumulation.

12.     OTHER COMPREHENSIVE INCOME

       Other comprehensive income for the year ended December 31, 2001 is summarized as follows:

                                                             Before-Tax         Tax (Expense)         Net-of-Tax
                                                               Amount            or Benefit             Amount
                                                          -----------------    ---------------- -- -----------------
      Unrealized gains on available-for-sale securities:
         Net changes during the year related to cash
            flow hedges                                 $        12,637     $         (4,423)   $           8,214
         Unrealized holding gains (losses) arising
            during the period                                   112,544              (39,397)              73,147
         Less:  reclassification adjustment for
            (gains) losses realized in net income               (15,912)               5,569              (10,343)
                                                          -----------------    ----------------    -----------------
         Net unrealized gains                                   109,269              (38,251)              71,018
      Reserve and  DAC adjustment                               (43,358)              15,175              (28,183)
                                                          -----------------    ----------------    -----------------
                                                          -----------------    ----------------    -----------------
      Other comprehensive income                        $        65,911     $        (23,076)   $          42,835
                                                          =================    ================    =================





       Other comprehensive income for the year ended December 31, 2000 is summarized as follows:

                                                             Before-Tax         Tax (Expense)         Net-of-Tax
                                                               Amount            or Benefit             Amount
                                                          -----------------    ----------------    -----------------
      Unrealized gains on available-for-sale securities:
         Unrealized holding gains (losses) arising
            during the period                           $       204,274     $        (71,495)   $         132,779
         Less:  reclassification adjustment for
            (gains) losses realized in net income                 9,436               (3,303)               6,133
                                                          -----------------    ----------------    -----------------
         Net unrealized gains                                   213,710              (74,798)             138,912
      Reserve and  DAC adjustment                               (31,352)              10,973              (20,379)
                                                          -----------------    ----------------    -----------------
                                                          -----------------    ----------------    -----------------
      Other comprehensive income                        $       182,358     $        (63,825)   $         118,533
                                                          =================    ================    =================

       Other comprehensive loss for the year ended December 31, 1999 is summarized as follows:

                                                             Before-Tax         Tax (Expense)         Net-of-Tax
                                                               Amount            or Benefit             Amount
                                                          -----------------    ----------------    -----------------
      Unrealized gains on available-for-sale securities:
         Unrealized holding gains (losses) arising
            during the period                           $      (303,033)    $        106,061    $        (196,972)
         Less:  reclassification adjustment for
            (gains) losses realized in net income                (9,958)               3,485               (6,473)
                                                          -----------------    ----------------    -----------------
         Net unrealized gains (losses)                         (312,991)             109,546             (203,445)
      Reserve and  DAC adjustment                                87,729              (30,705)              57,024
                                                          -----------------    ----------------    -----------------
                                                          -----------------    ----------------    -----------------
      Other comprehensive loss                          $      (225,262)    $         78,841    $        (146,421)
                                                          =================    ================    =================

13.    STOCKHOLDER'S EQUITY, DIVIDEND RESTRICTIONS, AND OTHER MATTERS

       At December 31, 2001 and 2000, the Company has 1,500 authorized shares each of Series A, Series B, Series C and Series D cumulative preferred stock; and 2,000,000 authorized shares of non-cumulative preferred stock.

       No dividends were paid on preferred stock in 2001, 2000, and 1999, respectively. In addition, dividends of $187,633, $134,149, and $92,053 were paid on common stock in 2001, 2000, and 1999, respectively. Dividends are paid as determined by the Board of Directors, subject to restrictions as discussed below.

       The Company's net income and capital and surplus, as determined in accordance with statutory accounting principles and practices for December 31 are as follows:

                                                                 2001                2000                1999
                                                            ----------------    ----------------    ---------------
                                   (Unaudited)
      Net income                                         $        266,398    $        293,521    $          253,123
      Capital and surplus                                       1,200,372           1,083,718             1,004,745


       In March 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (Codification). The Codification, which is intended to standardize accounting and reporting to state insurance departments, was effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The Colorado Division of Insurance required adoption of Codification with certain modifications for the preparation of statutory financial statements effective January 1, 2001. The adoption of Codification as modified by the Colorado Division of Insurance increased statutory net worth as of January 1, 2001, by approximately $105,760 [Unaudited]. (The modifications adopted by the Colorado Division of Insurance had no effect on statutory net worth).

       The maximum amount of dividends which can be paid to stockholders by insurance companies domiciled in the State of Colorado are subject to restrictions relating to statutory surplus and statutory net gain from operations. Statutory surplus and net gains from operations at December 31, 2001 were $1,200,372 and $272,138 [Unaudited], respectively. The Company should be able to pay up to $272,138 [Unaudited] of dividends in 2002.

14.     STOCK OPTIONS

       The Parent has a stock option plan (the Lifeco plan) that provides for the granting of options on common shares of Lifeco to certain officers and employees of Lifeco and its subsidiaries, including the Company. Options may be awarded with exercise prices of no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the Lifeco plan. As of December 31, 2001, 2000, and 1999, stock available for award to Company employees under the Lifeco plan aggregated 3,278,331, 4,808,047, and 885,150 shares.

       The plan provides for the granting of options with varying terms and vesting requirements. The majority of basic options under the plan vest and become exercisable twenty percent per year commencing on the first anniversary of the grant and expire ten years from the date of grant. Other basic options vest and become exercisable one-third per year commencing on various dates from December 31, 2000 to September 30, 2002 and expire ten years from the date of grant. Variable options granted to Company employees totaling 278,000 and 1,832,000 in 1998 and 1997, respectively, become exercisable, if certain cumulative financial targets are attained by the end of 2001. If exercisable, the exercise period runs from April 1, 2002 to June 26, 2007. During 2000, the Company determined that it was probable that certain of these options would become exercisable and, accordingly, accrued compensation expense of $15,052 with a corresponding credit to additional paid-in capital as prescribed by AIN-APB 25. During 2001, the Company released $12,098 of this accrual when certain financial targets were not attained.

       Additional variable options granted in 1998, 2000, and 2001 totaling 380,000, 120,000, and 80,000 respectively, become exercisable if certain sales or financial targets are attained. During 2001, 2000, and 1999, 7,750, 13,250, and 11,250 of these options vested and accordingly, the Company recognized compensation expense of $48, $151, and $23, respectively. If exercisable, the exercise period expires ten years from the date of grant.

       The following table summarizes the status of, and changes in, Lifeco options granted to Company employees, which are outstanding and the weighted-average exercise price (WAEP) for 2001, 2000, and 1999. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                          2001                          2000                         1999
                                --------------------------    -------------------------    -------------------------
                                  Options         WAEP          Options        WAEP         Options         WAEP
                                -------------   ----------    ------------   ----------    -----------    ----------
      Outstanding, Jan. 1          7,675,551  $    9.91         6,867,098  $    9.20        6,744,824  $     8.15
        Granted                      947,500      22.28         1,386,503      14.88          675,500       16.29
        Exercised                  1,463,588       5.89           451,300       7.74          234,476        5.69
        Expired or
          canceled                   690,334      11.24           126,750      12.17          318,750       13.81
                                -------------   ----------    ------------   ----------    -----------    ----------
      Outstanding,
        Dec. 31                    6,469,129  $   11.59         7,675,551  $    9.91        6,867,098  $     9.20
                                =============   ==========    ============   ==========    ===========    ==========

      Options
        exercisable
        at year-end                2,673,460  $    8.01         3,077,998  $    7.11        2,503,998  $     7.00
                                =============   ==========    ============   ==========    ===========    ==========

      Weighted average
        fair value of
        options granted
        during year          $     4.22                    $     4.38                   $     5.16
                                =============                 ============                 ===========

       The following table summarizes the range of exercise prices for outstanding Lifeco common stock options granted to Company employees at December 31, 2001:

                                                 Outstanding                                 Exercisable
                               -------------------------------------------------   ---------------------------------
                                                                     Average                             Average
            Exercise                                 Average         Exercise                            Exercise
          Price Range              Options            Life            Price            Options            Price
      ---------------------    ----------------    ------------    -------------   ----------------    -------------
      $ 5.32 - 7.07                1,823,560           4.68     $       5.42           1,803,560    $        5.40
      $10.19 - 16.90               3,775,569           6.73     $      12.22             867,400    $       13.40
      $21.52 - 22.23                 870,000           9.66     $      21.77               2,500    $       22.01

       Of the exercisable Lifeco options, 2,623,960 relate to fixed option grants and 49,500 relate to variable grants.

       Power Financial Corporation (PFC), which is the parent corporation of Lifeco, has a stock option plan (the PFC plan) that provides for the granting of options for common shares of PFC to key employees of PFC and its affiliates. Prior to the creation of the Lifeco plan in 1996, certain officers of the Company participated in the PFC plan in Canada. Under the PFC plan, options may be awarded with exercise price no less than the market price on the date of the grant. Termination of employment prior to vesting results in forfeiture of the options, unless otherwise determined by a committee that administers the PFC plan. As of December 31, 2001, 2000, and 1999, stock available for award under the PFC plan aggregated 2,710,800, 2,790,800, and 4,340,800 shares.

       Options granted to officers of the Company under the PFC plan become exercisable twenty percent per year commencing on the date of the grant and expire ten years from the date of grant.

       The following table summarizes the status of, and changes in, PFC options granted to Company officers, which remain outstanding and WAEP for 2001, 2000, and 1999. As the options granted relate to Canadian stock, the values, which are presented in U.S. dollars, will fluctuate as a result of exchange rate fluctuations:

                                           2001                          2000                          1999
                                 --------------------------    --------------------------    --------------------------
                                   Options          WAEP         Options          WAEP         Options         WAEP
                                 -------------    ---------    -------------    ---------    -------------   ----------
      Outstanding,  Jan.1,             70,000  $     2.29           285,054  $     3.23           355,054  $    2.89
        Exercised                                                   215,054        3.30            70,000       2.28
                                 -------------    ---------    -------------    ---------    -------------   ----------
      Outstanding, Dec 31,             70,000  $     2.16            70,000  $     2.29           285,054  $    3.23
                                 =============    =========    =============    =========    =============   ==========
      Options exercisable
        at year-end                    70,000  $     2.16            70,000  $     2.29           285,054  $    3.23
                                 =============    =========    =============    =========    =============   ==========

       As of December 31, 2001, the PFC options outstanding have an exercise price of $2.16 and a weighted-average remaining contractual life of 1.36 years.

       The Company accounts for stock-based compensation using the intrinsic value method prescribed by APB 25 under which compensation expenses for stock options are generally not recognized for stock option awards granted at or above fair market value. Had compensation expense for the Company's stock option plan been determined based upon fair value at the grant dates for awards under the plan in accordance with SFAS No. 123, "Accounting for Stock-Based Compensation", the Company's net income would have been reduced by $1,801, $1,686, and $1,039, in 2001, 2000, and 1999,
       respectively. The fair value of each option grant was estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions used for those options granted in 2001, 2000, and 1999, respectively: dividend yields of 3.84%, 3.95%, and 3.63%, expected volatility of 20.1%, 30.1%, and 32.4%, risk-free interest rates of 5.30%, 6.61%, and 6.65% and expected lives of 7.5 years.

15.    SEGMENT INFORMATION

       The Company has two reportable segments: Employee Benefits and Financial Services. The Employee Benefits segment markets group life and health and 401(k) products to small and mid-sized corporate employers. The Financial Services segment markets and administers savings products to public and not-for-profit employers and individuals and offers life insurance products to individuals and businesses. The Company's reportable segments are strategic business units that offer different products and services. They are managed separately as each segment has unique distribution channels.

       The accounting policies of the segments are the same as those described in Note 1. The Company evaluates performance based on profit or loss from operations after income taxes.

       The Company's operations are not materially dependent on one or a few customers, brokers or agents.

       Summarized segment financial information for the year ended and as of December 31 was as follows:

       Year ended December 31, 2001

      Operations:                                             Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Revenue:
         Premium income                                $      1,033,983     $       169,656     $      1,203,639
         Fee income                                             809,574             137,681              947,255
         Net investment income                                   90,720             850,614              941,334
         Realized investment gains                               17,881              28,944               46,825
                                                          -----------------   -----------------   -----------------
      Total revenue                                           1,952,158           1,186,895            3,139,053
      Benefits and Expenses:
         Benefits                                               867,031             829,566            1,696,597
         Operating expenses                                     863,021             164,677            1,027,698
                                                          -----------------   -----------------   -----------------
      Total benefits and expenses                             1,730,052             994,243            2,724,295
      Income taxes                                               75,962              65,150              141,112
                                                          -----------------   -----------------   -----------------
      Net income before special charges                         146,144             127,502              273,646
      Special charges (net)                                      80,900                                   80,900
                                                          -----------------   -----------------   -----------------
      Net income                                       $         65,244     $       127,502     $        192,746
                                                          =================   =================   =================

      Assets:                                                 Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Investment assets                                $      1,497,077     $    12,843,747     $     14,340,824
      Other assets                                              912,653             973,033            1,885,686
      Separate account assets                                 5,854,652           6,730,009           12,584,661
                                                          -----------------   -----------------   -----------------
      Total assets                                     $      8,264,382     $    20,546,789     $     28,811,171
                                                          =================   =================   =================





       Year ended December 31, 2000

      Operations:                                             Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Revenue:
         Premium income                                $      1,142,136     $       190,430     $      1,332,566
         Fee income                                             752,309             119,318              871,627
         Net investment income                                   94,800             836,641              931,441
         Realized investment gains (losses)                      (3,572)             31,855               28,283
                                                          -----------------   -----------------   -----------------
      Total revenue                                           1,985,673           1,178,244            3,163,917
      Benefits and Expenses:
         Benefits                                               922,925             822,947            1,745,872
         Operating expenses                                     856,463             168,448            1,024,911
                                                          -----------------   -----------------   -----------------
      Total benefits and expenses                             1,779,388             991,395            2,770,783
                                                          -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------

      Net operating income before income taxes                  206,285             186,849              393,134
      Income taxes                                               70,197              63,843              134,040
                                                          -----------------   -----------------   -----------------
      Net income                                       $        136,088     $       123,006     $        259,094
                                                          =================   =================   =================





      Assets:                                                 Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Investment assets                                $      1,438,650     $    12,250,667     $     13,689,317
      Other assets                                              980,245             846,687            1,826,932
      Separate account assets                                 6,537,095           5,844,042           12,381,137
                                                          -----------------   -----------------   -----------------
      Total assets                                     $      8,955,990     $    18,941,396     $     27,897,386
                                                          =================   =================   =================

       Year ended December 31, 1999

      Operations:                                             Employee           Financial
                                                              Benefits            Services             Total
                                                          -----------------   -----------------   -----------------
      Revenue:
         Premium income                                $        990,449     $       172,734     $      1,163,183
         Fee income                                             548,580              86,567              635,147
         Net investment income                                   80,039             795,907              875,946
         Realized investment gains (losses)                      (1,224)              2,308                1,084
                                                          -----------------   -----------------   -----------------
      Total revenue                                           1,617,844           1,057,516            2,675,360
      Benefits and Expenses:
         Benefits                                               789,084             792,755            1,581,839
         Operating expenses                                     661,119             143,422              804,541
                                                          -----------------   -----------------   -----------------
      Total benefits and expenses                             1,450,203             936,177            2,386,380
                                                          -----------------   -----------------   -----------------
                                                          -----------------   -----------------   -----------------

      Net operating income before income taxes                  167,641             121,339              288,980
      Income taxes                                               51,003              32,259               83,262
                                                          -----------------   -----------------   -----------------
      Net income                                       $        116,638     $        89,080     $        205,718
                                                          =================   =================   =================






       The following table, which summarizes premium and fee income by segment, represents supplemental information.

                                                              2001                2000                1999
                                                        -----------------    ----------------    ----------------
                                                        -----------------
      Premium Income:
         Employee Benefits
             Group Life & Health                      $     1,033,983     $      1,142,136    $        990,449
                                                        -----------------    ----------------    ----------------
                  Total Employee Benefits                   1,033,983            1,142,136             990,449
                                                        -----------------    ----------------    ----------------
                                                        -----------------    ----------------    ----------------
         Financial Services
             Savings                                            8,429                7,253              14,344
             Individual Insurance                             161,227              183,177             158,390
                                                        -----------------    ----------------    ----------------
                                                        -----------------    ----------------    ----------------
                  Total Financial Services                    169,656              190,430             172,734
                                                        -----------------    ----------------    ----------------
      Total premium income                            $     1,203,639     $      1,332,566    $      1,163,183
                                                        =================    ================    ================

      Fee Income:
         Employee Benefits
             Group Life & Health                      $       713,296     $        648,328    $        454,071
               (uninsured plans)
             401(k)                                            96,278              103,981              94,509
                                                        -----------------    ----------------    ----------------
                                                        -----------------    ----------------    ----------------
                  Total Employee Benefits                     809,574              752,309             548,580
                                                        -----------------    ----------------    ----------------
                                                        -----------------    ----------------    ----------------
         Financial Services
             Savings                                          119,793              111,201              81,331
             Individual Insurance                              17,888                8,117               5,236
                                                        -----------------    ----------------    ----------------
                                                        -----------------    ----------------    ----------------
                  Total Financial Services                    137,681              119,318              86,567
                                                        -----------------    ----------------    ----------------
      Total fee income                                $       947,255     $        871,627    $        635,147
                                                        =================    ================    ================

16.     COMMITMENTS AND CONTINGENCIES

       The Company is involved in various legal proceedings, which arise in the ordinary course of its business. In the opinion of management, after consultation with counsel, the resolution of these proceedings should not have a material adverse effect on its financial position or results of operations.

                                                  SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements for effectiveness under Rule 485(b) and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 25th day of February, 2002.


                                          VARIABLE ANNUITY-1 SERIES ACCOUNT
                                          (Registrant)


                                          By:     /s/ William T. McCallum
                                                  -----------------------
                                                  William T. McCallum, President
                                                  and Chief Executive Officer of
                                                  Great-West Life & Annuity
                                                  Insurance Company


                                          GREAT-WEST LIFE & ANNUITY
                                          INSURANCE COMPANY
                                          (Depositor)


                                          By:     /s/ William T. McCallum
                                                  -----------------------
                                                  William T. McCallum, President
                                                  and Chief Executive Officer

         As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                                             Date


 /s/ Robert Gratton                         *                                   February 25, 2002
---------------------------------------------                                   -----------------
Director and Chairman of the Board,
Robert Gratton


 /s/ William T. McCallum                                                        February 25, 2002
--------------------------------------------                                    -----------------
Director, President and Chief Executive
Officer, William T. McCallum


/s/ Mitchell T.G. Graye                                                         February 25, 2002
-----------------------------------------------------                           -----------------
Executive Vice President and Chief
Financial Officer, Mitchell T.G. Graye


/s/ James Balog                             *                                   February 25, 2002
---------------------------------------------                                   -----------------
Director, James Balog


/s/ James W. Burns                          *                                   February 25, 2002
---------------------------------------------                                   -----------------
Director, James W. Burns


Signature and Title                                                             Date



/s/ Orest T. Dackow                         *                                   February 25, 2002
---------------------------------------------                                   -----------------
Director, Orest T. Dackow


---------------------------------------------                                   -----------------
Director, Andre Desmarais


/s/ Paul Desmarais, Jr.                     *                                   February 25, 2002
---------------------------------------------                                   -----------------
Director, Paul Desmarais, Jr.


Kevin P. Kavanagh                           *                                   February 25, 2002
---------------------------------------------                                   -----------------
Director, Kevin P. Kavanagh


/s/ William Mackness                        *                                   February 25, 2002
---------------------------------------------                                   -----------------
Director, William Mackness


/s/ Jerry E.A. Nickerson                    *                                   February 25, 2002
---------------------------------------------                                   -----------------
Director, Jerry E.A. Nickerson


/s/ P. Michael Pitfield                     *                                   February 25, 2002
---------------------------------------------                                   -----------------
Director, P. Michael Pitfield


/s/ Michel Plessis-Belair                   *                                   February 25, 2002
-------------------- ------------------------                                   -----------------
Director, Michel Plessis-Belair


Brian E. Walsh                              *                                   February 25, 2002
---------------------------------------------                                   -----------------
Director, Brian E. Walsh



*By:   /s/ D.C. Lennox                                                          February 25, 2002
       -------------------------------------                                    -----------------
         D. C. Lennox

         Attorney-in-fact pursuant to Powers of Attorney incorporated by reference.